                                                          File Numbers 333-96383
                                                                       811-4585

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment Number

                       Post-Effective Amendment Number 15               X

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number 77
                                              ----

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                             Dwayne C. Radel, Esq.
                    Senior Vice President and General Counsel
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---

     X  on October 19, 2009 pursuant to paragraph (b) of Rule 485
    ---

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
        on May 1, 2009 pursuant to paragraph (a)(1) of Rule 485
    ---
If appropriate, check the following:

        this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

Title of Securities Being Registered: Variable Adjustable Life Insurance
Policies.

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item Number     Caption in Prospectus

     1.         Front and Back Cover Pages

     2.         Benefit Summary: Benefits and Risks

     3.         Risk/Benefit Summary: Fee Table

     4. General Description of Minnesota Life Variable Life Account, Minnesota Life Insurance Company and Portfolio Companies

     5.         Charges

     6.         General Description of Contracts

     7.         Premiums

     8.         Death Benefits and Contract Values

     9.         Surrenders, Partial Surrenders, and Partial Withdrawals

     10.        Loans

     11.        Lapse and Reinstatement

     12.        Taxes

     13.        Legal Proceedings

     14.        Financial Statements

SUPPLEMENT DATED OCTOBER 19, 2009 TO THE FOLLOWING PROSPECTUSES DATED
MAY 1, 2009:

-    MULTIOPTION(R) VARIABLE ANNUITY

-    MULTIOPTION(R) VARIABLE ANNUITY (MEGANNUITY)

-    VARIABLE ADJUSTABLE LIFE (VAL)

-    VARIABLE ADJUSTABLE LIFE -- SECOND DEATH (VAL-SD)

-    VARIABLE ADJUSTABLE LIFE HORIZON (VAL HORIZON)

-    VARIABLE ADJUSTABLE LIFE SUMMIT (VAL SUMMIT)

-    VARIABLE ADJUSTABLE LIFE SURVIVOR (VAL SURVIVOR)

SUPPLEMENT DATED OCTOBER 19, 2009 TO THE FOLLOWING:

-    MULTIOPTION(R) ACHIEVER VARIABLE ANNUITY

-    MULTIOPTION(R) CLASSIC VARIABLE ANNUITY

-    MULTIOPTION(R) SELECT VARIABLE ANNUITY

     - The Board of Directors of the Credit Suisse Trust has recommended a merger of its International Equity Flex II Portfolio and International Equity Flex III Portfolio. Upon approval by shareholders, the Credit Suisse Trust -- International Equity Flex II Portfolio sub-account will merge into the Credit Suisse Trust -- International Equity Flex III Portfolio sub-account. It is anticipated at this time that the merger date will be on December 11, 2009 (the "merger date"). You may continue to make transfer allocations into or out of the International Equity Flex II sub-account in accordance with your contract terms until the merger date.

     - Effective on the merger date, the Credit Suisse Trust -- International Equity Flex III Portfolio sub-account will be added to the above-listed products. A copy of the Credit Suisse Trust -- International Equity Flex III Portfolio prospectus is enclosed for your reference. You should read the prospectus carefully before you invest.

          FUND/PORTFOLIO                            INVESTMENT ADVISER
------------------------------------     -------------------------------------
Credit Suisse Trust -- International     Credit Suisse Asset Management,
Equity Flex III Portfolio                LLC

     - Effective January 15, 2010, the Templeton Global Asset Allocation Portfolio sub-account is closed to transfers or allocations in your contract. On July 9, 2009, the Board of the Franklin Templeton Variable Insurance Products Trust approved a proposal to liquidate the Templeton Global Asset Allocation Fund on or about April 23, 2010. You may continue to make transfers out of the Templeton Global Asset Allocation Fund sub-account in accordance with the terms of your contract. If you have amounts allocated to the Templeton Global Asset Allocation sub-account on January 15, 2010, additional information about the liquidation will be provided to you in the near future.

- FOR MULTIOPTION(R) VARIABLE ANNUITY, MULTIOPTION(R) VARIABLE ANNUITY (MEGANNUITY), MULTIOPTION(R) ACHIEVER VARIABLE ANNUITY, MULTIOPTION(R) CLASSIC VARIABLE ANNUITY, AND MULTIOPTION(R) SELECT VARIABLE ANNUITY

          Any purchase payment or transfer allocation (including any systematic transfer arrangements except automatic portfolio rebalancing (APR)) to the Templeton Global Asset Allocation sub-account after January 15, 2010, will default to the Advantus Series Fund Money Market sub-account. APR instructions in place on that date which include the Templeton Global Asset Allocation sub-account WILL NOT DEFAULT to the Advantus Series Fund Money Market sub-account until the fund liquidates.

- FOR VARIABLE ADJUSTABLE LIFE (VAL), VARIABLE ADJUSTABLE LIFE -- SECOND DEATH (VAL- SD), VARIABLE ADJUSTABLE LIFE HORIZON (VAL HORIZON), VARIABLE ADJUSTABLE LIFE SUMMIT (VAL SUMMIT) AND VARIABLE ADJUSTABLE LIFE SURVIVOR (VAL SURVIVOR)

          Any purchase payment (except as otherwise described) or transfer allocation to Templeton Global Asset Allocation sub-account after January 15, 2010, will default to the Advantus Series Fund Money Market sub-account. Purchase payments to the Templeton Global Asset Allocation sub-account will continue where automatic portfolio rebalance instructions or certain automated transaction instructions (e.g. loan repayments and asset credits) are in place on that date and WILL NOT DEFAULT to Advantus Series Fund Money Market sub-account until the fund liquidates.

IF YOU HAVE ANY QUESTIONS ABOUT YOUR CONTRACT OR THE CONTENT OF THIS SUPPLEMENT, PLEASE CONTACT YOUR REPRESENTATIVE OR MINNESOTA LIFE INSURANCE COMPANY.

Investors should retain this supplement for future reference.
F71665 10-2009

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE VARIABLE LIFE ACCOUNT

VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

     This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

     Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of each Policy will vary with the investment experience of these options.

     You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.

THE VARIABLE LIFE ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[ADVANTUS(R) LOGO] CAPITAL MANAGEMENT

ADVANTUS SERIES FUND, INC.

-    BOND PORTFOLIO -- CLASS 2 SHARES

-    INDEX 400 MID-CAP PORTFOLIO -- CLASS 2 SHARES

-    INDEX 500 PORTFOLIO -- CLASS 2 SHARES

-    INTERNATIONAL BOND PORTFOLIO -- CLASS 2 SHARES

-    MONEY MARKET PORTFOLIO

-    MORTGAGE SECURITIES PORTFOLIO -- CLASS 2 SHARES

-    REAL ESTATE SECURITIES PORTFOLIO -- CLASS 2 SHARES

[Invesco Aim(SM) LOGO]

AIM VARIABLE INSURANCE FUNDS

-   AIM V.I. BASIC BALANCED FUND -- SERIES II SHARES

-   AIM V.I. CAPITAL APPRECIATION FUND -- SERIES II SHARES

-   AIM V.I. CORE EQUITY FUND -- SERIES II SHARES

[American Century Investments(R) LOGO]

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

-    VP INCOME & GROWTH FUND -- CLASS II SHARES

-    VP ULTRA(R) FUND -- CLASS II SHARES

-    VP VALUE FUND -- CLASS II SHARES

[CREDIT SUISSE LOGO]

CREDIT SUISSE TRUST
-    INTERNATIONAL EQUITY FLEX II PORTFOLIO (FORMERLY GLOBAL SMALL CAP
     PORTFOLIO)

[FIDELITY(R) INVESTMENTS LOGO]

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS

-    CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SHARES

-    EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES

-    MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-    FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES

-    FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES

-    MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES

-    TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES

-    TEMPLETON GLOBAL ASSET ALLOCATION FUND -- CLASS 2 SHARES

[IVY FUNDS LOGO]
Variable Insurance Portfolios
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC. (FORMERLY W&R TARGET FUNDS, INC.)
-    IVY FUNDS VIP ASSET STRATEGY

-    IVY FUNDS VIP BALANCED

-    IVY FUNDS VIP CORE EQUITY

-    IVY FUNDS VIP GROWTH

-    IVY FUNDS VIP INTERNATIONAL GROWTH

-    IVY FUNDS VIP INTERNATIONAL VALUE

-    IVY FUNDS VIP MICRO CAP GROWTH

-    IVY FUNDS VIP SCIENCE AND TECHNOLOGY

-    IVY FUNDS VIP SMALL CAP GROWTH

-    IVY FUNDS VIP SMALL CAP VALUE

-    IVY FUNDS VIP VALUE

[JANUS LOGO]

JANUS ASPEN SERIES

-    BALANCED PORTFOLIO -- SERVICE SHARES

-    FORTY PORTFOLIO -- SERVICE SHARES

-    OVERSEAS PORTFOLIO -- SERVICE SHARES

[MFS(R) LOGO]
INVESTMENT MANAGEMENT

MFS(R)  VARIABLE INSURANCE TRUST(SM)

-    INVESTORS GROWTH STOCK SERIES -- SERVICE SHARES

-    MID CAP GROWTH SERIES -- SERVICE SHARES

-    NEW DISCOVERY SERIES -- SERVICE SHARES

-    VALUE SERIES -- SERVICE SHARES

[OppenheimerFunds, Inc.(R) LOGO]
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS

-    CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES

-    HIGH INCOME FUND/VA -- SERVICE SHARES

PANORAMA SERIES FUND, INC.

-    INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[PUTNAM INVESTMENTS LOGO]

PUTNAM VARIABLE TRUST

- PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES (FORMERLY PUTNAM VT NEW VALUE FUND)

-    PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES

-    PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES

-    PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IB SHARES

-    PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

     PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:

          -    are not guaranteed to achieve their goals;

          -    are not federally insured;

          -    are not endorsed by any bank or government agency; and

          -    are subject to risks, including loss of the amount invested.

     THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS. YOU SHOULD READ THE PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

     THE POLICY HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[MINNESOTA LIFE LOGO]

400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
PH 651/665-3500 - http:/www.minnesotalife.com

DATED: MAY 1, 2009

TABLE  OF  CONTENTS

     SUMMARY OF BENEFITS AND RISKS                                             1
     GENERAL DESCRIPTIONS                                                      7
        Minnesota Life Insurance Company                                       7
        Variable Life Account                                                  8
        The Funds                                                              8
        Additions, Deletions or Substitutions                                 13
        The Guaranteed Principal Account                                      14
        Payments Made by Underlying Mutual Funds                              15
     DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE LIFE INSURANCE
        POLICY                                                                16
        Adjustable Life Insurance                                             16
        Policy Adjustments                                                    18
        Applications and Policy Issue                                         21
        Policy Premiums                                                       22
        Actual Cash Value                                                     26
        Death Benefit Options                                                 30
        Policy Loans                                                          32
        Surrender                                                             33
        Free Look                                                             34
        Policy Charges                                                        34
        Other Policy Provisions                                               38
        Additional Benefits                                                   40
     OTHER MATTERS                                                            41
        Federal Tax Status                                                    41
        Voting Rights                                                         47
        Compensation Paid for the Sale Of Policies                            48
        Legal Proceedings                                                     49
        Registration Statement                                                50
     SPECIAL TERMS                                                            51
     APPENDIX A -- EXAMPLE OF SALES CHARGE AND ADDITIONAL FACE AMOUNT
        CHARGE COMPUTATION                                                    52
     STATEMENT OF ADDITIONAL INFORMATION                                      53

                 (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

     The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life insurance policy called VAL Horizon. The Policy combines both life insurance protection and the potential for accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged.

     WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

     The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within ten days after you receive it.

     WHAT IS THE GUARANTEED PLAN OF INSURANCE?

     For any given level of premium, face amount and death benefit option, we guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which you must pay premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have guaranteed insurance coverage for 40 years, with premiums payable for seven years; or insurance coverage for life, with premiums payable for 30 years. See "Adjustable Life Insurance."

     WHAT MAKES THE POLICY "ADJUSTABLE"?

     The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option that you need. Based on these three factors, we will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See "Policy Adjustments."

     The maximum plan of insurance available is one where the Policy becomes paid up after the payment of five annual premiums. The minimum plan of insurance that we offer at original issue is a plan that provides guaranteed insurance coverage for ten years (if the insured's age at issue is 45 or less) with premiums payable for ten years. A protection plan of insurance guarantees insurance coverage and a scheduled premium level, for a specified number of years, always less than for whole life. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element.

     At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

     For any given face amount and death benefit option, you may select a premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid up. In addition to scheduled premiums, the Policy affords you the flexibility to pay unscheduled or "non-repeating premiums."

     WHAT MAKES THE POLICY "VARIABLE"?

     The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

     Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."

     WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

     The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

     The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values. The death benefit will vary only if necessary to satisfy the definition of life insurance. The Protection Option provides a variable death benefit equal to the guaranteed death benefit plus the policy value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased actual cash values. See "Death Benefit Options."

     DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

     Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 100 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

     WHAT ADDITIONAL BENEFIT RIDERS DO WE MAKE AVAILABLE WITH THE POLICY?

     We offer nine riders that provide supplemental benefits under the Policy: the Waiver of Premium, Inflation, Face Amount Increase, Business Continuation, Family Term, Exchange of Insureds, Accelerated Benefits, Early Value and Extended Maturity Agreements. We deduct monthly charges for the Waiver of Premium, Inflation, Face Amount Increase, Business Continuation, Family Term and Early Value Agreements. There is no charge for the Exchange of Insureds, Accelerated Benefits or the Extended Maturity Agreements. Your registered representative can help you determine whether any of the riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

     WHAT ARE SOME OF THE RISKS OF THE POLICY?

     There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. You should carefully review each Fund prospectus before purchasing the policy. See "Actual Cash Value."

     If you allocate net premiums or policy value to the guaranteed principal account, we will credit those net premiums or policy value with a rate of interest we declare, but you assume the risk that the rate of interest may decrease, although it will never be lower than an annual rate of 4%.

     There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

     You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

     There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

     There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

     Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

     SUMMARY FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

     TRANSACTION FEES

     This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

            CHARGE                   WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED
Sales Charge                     Upon first year premium          Maximum of 44 percent of first
                                 payment and for the first year   year premium(2)
                                 after a premium increase(1)

Premium Charge                   Upon premium payment             Maximum of 6 percent of
                                                                  premium in all years(3)

Additional Face Amount           Upon first year premium          Maximum of $5 per $1,000 of
Charge                           payment and for the first year   face amount(2)
                                 after a premium increase(1)

Policy Adjustment Transaction    At policy adjustment for         $25
Charge(4)                        changes in premium, face
                                 amount, plan of insurance, and
                                 death benefit option

Partial Surrender Transaction    At partial surrender             Lesser of $25 or 2 percent of
Charge                                                            partial surrender amount

Transfer Transaction Charge      At transfer of cash values       Maximum of $25, currently
                                                                  $10(5)

Returned Check Transaction       When a check is returned         $25
Charge

Sub-standard Risk Charge         Upon premium payment             Maximum of $381.80 and
                                                                  minimum of $0.14 per $1,000
                                                                  of face amount annually.

                                                                  The charge for a representative
                                                                  male nonsmoker age 30 would
                                                                  be $1.67 per $1,000 of face
                                                                  amount annually(6)

Exchange Administrative          At issue of an internal          $200
Charge                           exchange

     (1) First Year Premium is base premium payable in the first 12 months of the contract, or the increase in base premium paid in the 12 months following a premium increase.

     (2) The charge only applies to base premium up to that which provides level premium and face amount for life.

     (3) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge is currently 3 percent on non-repeating premiums. See "Special Terms."

     (4)  See "Policy Adjustments."

     (5)  Only applies to non-systematic transfers in excess of 12 per year.

     (6) (i) The charge varies by the age and underwriting class of the insured as well as the face amount and premium level of the policy. (ii) The sub-standard risk charges shown in the table may not be representative of the charges for a particular insured. (iii) More information regarding these charges for a specific insured are available upon request to us.

        PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

            CHARGE                   WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED
Cost of Insurance Charge(1)      Monthly                          Maximum of $83.33 and minimum
(1980 CSO)                                                        of $0.01 per $1,000 of net
                                                                  amount at risk(2)

                                                                  The charge for a
                                                                  representative male nonsmoker
                                                                  preferred risk age 30 would be
                                                                  $0.04 per $1,000 of net amount
                                                                  at risk(2)

Cost of Insurance Charge(1)      Monthly                          Maximum of $83.33 and
(2001 CSO)                                                        minimum of $0.01 per $1,000
                                                                  of net amount at risk(2)

                                                                  The charge for a
                                                                  representative male nonsmoker
                                                                  preferred risk age 30 would be
                                                                  $0.04 per $1,000 of net amount
                                                                  at risk(2)

Monthly Policy Charge            Monthly                          Maximum of $10 plus $0.03 per
                                                                  $1,000 of face amount;
                                                                  currently $8 plus $0.02 per
                                                                  $1,000 of face amount for the
                                                                  1980 CSO policy, and $10 plus
                                                                  $0.02 per $1,000 of face amount
                                                                  for the 2001 CSO policy.

Mortality and Expense Risk       Daily                            An annual rate of 0.50 percent
Charge                                                            of average daily net assets of
                                                                  Variable Life Account

Net Policy Loan Interest         Annually and upon policy         The net loan interest we charge
Charge                           adjustment                       depends upon how long the
                                                                  policy has been in force. For
                                                                  policies in force less than ten
                                                                  years, we charge an annual net
                                                                  loan interest amount of 1.0
                                                                  percent. For policies in force
                                                                  more than ten years, we charge
                                                                  an annual net loan interest
                                                                  amount of 0.25 percent.(3)

            CHARGE                   WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED
Additional Agreements:
   a)   Waiver of Premium        Upon premium payment             a)   Maximum of $11.24 and
        Agreement                                                      minimum of $0.12 per
                                                                       $1,000 of face amount
                                                                       annually

                                                                       The charge for a
                                                                       representative male
                                                                       nonsmoker age 30 would be
                                                                       $0.30 per $1,000 of face
                                                                       amount annually(4)

   b)   Inflation Agreement      Annually                         b)   $8 annually

   c)   Face Amount Increase     Upon premium payment             c)   Maximum of $2.29 and
        Agreement                                                      Agreement minimum of $0.65
                                                                       per $1,000 of agreement
                                                                       coverage annually

                                                                       The charge for a
                                                                       representative male age
                                                                       10 would be $0.97 per
                                                                       $1,000 of agreement
                                                                       coverage annually(5)

   d)   Business Continuation    Upon premium payment             d)   Maximum of $35.04 and
        Agreement                                                      minimum of $0.10 per
                                                                       $1,000 of agreement
                                                                       coverage annually

                                                                       The charge for a
                                                                       representative male and
                                                                       female both nonsmokers
                                                                       age 40 would be $0.10 per
                                                                       $1,000 of agreement
                                                                       coverage annually(6)

   e)   Family Term Agreement    Upon premium payment             e)   $5 per $1,000 of agreement
                                                                       coverage annually

   f)   Early Values Agreement   Upon premium payment             f)   Maximum of 10 percent of
                                                                       premium

     (1) The minimum and maximum cost of insurance charge will remain the same for Policies issued prior to October 31, 2008 using the 1980 Commissioners Standard Ordinary Mortality (1980 CSO) Tables and those issued after October 31, 2008 using the 2001 Commissioners Standard Ordinary Mortality (2001 CSO) Tables. The maximum cost of insurance charges will occur at later ages for Policies issued after October 31, 2008 due to the longer life expectancies built into the 2001 CSO Tables. Increases in face amount for Policies issued prior to October 31, 2008 will use the 1980 CSO Tables for purposes of applying the minimum and maximum cost of insurance charges.

     (2) Net amount at risk is defined as death benefit minus policy value. (i) This charge varies by the age and underwriting class of the insured as well as the duration, face amount and premium level of the policy.
          (ii) The cost of insurance charges shown in the table may not be representative of the charges for a particular insured. (iii) More information regarding these charges for a specific insured are available upon request to us.

     (3) We charge interest on policy loans, but we also credit interest on the loan account value we hold as collateral on policy loans. The Net Policy Loan Interest Charge represents the difference (cost) between the gross annual loan interest rate charged of 4.0 percent and the interest credited on loan account values which is an annual rate of
          3.0 percent for policies held less than ten years and an annual rate of 3.75 percent for policies held for more than ten years. See "Policy Loan Interest."

     (4) The charge varies by the age and underwriting class of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

     (5) Varies by the age of the insured. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

     (6) Varies by the ages and underwriting classes of the applicants. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                  TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2008. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.

                  CHARGE                       MINIMUM   MAXIMUM
Total Annual Portfolio Operating Expenses(1)    0.47%     1.79%

     (1) The total annual portfolio operating expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.

GENERAL DESCRIPTIONS

     MINNESOTA LIFE INSURANCE COMPANY

     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

     Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

     VARIABLE LIFE ACCOUNT

     On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

     We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

     The Variable Life Account currently has 48 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

     THE FUNDS

     Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

                                  INVESTMENT ADVISER                             INVESTMENT
        FUND/PORTFOLIO             AND SUB-ADVISER                                OBJECTIVE
-----------------------------   ---------------------   ------------------------------------------------------------
ADVANTUS SERIES FUND, INC.:
Bond Portfolio - Class 2        Advantus Capital        Seeks as high a level of a long-term total rate of return
Shares                          Management, Inc.        as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.

                                  INVESTMENT ADVISER                             INVESTMENT
        FUND/PORTFOLIO             AND SUB-ADVISER                                OBJECTIVE
-----------------------------   ---------------------   ------------------------------------------------------------
Index 400 Mid-Cap               Advantus Capital        Seeks investment results generally corresponding to the
Portfolio - Class 2             Management, Inc.        aggregate price and dividend performance of the publicly
Shares                                                  traded common stocks that comprise the Standard & Poor's 400
                                                        MidCap Index (the S&P 400).

Index 500 Portfolio -           Advantus Capital        Seeks investment results that correspond generally to the
Class 2 Shares                  Management, Inc.        price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the
                                                        S&P 500).

International Bond              Advantus Capital        Seeks to maximize current income, consistent with the
Portfolio - Class 2             Management, Inc.        protection of principal.
Shares                          SUB-ADVISER: Franklin
                                Advisers, Inc.

Money Market Portfolio          Advantus Capital        Seeks maximum current income to the extent consistent with
                                Management, Inc.        liquidity and the preservation of capital(1).

Mortgage Securities             Advantus Capital        Seeks a high level of current income consistent with prudent
Portfolio - Class 2             Management, Inc.        investment risk.
Shares

Real Estate Securities          Advantus Capital        Seeks above average income and long-term growth of capital.
Portfolio - Class 2             Management, Inc.
Shares

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Basic Balanced         Invesco Aim Advisors,   The fund's investment objective is long-term growth of
Fund - Series II Shares         Inc.                    capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board)
                                                        without shareholder approval.

AIM V.I. Capital                Invesco Aim Advisors,   The fund's investment objective is growth of capital. The
Appreciation Fund -             Inc.                    investment objective of the fund may be changed by the Board
Series II                                               of Trustees (the Board) without shareholder approval.
Shares

AIM V.I. Core Equity            Invesco Aim Advisors,   The fund's investment objective is growth of capital. The
Fund - Series II Shares         Inc.                    investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth              American Century        Seeks capital growth by investing in common stocks. Income
Fund - Class II Shares          Investment              is a secondary objective.
                                Management, Inc.

     (1) Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may also become extremely low and possibly negative. THE MONEY MARKET PORTFOLIO PARTICIPATES IN TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. SEE THE MONEY MARKET PORTFOLIO PROSPECTUS FOR ADDITIONAL INFORMATION.

                                  INVESTMENT ADVISER                             INVESTMENT
        FUND/PORTFOLIO             AND SUB-ADVISER                                OBJECTIVE
-----------------------------   ---------------------   ------------------------------------------------------------
VP Ultra(R) Fund -              American Century        Seeks long-term capital growth.
Class II Shares                 Investment
                                Management, Inc.

VP Value Fund -                 American Century        Seeks long-term capital growth. Income is a secondary
Class II Shares                 Investment              objective.
                                Management, Inc.

CREDIT SUISSE TRUST:
International Equity            Credit Suisse Asset     Seeks long-term capital appreciation.
Flex II Portfolio               Management, LLC SUB-
                                ADVISER: Credit
                                Suisse Asset
                                Management Limited
                                (London), Credit
                                Suisse Asset
                                Management Limited
                                (Australia), Credit
                                Suisse Asset
                                Management Limited
                                (Japan)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:
Contrafund(R) Portfolio -       Fidelity Management &   Seeks long-term capital appreciation.
Service Class 2 Shares          Research Company,
                                FMR Co., Inc.,
                                Fidelity Management &
                                Research (U.K.) Inc.
                                (FMR U.K.), Fidelity
                                Research & Analysis
                                Company, Fidelity
                                International
                                Investment Advisors
                                (FIIA), Fidelity
                                International
                                Investment Advisors
                                (U.K.) Limited
                                (FIIA(U.K.)L),
                                Fidelity Investments
                                Japan Limited (FIJ)

Equity-Income Portfolio         Fidelity Management &   Seeks reasonable income. The fund will also consider the
- Service Class 2 Shares        Research Company,       potential for capital appreciation. The fund's goal is to
                                FMR Co., Inc.,          achieve a yield which exceeds the composite yield on the
                                Fidelity Management &   securities comprising the Standard & Poor's 500SM  Index
                                Research (U.K.) Inc.    (S&P 500(R)).
                                (FMR U.K.), Fidelity
                                Research & Analysis
                                Company, Fidelity
                                International
                                Investment Advisors
                                (FIIA), Fidelity
                                International
                                Investment Advisors
                                (U.K.) Limited
                                (FIIA(U.K.)L),
                                Fidelity Investments
                                Japan Limited (FIJ)

                                  INVESTMENT ADVISER                             INVESTMENT
        FUND/PORTFOLIO             AND SUB-ADVISER                                OBJECTIVE
-----------------------------   ---------------------   ------------------------------------------------------------
Mid Cap Portfolio -             Fidelity Management &   Seeks long-term growth of capital.
Service Class 2 Shares          Research Company,
                                FMR Co., Inc.,
                                Fidelity Management &
                                Research (U.K.) Inc.
                                (FMR U.K.), Fidelity
                                Research & Analysis
                                Company, Fidelity
                                International
                                Investment Advisors
                                (FIIA), Fidelity
                                International
                                Investment Advisors
                                (U.K.) Limited
                                (FIIA(U.K.)L),
                                Fidelity Investments
                                Japan Limited (FIJ)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Large Cap              Franklin Advisers,      The Fund's investment goal is capital appreciation.
Growth Securities               Inc.
Fund - Class 2 Shares

Franklin Small-Mid Cap          Franklin Advisers,      The Fund's investment goal is long-term capital growth.
Growth Securities               Inc.
Fund - Class 2 Shares

Mutual Shares                   Franklin Mutual         The Fund's principal investment goal is capital
Securities Fund -               Advisers, LLC           appreciation. Its secondary goal is income.
Class 2 Shares

Templeton Developing            Templeton Asset         The Fund's investment goal is long-term capital
Markets Securities              Management Ltd.         appreciation.
Fund - Class 2 Shares

Templeton Global Asset          Templeton Investment    The Fund's investment goal is high total return.
Allocation Fund -               Counsel, LLC
Class 2 Shares

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
Ivy Funds VIP Asset             Waddell & Reed          Seeks high total return over the long term.
Strategy                        Investment
                                Management Company

Ivy Funds VIP Balanced          Waddell & Reed          Seeks, as a primary objective, to provide current income to
                                Investment              the extent that, in the opinion of WRIMCO, the Portfolio's
                                Management Company      investment manager, market and economic conditions permit.
                                                        As a secondary objective, the Portfolio seeks long-term
                                                        appreciation of capital.

Ivy Funds VIP Core              Waddell & Reed          Seeks capital growth and income.
Equity                          Investment
                                Management Company

Ivy Funds VIP Growth            Waddell & Reed          Seeks capital growth, with current income as a secondary
                                Investment              objective.
                                Management Company

                                  INVESTMENT ADVISER                             INVESTMENT
        FUND/PORTFOLIO             AND SUB-ADVISER                                OBJECTIVE
-----------------------------   ---------------------   ------------------------------------------------------------
Ivy Funds VIP                   Waddell & Reed          Seeks, as a primary objective, long-term appreciation of
International Growth            Investment              capital. As a secondary objective, the Portfolio seeks
                                Management Company      current income.

Ivy Funds VIP                   Waddell & Reed          Seeks long-term capital growth.
International Value             Investment
                                Management Company
                                SUB-ADVISER:
                                Templeton Investment
                                Counsel, LLC

Ivy Funds VIP Micro             Waddell & Reed          Seeks long-term capital appreciation.
Cap Growth                      Investment
                                Management Company
                                SUB-ADVISER: Wall
                                Street Associates

Ivy Funds VIP Science           Waddell & Reed          Seeks long-term capital growth.
and Technology                  Investment
                                Management Company

Ivy Funds VIP Small             Waddell & Reed          Seeks growth of capital.
Cap Growth                      Investment
                                Management Company

Ivy Funds VIP Small             Waddell & Reed          Seeks long-term accumulation of capital.
Cap Value                       Investment
                                Management Company

Ivy Funds VIP Value             Waddell & Reed          Seeks long-term capital appreciation.
                                Investment
                                Management Company

JANUS ASPEN SERIES:
Balanced Portfolio -            Janus Capital           Seeks long-term capital growth, consistent with preservation
Service Shares                  Management LLC          of capital and balanced by current income.

Forty Portfolio - Service       Janus Capital           Seeks long-term growth of capital.
Shares                          Management LLC

Overseas Portfolio -            Janus Capital           Seeks long-term growth of capital.
Service Shares                  Management LLC

MFS(R) VARIABLE INSURANCE TRUST(SM):
Investors Growth Stock          Massachusetts           Seek capital appreciation. The fund's objective may be
Series - Service Shares         Financial Services      changed without shareholder approval.
                                Company

Mid Cap Growth Series           Massachusetts           Seek capital appreciation. The fund's objective may be
- Service Shares                Financial Services      changed without shareholder approval.
                                Company

New Discovery Series -          Massachusetts           Seek capital appreciation. The fund's objective may be
Service Shares                  Financial Services      changed without shareholder approval.
                                Company

Value Series - Service          Massachusetts           Seek capital appreciation. The fund's objective may be
Shares                          Financial Services      changed without shareholder approval.
                                Company

                                  INVESTMENT ADVISER                             INVESTMENT
        FUND/PORTFOLIO             AND SUB-ADVISER                                OBJECTIVE
-----------------------------   ---------------------   ------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Capital Appreciation            OppenheimerFunds,       Seeks capital appreciation by investing in securities of
Fund/VA - Service               Inc.                    well-known established companies.
Shares

High Income Fund/VA             OppenheimerFunds,       Seeks a high level of current income from investment in
- Service Shares                Inc.                    high-yield fixed-income securities.

PANORAMA SERIES FUND, INC.:
International Growth            OppenheimerFunds,       Seeks long-term growth of capital by investing under normal
Fund/VA - Service               Inc.                    circumstances, at least 90 percent of its total assets in
Shares                                                  equity securities of companies wherever located, the primary stock market of which is outside the United States.

PUTNAM VARIABLE TRUST:
Putnam VT Equity                Putnam Investment       Seeks capital growth and current income.
Income Fund -                   Management, LLC
Class IB Shares

Putnam VT Growth and            Putnam Investment       Seeks capital growth and current income.
Income Fund -                   Management, LLC
Class IB Shares

Putnam VT International         Putnam Investment       Seeks capital appreciation.
Equity - Class IB Shares        Management, LLC

Putnam VT New                   Putnam Investment       Seeks long-term capital appreciation.
Opportunities Fund -            Management, LLC
Class IB Shares

Putnam VT Voyager               Putnam Investment       Seeks capital appreciation.
Fund - Class IB Shares          Management, LLC

     ADDITIONS, DELETIONS OR SUBSTITUTIONS

     We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

     We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

     We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

     The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

     THE GUARANTEED PRINCIPAL ACCOUNT

     The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

     Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein is subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

     This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

     GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

     You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

     GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account. We guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

     We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

     PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

     We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

     In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life

     Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

     We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us (or our affiliates), and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us. We also took these payments into consideration when we determined the amount of any asset credit that we pay. See "Actual Cash Value - Discussion of Asset Credit."

     We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

     ADJUSTABLE LIFE INSURANCE

     This Policy is similar to our conventional life insurance product known as "adjustable life." This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF THE PREMIUM, FACE AMOUNT AND DEATH BENEFIT OPTION, WE WILL CALCULATE THE GUARANTEED PLAN OF INSURANCE.

     GENERALLY SPEAKING, AS LONG AS PREMIUMS ARE PAID AS PLANNED, A PLAN OF INSURANCE REFERS TO THE PERIOD DURING WHICH INSURANCE IS GUARANTEED AND THE PERIOD DURING WHICH YOU HAVE PLANNED TO PAY PREMIUMS. In defining the guaranteed plan of insurance, we use certain assumptions for mortality, expenses and investment returns. The TABULAR VALUE represents what the policy value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs.

     Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

     FLEXIBILITY AT ISSUE Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. This flexibility results in a broad range of plans of insurance.

     Whole life insurance plans provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.

     Protection insurance plans provide life insurance in an amount at least equal to the face amount for a specified period, with premiums payable for a specified period. These two periods may not be the same.

     At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

     The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully paid-up Policy after the payment of five annual premium payments. A Policy becomes paid up when its policy value is such that no further premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.

     Examples of whole life plans include Policies which become paid up upon the payment of a designated number of annual premiums, such as ten pay life or twenty pay life. If you select a premium level for a specific face amount which would cause the Policy to become paid up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid up.

     The lowest annual base premium allowed for any plan of insurance is $300; for insureds age 0 to 15, the minimum is $150. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a death benefit for a period of ten years from the policy date. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years, as described in the table below:

                MINIMUM PLAN
  ISSUE AGE      (IN YEARS)
-------------   ------------
     46               9
     47               8
     48               7
     49               6
     50               5
     51               4
52 or greater         3

     This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $25,000; if the insured is age 0 to 15, the minimum face amount is $10,000.

     POLICY ADJUSTMENTS

     Adjustable life insurance policies allow you to change the premium, face amount or the death benefit option of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT, THE DEATH BENEFIT OPTION OR YOUR SCHEDULED PREMIUM. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period or the guaranteed period of coverage may be lengthened or shortened.

     Changes in premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy's cash value, an adjustment so that there are no further scheduled base premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. Adjustments may be made singly or in combination with one another.

     Ordinarily the payment of a non-repeating premium does not cause an adjustment to the Policy; however, when a non-repeating premium is received in connection with a Section 1035 exchange, we will automatically adjust your Policy.

     When a Policy is adjusted, we compute the new plan of insurance, face amount or premium amount. If your Policy has the Cash Option and a partial surrender of actual cash value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust your Policy so that the base premium is zero. An adjustment providing for no further scheduled base premium is also referred to as a "stop premium" mode and is described in "Avoiding Lapse" under "Policy Premiums." Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

     IN COMPUTING A NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "TABULAR VALUE" OR 75 PERCENT OF THE POLICY'S "POLICY VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the policy value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. IF 75 PERCENT OF THE POLICY VALUE IS LESS THAN THE TABULAR VALUE, USING THE TABULAR VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

     Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the policy value or the tabular value prior to that adjustment, plus any non-repeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

     On adjustment, you may request a new Policy face amount. In the absence of your instructions, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, we will reduce the face amount by the amount of any partial surrender. With the Protection Option, we will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.

     All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, scheduled premium, plan of insurance and attained age.

     Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

     RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

          (1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Inflation Agreement.

          (2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300; if the insured is age 0 to 15, the minimum is $150.

          (3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.

          (4) An adjustment may not result in more than a paid-up whole life plan for the current face amount.

          (5) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than five years or to age 100, if less.

          (6) After an adjustment involving a face amount or premium increase, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment. If the insured's age at adjustment is over age 45, the minimum plan of protection will be less than ten years from the date of adjustment, as described in the table below.

                 NUMBER OF
ADJUSTMENT AGE     YEARS
--------------   ---------
      46             9
      47             8
      48             7
      49             6
      50             5
      51             4
 52 or greater       3

          (7) An adjustment to stop premium requires that a Policy have an actual cash value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary.

          (8) After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the next policy anniversary at or after one year from the date of adjustment; or (b) ten years from the date of issue. If the insured's age at original issue was over age 45, the minimum plan of protection will be less than ten years, as described in the table below.

                NUMBER OF
  ISSUE AGE       YEARS
-------------   ---------
     46             9
     47             8
     48             7
     49             6
     50             5
     51             4
52 or greater       3

     PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the Policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a non-repeating premium is paid if the death benefit of your Policy increases as a result of the payment of a non-repeating premium.

     We may also require evidence of insurability to change underwriting classification or to add additional agreements.

     CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a sales charge on any increase in premium on adjustment. We will also assess an additional face amount charge on any increase in face amount. See "Policy Charges." Limiting the sales charge and the additional face amount charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

     The chart below illustrates the effect of certain policy adjustments:

                     ADJUSTMENT                                                  EFFECT
----------------------------------------------------   ----------------------------------------------------------
Decrease the face amount and keep premiums the same    The guaranteed period of coverage will generally be longer

                         OR                                                        OR
Keep the face amount the same and increase premiums    The premium payment period will generally be shorter

                         OR

Keep the face amount and premiums the same, and switch from the Protection Option to the Cash Option

Increase the face amount and keep premiums the same    The guaranteed period of coverage will generally be shorter

                         OR                                                        OR

Keep the face amount the same and decrease premiums    The premium paying period will generally be longer

                         OR

Keep the face amount and premiums the same, and switch from the Cash Option to the Protection Option

     APPLICATIONS AND POLICY ISSUE

     Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $25,000 and we require an annual base premium on each Policy of at least $300. If the insured is age 0 to 15, the minimum face amount is $10,000 and the minimum premium is $150. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." The Policy must be issued on an insured no more than age 90. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

     If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and premium due dates.

     If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

     In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

     When the Policy is issued, the face amount, premium, and a listing of any additional agreements are stated on the policy information pages of the policy form, page 1.

     POLICY PREMIUMS

     The Policies have a level scheduled premium payable for a specified period or until the Policy becomes paid up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

     The initial premium required for a Policy will depend on the Policy's initial face amount, the death benefit option, the plan of insurance, the insured's age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy.

     The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

     Scheduled premiums on the Policy are payable for a specified period on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at your bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

     Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and non-repeating premiums to calculate net premiums.

     Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

     In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

     You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours, or by contacting us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, we will allocate net premiums to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

     We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction.

     NON-REPEATING PREMIUMS The Policy also allows a policy owner to pay a premium called a non-repeating premium. This payment of premium is in addition to the scheduled premiums. The payment of a non-repeating premium will increase the policy values you have available for investment in the Fund. The maximum non-repeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the face amount.

     Non-repeating premium payments may be made in one of two ways; (i) you can make a payment at any time or (ii) if you would like to make payments on a scheduled basis, we will bill annually, semi-annually or quarterly for non-repeating premiums. In order to have billed non-repeating premiums, a Policy must have a total annual premium of at least $2,400 and the total annual amount billed for non-repeating premiums is at least $600. You may also arrange for monthly payments under our automatic payment plan through pre-authorized transfers from your account at your bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each non-repeating premium must be at least $50.

     We may impose additional restrictions or refuse to permit non-repeating premiums at our discretion.

     The payment of a non-repeating premium may have Federal income tax consequences. See "Federal Tax Status."

     If mandated under applicable law, we may be required to reject a scheduled premium or non-repeating premium. We may also be required to provide information about you and your account to government regulators.

     PAID-UP POLICIES A POLICY IS PAID UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE FOR THE LIFE OF THE INSURED. We may or may not accept additional premiums. However, the actual cash value of a paid-up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans" below.

     We will make a determination on each policy anniversary as to whether a Policy is paid up. When a Policy becomes paid up, we will send you a notice.

     LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

     As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insured's life will continue to be insured during this 31-day period. If the insured dies during the 31-day period, we will deduct unpaid policy charges for that period from the death proceeds.

     If a Policy covers an insured in a sub-standard risk class, you must continue to pay the portion of the scheduled premium equal to the charge for such risk even if the Policy is on stop premium. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period will cause the Policy to lapse.

     If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid up and all scheduled premiums had been paid.

     If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If we do not receive the payment within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

     If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on (1) the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest for policies issued prior to October 31, 2008 and (2) the 2001 Commissioners Standard Ordinary Mortality Tables with 4 percent interest for policies issued subsequent to October 31, 2008. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance on the insured's life.

     We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

     You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

     REINSTATEMENT At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

          (1)  your written request to reinstate the Policy;

          (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

          (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per year compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 5 percent per year compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

     AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium with an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional policy charges. Automatic premium loans for the long term are generally not advantageous.

     You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will determine a new plan of insurance based on the face amount and death benefit option and the assumption that no further premiums will be paid.

     The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is provided only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a guaranteed period of coverage. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

     There are also other differences which you should consider. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

     If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode is more complicated since the period of guaranteed coverage under the extended term option will be different from that under the stop premium mode. When you are making this decision you should ask us what these periods are.

     ACTUAL CASH VALUE

     The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account. The actual cash value equals the value of the guaranteed principal account and the value of the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

     Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are paid when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

     Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current cash value through our Internet Service Center at www.minnesotalife.com.

     The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We credit interest on the guaranteed principal account actual cash value of your Policy daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

     We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value made by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the valuation period during which we receive your premium at our home office.

     Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, non-repeating premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the policy is surrendered or extended term insurance is purchased.

     Each month we may contribute an amount to your actual cash value in each subaccount or in the guaranteed principal account, known as an asset credit. The asset credit on an annual basis equals the following amounts:
     (1) for policies issued using the 1980 CSO Mortality Tables, 0.40 percent of your actual cash value in each subaccount or the guaranteed principal account; and (2) for policies issued using the 2001 CSO Mortality Tables, the asset credit may range from 0.05 to 0.50 percent of your actual cash value in a subaccount or the guaranteed principal account. Payment of the asset credit will not affect the charges or expenses we take from your policy. We may discontinue the payment of asset credits at any time in our sole discretion.

     The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

     The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

          (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

          (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

     We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. In general, the net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time).

     Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against and credits to your actual cash value, namely the Monthly Policy Charge and the Cost of Insurance Charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, and the existence of policy loans.

     TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

     WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value in an account is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is no charge for systematic transfers. There is a charge only for non-systematic transfers in excess of 12 per year.

     Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955, or by contacting us through our Internet Online Service Center at www.minnesotalife.com.

     Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

     With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

     The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account in a policy year may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year.

     Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

     MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses

     (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

     We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

     We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

          -    the dollar amount of the transfer(s);

          - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

          - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

          -    the number of transfers in the previous calendar quarter;

          - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

     In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

     In addition to our market-timing procedures, the underlying Portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the

     Portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the Portfolios.

     In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent trading activity at any time without prior notice.

     None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

     DEATH BENEFIT OPTIONS

     The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. At no time will the death benefit be less than the minimum death benefit required so that the Policy qualifies as a life insurance policy under the guideline premium test of
     Section 7702 of the Internal Revenue Code.

     CASH OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

          (1)  the face amount on the insured's date of death; or

          (2) a specified "age limitation percentage," (shown below), multiplied by the policy value on the insured's date of death.

     Under the Cash Option, your death benefit remains level unless the limitation percentage multiplied by the policy value is greater than the face amount; then the death benefit will vary as the policy value varies.

     The limitation percentage is the minimum percentage of policy value we must pay as the death benefit under federal tax requirements. It is based on the age of the insured at the beginning of each policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

AGE LIMITATION                 PERCENTAGE
--------------   --------------------------------------
 40 and under                      250%
   41 to 45      250% minus 7% for each age over age 40
   46 to 50      215% minus 6% for each age over age 45
   51 to 55      185% minus 7% for each age over age 50
   56 to 60      150% minus 4% for each age over age 55
   61 to 65      130% minus 2% for each age over age 60
   66 to 70      l20% minus 1% for each age over age 65
   71 to 75      115% minus 2% for each age over age 70
   76 to 90                       105%
   91 to 95      105% minus 1% for each age over age 90
  96 to 121                       100%

     If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the policy value will increase our risk, and we will increase the cost of insurance we assess from the policy value.

     CASH OPTION GUIDELINE PREMIUM TEST ILLUSTRATION Assume that the insured's age is under 40. Under the Cash Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits.

     However, because the death benefit must be equal to or be greater than 250 percent of the policy value, any time the policy value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 face amount. Every additional $100 added to the policy value above $40,000 will increase the death benefit by $250.

     Similarly, so long as the policy value exceeds $40,000, every $100 taken out of the policy value will reduce the death benefit by $250. If at any time the policy value multiplied by the limitation percentage is less than the face amount, the death benefit will equal the face amount of the Policy.

     PROTECTION OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

          (1) the face amount plus the policy value on the insured's date of death; or

          (2) the limitation percentage (described above) multiplied by the policy value on the insured's date of death.

     Under the Protection Option, the death benefit always varies as the policy value varies. The Protection Option is only available until the policy anniversary nearest the insured's age 100; at that time we will convert the death benefit option to the Cash Option.

     PROTECTION OPTION GUIDELINE PREMIUM TEST ILLUSTRATION Assume that the insured's age is under 40. Under the Protection Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the policy value. Thus, a Policy with a policy value of $60,000 will generally have a death benefit of $160,000 ($100,000 + $60,000). The death benefit, however, must be at least 250 percent of the policy value. As a result, if the policy value of the Policy exceeds $66,666, the death benefit will be greater than the face amount plus the policy value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of policy value above $66,666 will increase the death benefit by $250.

     Similarly, any time the policy value exceeds $66,666, every $100 taken out of policy value will reduce the death benefit by $250. If at any time, the policy value multiplied by the limitation percentage is less than the face amount plus the policy value, then the death benefit will be the face amount plus the policy value of the Policy.

     CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. Given the same face amount and premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy performance.

     You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have Federal income tax consequences. See "Federal Tax Status."

     POLICY LOANS

     You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 100 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See "Federal Tax Status."

     The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

     When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account in the separate account on a pro-rata basis. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. Except in those cases where the policy owner elects to take a loan against 100 percent of the cash value, a policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan value.

     The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. Policy loans that equal 100 percent of the policy value will immediately cause your policy value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE AND THERE MAY BE ADVERSE TAX CONSEQUENCES; SEE "FEDERAL TAX STATUS." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

     POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

     Policy loan interest is due:

          -    on the date of the death of the insured

          - on a policy adjustment, surrender, lapse, a policy loan transaction

          -    on each policy anniversary.

     If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

     We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions for the allocation of net premiums.

     Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more (including the period any previous Policy was in effect if that previous Policy issued by us was exchanged for this Policy), we will credit your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year.

     Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. We will make automatic premium loans unless you have requested us not to. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

     POLICY LOAN REPAYMENTS If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

     We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis.

     Loan repayments reduce your loan account by the amount of the loan repayment.

     A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

     SURRENDER

     You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value plus asset credits and minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

     We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

     We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop premium, is being used to pay premiums for substandard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

     On a partial surrender, you may tell us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account of the separate account on a pro-rata basis. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

     We will pay a surrender or partial surrender as soon as possible, but not later than seven days after we receive your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or non-repeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

     FREE LOOK

     It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent within ten days after you receive it.

     If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

     If the Policy is adjusted, as described under "Policy Adjustments," and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within ten days after you receive it. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

     POLICY CHARGES

     PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a non-repeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and charges for additional agreements are deducted from the premium to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for policies whose mortality risks exceed the standard. Factors that we consider when categorizing a risk as sub-standard risk include: a dangerous avocation or occupation, medical conditions, family history of disease, bad driving record, high-risk personal habits (e.g. drug use), obesity, high blood pressure or high levels of cholesterol. Charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks."


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

     From base premiums we deduct a sales charge, an additional face amount charge and a premium charge.

          (1) The SALES CHARGE consists of a deduction from each premium of up to 44 percent. The sales charge applies only to base premiums, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a sales charge is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. In other words, the amount of any base premium in excess of this amount will not be subject to the sales charge.

               Only adjustments that involve an increase in base premium in excess of the highest base premium ever paid on the Policy will result in an additional sales charge being assessed on that increase in premium. If any adjustment occurs during a period when a sales charge is being collected and the adjustment results in an increase in base premium, an additional sales charge, not to exceed 44 percent of the increase in base premium, will be added to the uncollected portion of the sales charge that was being collected prior to the adjustment. This total amount of sales charge will then be collected during the 12-month period following the adjustment.

               If any adjustment occurs during the 12-month period when a sales charge is being collected and the adjustment does not result in an increase in base premium, a portion or all of the remaining sales charge will be collected during the 12-month period following the adjustment.

               For examples of how we compute the sales charge and the additional face amount charge, see Appendix A.

               The sales charge is designed to compensate us for some of the distribution expenses incurred with respect to the Policies. (Additional distribution expenses are covered by all or a portion of the premium charge described below.) The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge or the premium charge, we will recover them from our other assets or surplus including profits from the mortality and expense risk charge.

          (2) The ADDITIONAL FACE AMOUNT CHARGE is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The additional face amount charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records.

          (3) The PREMIUM CHARGE of 6 percent is deducted from each base premium. This charge is designed to cover sales commissions in early policy years and other charges related to premiums in later policy years, such as administrative expenses and taxes.

     NON-REPEATING PREMIUMS Non-repeating premiums are currently subject to a premium charge of 3 percent. We do not assess a sales charge or an additional face amount charge against non-repeating premiums.

     ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and non-repeating premiums, we assess from the actual cash value of a Policy a monthly policy charge, the cost of insurance charge and transaction charges. These charges are as follows:

          (1) The MONTHLY POLICY CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records we create and maintain for your Policy. The monthly policy charge is $8 plus $.02 per $1,000 of face amount for policies issued using the 1980 CSO Tables and $10 plus $0.02 per $1,000 of face amount for policies using the 2001 CSO Tables. We can increase this charge, but it will never exceed $10 plus $.03 per $1,000 of face amount.

          (2) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The minimum and maximum cost of insurance charge will remain the same for policies issued using the 1980 CSO Tables and for those using the 2001 CSO Tables. The maximum cost of insurance charges will occur at later ages for policies issued after October 31, 2008 due to the longer life expectancies built into the 2001 CSO Tables. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, gender, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy and the tobacco use of the insured. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables for policies issued prior to October 31, 2008 and will not exceed the maximum charges for mortality derived from the 2001 Commissioners Standard Ordinary Mortality Tables for policies issued after October 31, 2008. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

          (3) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $25 for each policy adjustment (a change in premium, face amount, death benefit option or plan of insurance).

               If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $25 or 2 percent of the amount surrendered.

               We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently there is a $10 charge only for non-systematic transfers in excess of 12 per year.

               We may also make a charge, not to exceed $25, for each returned check.

     We assess the monthly policy charge and cost of insurance charge against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

     We assess transaction charges against your actual cash value at the time of a policy adjustment, when a transfer is made, or when a check is returned. In the case of a transfer, the charge is assessed against the amount transferred.

     Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, if you instruct us in writing, we will assess the monthly policy charge and the cost of insurance charge against the guaranteed principal account or the sub-account(s) that you specify.

     SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

     PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio Companies, as described in the prospectus for those companies.

     POLICIES ISSUED IN EXCHANGE We will waive or modify certain charges assessed against base premiums as described above in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in this prospectus. Those policy owners may do so, subject to their application for this Policy and our approval of the exchange. A $200 EXCHANGE ADMINISTRATIVE CHARGE is currently required for the exchange. This charge will be deducted from the existing cash values.

     To be eligible for an exchange, the existing policy must have been in force for at least two years, and there must not be any first year charges currently being taken as a result of any policy adjustment. When a new Policy is issued in exchange for an existing policy, we will waive the sales charge and the premium charge on the existing base premium, and we will waive the additional face amount charge on the existing face amount. All other charges described in this prospectus will apply to the Policy.

     CHARGES FOR AGREEMENTS We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by
     Agreement:

     WAIVER OF PREMIUM AGREEMENT - the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

     INFLATION AGREEMENT - the guaranteed annual charge is $8.00.

     FACE AMOUNT INCREASE AGREEMENT - the minimum guaranteed annual charge is $0.65 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $2.29 per $1,000 of agreement coverage.

     BUSINESS CONTINUATION AGREEMENT - the minimum guaranteed annual charge is $0.10 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $35.04 per $1,000 of agreement coverage.

     FAMILY TERM AGREEMENT - the guaranteed annual charge is $5.00 per $1,000 of agreement coverage.

     EARLY VALUES AGREEMENT - the maximum guaranteed charge is 10 percent of premium.


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

     OTHER POLICY PROVISIONS

     BENEFICIARY When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

     If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

     You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

     Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

     PAYMENT OF PROCEEDS The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

     We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

          (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

          (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

     If mandated under applicable law, we may be required to block a Policy Owner's account and thereby refuse to process any request for transfer, surrender, partial surrender, policy loan or death benefit proceeds, until instructions are received from the appropriate regulator. We may also be required to provide information about you and your account to government regulators.

     SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in


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

     force. In general, we will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

     We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

     The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

     You may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

     Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

     OPTION 1 -- INTEREST PAYMENTS

     We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

     OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

     We will make payments for a specified number of years.

     OPTION 3 -- LIFE INCOME

     We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.

     OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

     We will pay a specified amount until the proceeds and interest are fully paid.

     If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

     The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

     ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

     MISSTATEMENT OF AGE OR GENDER If the insured's age or gender has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age or gender.

     INCONTESTABILITY After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, we may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy adjustment, reinstatement or change.

     SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the premiums paid for the policy adjustment, reinstatement or change.

     REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

     ADDITIONAL BENEFITS

     You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

     WAIVER OF PREMIUM AGREEMENT The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

     INFLATION AGREEMENT The Inflation Agreement requires an additional premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.

     FACE AMOUNT INCREASE AGREEMENT The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

     BUSINESS CONTINUATION AGREEMENT The Business Continuation Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

     FAMILY TERM RIDER The Family Term Rider requires an additional premium and provides a fixed amount of term insurance on children of an insured.

     EXCHANGE OF INSUREDS AGREEMENT The Exchange of Insureds Agreement requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, you should consult a tax advisor about the tax consequences before making such an exchange.

     ACCELERATED BENEFITS AGREEMENT The Accelerated Benefits Agreement is issued without additional premium. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

     EARLY VALUES AGREEMENT The Early Values Agreement requires an additional premium, payable for ten years, and waives a portion of policy charges in the first policy year.

     EXTENDED MATURITY AGREEMENT The Extended Maturity Agreement requires no additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.

OTHER  MATTERS

     FEDERAL TAX STATUS

     INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

     TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

     At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

     In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

     TAX STATUS OF POLICIES Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

     If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

     DIVERSIFICATION OF INVESTMENTS Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

     OWNER CONTROL In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

     The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

     TAX TREATMENT OF POLICY BENEFITS On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

     Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

     We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

     A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

     MODIFIED ENDOWMENT CONTRACTS It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be


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     paid under a 7-pay life policy. If those cumulative premiums exceed the
     7-pay life premiums, the policy is a modified endowment contract.

     Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

     Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

     Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

     A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

     The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

     In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

     If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made


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     from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any non-repeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

     MULTIPLE POLICIES Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

     WITHHOLDING To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

     OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

     The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

     In addition, while we intend for the Policy to remain in force through the insured's age 121, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

     OTHER TRANSACTIONS Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

     BUSINESS USES OF POLICY The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

     EMPLOYER-OWNED LIFE INSURANCE CONTRACTS The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or
     (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

     SPLIT DOLLAR ARRANGEMENTS A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

     ALTERNATIVE MINIMUM TAX There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's


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

     death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

     Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

     During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2009, the maximum estate tax rate is 45% and the estate tax exemption is $3,500,000.

     The complexity of EGTRRA, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

     It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

     VOTING RIGHTS

     We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to


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     which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

          - if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

          - if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

     In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

     COMPENSATION PAID FOR THE SALE OF THE POLICIES

     Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

     PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL Except for the Early Values Agreement, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4 percent in the first policy year, up


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

     to 6 percent in policy years two through ten and up to 2 percent thereafter. We may also pay additional compensation of up to 0.20 percent of the actual cash value in policy years two and later. For the Early Values Agreement, commissions will be 60 percent of the premium for that agreement for all years.

     In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay qualifying Securian Financial registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

     We make additional payments for sales of the Policies to general agents who manage registered representatives and to the business unit responsible for the operation of our distribution system. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

     PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

     All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

     LEGAL PROCEEDINGS

     Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.


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     REGISTRATION STATEMENT

     We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information regarding the Account, Minnesota Life and the Policies.


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

SPECIAL TERMS

     As used in this prospectus, the following terms have the indicated meanings:

     ACTUAL CASH VALUE: the value of your interest in the Variable Life Account and the value of your interest in the guaranteed principal account under a Policy. Each is valued separately. Actual cash value does not include the loan account.

     ASSET CREDIT: an amount we may contribute each month to your actual cash value in each subaccount or the guaranteed principal account. The asset credit on an annual basis equals the following amounts: (1) for policies issued using the 1980 CSO Mortality Tables, 0.40 percent of your actual cash value in each subaccount or the guaranteed principal account; and (2) for policies issued using the 2001 CSO Mortality Tables, the asset credit may range from 0.05 to 0.50 percent of your actual cash value in a subaccount or the guaranteed principal account. Payment of the asset credit will not affect the charges or expenses we take from your policy. We may discontinue the payment of asset credits at any time in our sole discretion.

     BASE PREMIUM: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

     CODE: the Internal Revenue Code of 1986, as amended.

     FUNDS: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

     GUARANTEED PRINCIPAL ACCOUNT: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

     LOAN ACCOUNT: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

     NON-REPEATING PREMIUM: a payment made to this Policy in addition to its scheduled payments.

     PAID UP: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

     POLICY OWNER: the owner of a Policy.

     POLICY VALUE: the actual cash value of a Policy plus any policy loan.

     POLICY YEAR: a period of one year beginning with the policy date or a policy anniversary.

     PREMIUM: a scheduled payment required for this Policy.

     PRO-RATA: a ratio that is derived by dividing a Policy Owner's actual cash value in a subaccount or in the guaranteed principal account by the actual cash value of the Policy.

     VALUATION DATE: each date on which a Fund Portfolio values its assets. Fund Portfolio assets are valued at the end of a Valuation Date (typically 3:00 p.m. Central Time).

     VALUATION PERIOD: the period between the end of successive valuation dates.

     VARIABLE LIFE ACCOUNT: a separate investment account called the Minnesota Life Variable Life Account, composed of sub-accounts. The investment experience of its assets is kept separate from our other assets.

     WE, OUR, US: Minnesota Life Insurance Company.

     YOU, YOUR: the policy owner.


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APPENDIX  A

     EXAMPLE OF SALES CHARGE AND ADDITIONAL FACE AMOUNT CHARGE COMPUTATION

     As an example of the method we use to compute sales charge and additional face amount charge, assume a protection plan of insurance guaranteeing coverage for 20 years. This plan results from an annual base premium of $2,000, a face amount of $100,000 and the Cash Option. As base premiums are paid in the first year, we assess the sales charge of 44 percent or $880. In addition, we assess an additional face amount charge of $5 per thousand of face amount or $500.

     Using the example above, the sales charge each month is $73.33. After nine months, we have collected $660 and the uncollected sales charge is $220. Suppose that there is an adjustment at this point that increases the premium from $2,000 to $3,000. The increased premium will be assessed a sales charge of 44 percent, or $440. This will be added to the uncollected sales charge of $220. The total sales charge of $660 will be collected in the 12 months following the adjustment, at $55 per month.

     Alternatively, suppose that the adjustment after nine months decreases the premium from $2,000 to $1,000. The uncollected sales charge of $220 will be reduced in the same proportion as the base premium, 50 percent, to $110, and this sales charge will be collected in the 12 months following the adjustment at $27.50 per month.

     The additional face amount charge will also be recalculated if an adjustment occurs during a period in which it is being collected. Again, using our example, suppose there is an adjustment after nine months; the uncollected additional face amount charge is $125. If the adjustment results in a face amount increase of $100,000, the new additional face amount charge of $500 will be added to the uncollected charge of $125, and the total of $625 will be collected in the 12 months following the adjustment. If the adjustment results in a decrease in face amount, no reduction in the uncollected portion of the additional face amount charge is made. So the remaining $125 will be collected in the 12 months following the adjustment at $10.42 per month.


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STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

     Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

     The table of contents for the Statement of Additional Information is as follows:

          General Information and History
          Additional Information About Operation of Contracts and Registrant Underwriters
          Additional Information About Charges
          Illustrations
          Financial Statements

RULE 12h-7 REPRESENTATION

     Consistent with well established industry and SEC practice, Minnesota Life does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 (the "Securities Exchange Act") as depositor of the Variable Life Account, or for any other Variable Separate Account for which we act as depositor. Nevertheless, to the extent the SEC takes the position that insurance company depositors of variable insurance product separate accounts registered with the SEC are subject to the periodic reporting requirements of the Securities Exchange Act, Minnesota Life intends to rely upon the exemption from those requirements set forth in Rule 12h-7 under the Securities Exchange Act to the extent necessary to avoid any such periodic reporting obligation.

     Investment Company Act No. 811-4585

                 (This page has been left blank intentionally.)

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number     Caption in Prospectus

     15.        Cover Page and Table of Contents

     16.        General Information and History

     17.        Services

     18.        Premiums

     19. Additional Information About Operation of Contracts and Minnesota Life Variable Life Account

     20.        Underwriters

     21.        Additional Information About Charges

     22.        Lapse and Reinstatement

     23.        Loans

     24.        Financial Statements

     25.        Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                              Dwayne C. Radel, Esq.

                    Senior Vice President and General Counsel

                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)


                       Statement of Additional Information

          The date of this document and the prospectus is: May 1, 2009

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 48 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

Except for the Early Values Agreement, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4 percent in the first policy year, up to 6 percent in policy years two through ten and up to 2 percent thereafter. We may also pay additional compensation of up to .2 percent of the actual cash value in policy years two and later. For the Early Values Agreement, commissions will be 60 percent of the premium for that agreement for all years. Amounts paid by Minnesota Life to the underwriters of the Policies during 2008, 2007 and 2006 were $54,312,446, $58,878,903 and $60,348,680 respectively, which include amounts paid for other contracts issued through the Variable Life Account.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.


In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

a) Sales Load
The sales load consists of a deduction from each premium of a 6 percent Premium Charge and it may also include a first year Sales Charge deduction not to exceed 44 percent. The first year Sales Charge will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed.

b) Special Purchase Plans
We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. Following the exchange, premium payments will not be subject to a first year Sales Charge or Additional Face Amount Charge on the existing face amount, unless evidence of insurability was required for the exchange.

c) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies, for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or face amount increases pursuant to an additional benefit agreement.

For policies issued prior to October 31, 2008, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table B.

For policies issued after October 31, 2008, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

d) Increases in Face Amount
An Increase in Face Amount is a policy adjustment and is subject to a $25 transaction charge. An Increase in Face Amount is also subject to an Additional Face Amount Charge not to exceed $5 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

An illustration is provided for a preferred non-tobacco risk male age 30, with the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO"). The illustration shows the projected actual cash values, death benefits and premiums. The Protection Death Benefit Option is shown. The plan of insurance for the illustration is a protection plan, with an initial face amount of $500,000 and a premium of $5,700. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex smoker-distinct 2001 CSO, as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-base distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco-use of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

The amounts shown for the hypothetical cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations are at an annual rate of .50 percent. The investment management fee illustrated is .69 percent and represent the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .13 percent, representing the arithmetic average of the 2008 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .24 percent and represent the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.56 percent, 4.44 percent and 10.44 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, death benefit option, plan of insurance and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this prospectus, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations.

                               2001 CSO VAL HORIZON
                      DEATH BENEFIT OPTION-PROTECTION OPTION
                                MALE ISSUE AGE 30
                              PREFERRED NON-TOBACCO
                         INITIAL FACE AMOUNT -- $500,000

                        $5,700 INITIAL SCHEDULED PREMIUM
                              USING CURRENT CHARGES

                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                              0% GROSS                        6.00% GROSS                  12.00% GROSS
                                            (-1.56% NET)                     (4.44% NET)                  (10.44% NET)

   POL      ATT          BASE          POLICY               DEATH          POLICY         DEATH           POLICY         DEATH
   YR       AGE        PREMIUM         VALUE               BENEFIT         VALUE         BENEFIT          VALUE         BENEFIT
   --       ---        -------       ---------             -------         ------        -------          ------        -------
    1        31         5,700             595              500,000             656        500,000             716       500,000
    2        32         5,700           5,148              500,595           5,549        500,656           5,957       500,716
    3        33         5,700           9,632              505,148          10,662        505,549          11,749       505,957
    4        34         5,700          14,033              509,632          15,989        510,662          18,132       511,749
    5        35         5,700          18,358              514,033          21,546        515,989          25,175       518,132

    6        36         5,700          22,603              518,358          27,339        521,546          32,949       525,175
    7        37         5,700          26,761              522,603          33,372        527,339          41,520       532,949
    8        38         5,700          30,836              526,761          39,658        533,372          50,975       541,520
    9        39         5,700          34,808              530,836          46,186        539,658          61,385       550,975
   10        40         5,700          38,689              534,808          52,979        546,186          72,863       561,385

   15        45         5,700          57,958              554,192          92,676        583,983         152,288       632,979
   20        50         5,700          75,376              572,065         141,969        631,251         284,153       752,173
   25        55         5,700          90,185              587,510         202,537        689,481         503,895       950,549
   30        60         5,700          100,706             598,973         275,224        759,599         869,734     1,280,898
   35        65         5,700          105,168             604,963         361,485        843,203       1,478,979     1,831,181

   40        70         5,700          100,420             602,166         461,038        939,995       2,493,377     2,746,996
   45        75         5,700           82,386             587,508         572,272      1,049,477       4,184,592     4,273,935
   50        80         5,700           41,162             552,034         685,826      1,163,790       7,002,340     6,818,546
   55        85         5,700                0             500,000         779,610      1,263,850      11,687,177    11,080,255
   60        90         5,700                0                   0         816,238      1,316,023      19,365,464    18,395,634
   65        95         5,700                0                   0         747,664      1,271,882      31,740,740    30,219,984
   70        100        5,700                0                   0         526,924      1,086,043      51,391,605    49,055,495
   75        105        5,700                0                   0          77,378        691,068      81,947,356    78,495,085
   80        110        5,700                0                   0               0              0     127,884,649   123,105,469
   85        115        5,700                0                   0               0              0     193,338,774   187,506,453
   90        120        5,700                0                   0               0              0     278,069,907   272,957,838

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                              2001 CSO VAL HORIZON
                     DEATH BENEFIT OPTION-PROTECTION OPTION
                               MALE ISSUE AGE 30
                             PREFERRED NON-TOBACCO
                       INITIAL DEATH BENEFIT -- $500,000

                        $5,700 INITIAL SCHEDULED PREMIUM
                       USING MAXIMUM CONTRACTUAL CHARGES

                                    -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                                            0% GROSS                   6.00% GROSS                    12.00% GROSS
                                          (-1.56% NET)                 (4.44% NET)                    (10.44% NET)

  POL      ATT         BASE         POLICY            DEATH          POLICY          DEATH            POLICY           DEATH
   YR      AGE        PREMIUM       VALUE            BENEFIT         VALUE          BENEFIT           VALUE           BENEFIT
  ---      ---        -------       -------          -------         ------         -------           ------          -------
    1       31         5,700          595             500,000               655       500,000              716           500,000
    2       32         5,700        5,145             500,595             5,545       500,655            5,954           500,716
    3       33         5,700        9,624             505,145            10,652       505,545           11,739           505,954
    4       34         5,700       14,018             509,624            15,971       510,652           18,112           511,739
    5       35         5,700       18,334             514,018            21,516       515,971           25,140           518,112

    6       36         5,700       22,567             518,334            27,292       521,516           32,885           525,140
    7       37         5,700       26,710             522,567            33,298       527,292           41,414           532,885
    8       38         5,700       30,763             526,710            39,546       533,298           50,806           541,414
    9       39         5,700       34,709             530,763            46,025       539,546           61,132           550,806
   10       40         5,700       38,557             534,709            52,756       546,025           72,500           561,132

   15       45         5,700       56,021             552,803            90,177       582,198          148,726           630,485
   20       50         5,700       69,915             567,392           134,081       624,695          270,973           741,623
   25       55         5,700       79,804             578,293           185,274       674,541          467,998           920,827
   30       60         5,700       82,533             582,624           241,542       729,927          783,300         1,207,789
   35       65         5,700       74,663             577,461           299,617       788,274        1,287,844         1,667,299


   40       70         5,700       50,239             556,575           352,032       842,263        2,094,086         2,401,015
   45       75         5,700        4,882             515,834           390,940       884,683        3,388,571         3,578,145
   50       80         5,700            0             500,000           399,039       901,469        5,470,140         5,471,536
   55       85         5,700            0             500,000           339,220       859,256        8,810,700         8,510,927
   60       90         5,700            0                   0           154,965       704,348       14,124,228        13,507,210
   65       95         5,700            0                   0                 0             0       22,320,825        21,418,595
   70      100         5,700            0                   0                 0             0       34,566,547        33,320,480
   75      105         5,700            0                   0                 0             0       52,064,326        50,499,102
   80      110         5,700            0                   0                 0             0       75,755,229        74,041,941
   85      115         5,700            0                   0                 0             0      104,646,941       103,585,992
   90      120         5,700            0                   0                 0             0      131,525,880       133,441,675

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2008, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account (the Variable Account) as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2008 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 10, 2009

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                   ADVANTUS    ADVANTUS     ADVANTUS      ADVANTUS      ADVANTUS
                                         ADVANTUS     ADVANTUS       INDEX     MORTGAGE   INTERNATIONAL  INDEX 400    REAL ESTATE
                                           BOND         MONEY        500      SECURITIES      BOND         MID-CAP     SECURITIES
                                         CLASS 2       MARKET       CLASS 2     CLASS 2      CLASS 2      CLASS 2       CLASS 2
                                       -----------  -----------  -----------  ----------  -------------  ----------   -----------
               ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio Class 2, 69,380,503
      shares at net asset value of
      $1.37 per share
      (cost $95,883,766)               $94,779,664           --           --          --            --           --           --
   Money Market Portfolio, 32,807,434
      shares at net asset value of
      $1.00 per share
      (cost $32,806,975)                        --   32,806,975           --          --            --           --           --
   Index 500 Portfolio Class 2,
      55,097,084 shares at net asset
      value of $3.03 per
      share (cost $192,161,561)                 --           --  166,719,533          --            --           --           --
   Mortgage Securities Portfolio
      Class 2, 36,007,151 shares at
      net asset value of $1.37 per
      share (cost $47,584,684)                  --           --           --  49,276,902            --           --           --
   International Bond Portfolio
      Class 2, 15,860,769 shares at
      net asset value of $1.57 per
      share (cost $21,774,321)                  --           --           --          --    24,935,350           --           --
   Index 400 Mid-Cap Portfolio
      Class 2, 31,611,946 shares at
      net asset value of $1.26 per
      share (cost $46,557,108)                  --           --           --          --            --   39,696,448           --
   Real Estate Securities Portfolio
      Class 2, 18,925,834 shares at
      net asset value of $1.54 per
      share (cost $36,715,915)                  --           --           --          --            --           --   29,096,009
                                       -----------  -----------  -----------  ----------    ----------   ----------   ----------
                                        94,779,664   32,806,975  166,719,533  49,276,902    24,935,350   39,696,448   29,096,009
Receivable from Minnesota Life for
   Policy purchase payments                 53,343           --           --          --            --      114,451           --
Receivable for investments sold                 --       13,684       60,902       4,570        18,163           --       64,153
                                       -----------  -----------  -----------  ----------    ----------   ----------   ----------
         Total assets                   94,833,007   32,820,659  166,780,435  49,281,472    24,953,513   39,810,899   29,160,162
                                       -----------  -----------  -----------  ----------    ----------   ----------   ----------
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges            --       13,684       60,902       4,570        18,163           --       64,153
Payable for investments purchased           53,343           --           --          --            --      114,451           --
                                       -----------  -----------  -----------  ----------    ----------   ----------   ----------
         Total liabilities                  53,343       13,684       60,902       4,570        18,163      114,451       64,153
                                       -----------  -----------  -----------  ----------    ----------   ----------   ----------
         Net assets applicable to
            policy owners              $94,779,664   32,806,975  166,719,533  49,276,902    24,935,350   39,696,448   29,096,009
                                       ===========  ===========  ===========  ==========    ==========   ==========   ==========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)            $94,779,664   32,806,975  166,719,533  49,276,902    24,935,350   39,696,448   29,096,009
                                       ===========  ===========  ===========  ==========    ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------
                                                                             AMERICAN
                                        AIM V.I.     AIM V.I.     AIM V.I.   CENTURY     AMERICAN    AMERICAN   CREDIT SUISSE
                                         BASIC        CAPITAL       CORE      INCOME      CENTURY    CENTURY        GLOBAL
                                        BALANCED   APPRECIATION    EQUITY   AND GROWTH     ULTRA      VALUE       SMALL CAP
                                       ----------  ------------  ---------  ----------  ----------  ----------  -------------
               ASSETS
Investments in shares of the AIM
   Variable Insurance Funds:
   Basic Balanced Fund, 88,849 shares
      at net asset value of $6.78
      per share (cost $930,658)         $602,395            --         --           --          --          --           --
   Capital Appreciation Fund, 226,283
      shares at net asset value
      of $16.61 per share
      (cost $5,622,025)                       --     3,758,553         --           --          --          --           --
   Core Equity Fund, 22,657 shares at
      net asset value of $19.62 per
      share (cost $600,068)                   --            --    444,529           --          --          --           --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth Fund, 327,228
      shares at net asset value of
      $4.81 per share
      (cost $2,472,128)                       --            --         --    1,573,967          --          --           --
   Ultra Fund, 3,354,551 shares at
      net asset value of $5.99 per
      share (cost $32,107,433)                --            --         --           --  20,093,759          --           --
   Value Fund, 3,269,047 shares at
      net asset value of $4.68 per
      share (cost $23,719,569)                --            --         --           --          --  15,299,139           --
Investments in shares of Credit
   Suisse Trust:
   Global Small Cap Portfolio,
      305,444 shares at net asset
      value of $7.36 per share
      (cost $3,973,963)                       --            --         --           --          --          --    2,248,067
                                        --------     ---------    -------    ---------  ----------  ----------    ---------
                                         602,395     3,758,553    444,529    1,573,967  20,093,759  15,299,139    2,248,067
Receivable from Minnesota Life for
   Policy purchase payments                   --         1,098         --           --      22,833       6,490           --
Receivable for investments sold               32            --         25        4,372          --          --          304
                                        --------     ---------    -------    ---------  ----------  ----------    ---------
         Total assets                    602,427     3,759,651    444,554    1,578,339  20,116,592  15,305,629    2,248,371
                                        --------     ---------    -------    ---------  ----------  ----------    ---------
              LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges          32            --         25        4,372          --          --          304
Payable for investments purchased             --         1,098         --           --      22,833       6,490           --
                                        --------     ---------    -------    ---------  ----------  ----------    ---------
         Total liabilities                    32         1,098         25        4,372      22,833       6,490          304
                                        --------     ---------    -------    ---------  ----------  ----------    ---------
         Net assets applicable to
            policy owners               $602,395     3,758,553    444,529    1,573,967  20,093,759  15,299,139    2,248,067
                                        ========     =========    =======    =========  ==========  ==========    =========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)             $602,395     3,758,553    444,529    1,573,967  20,093,759  15,299,139    2,248,067
                                        ========     =========    =======    =========  ==========  ==========    =========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                                   FRANKLIN                              TEMPLETON
                                                                                  LARGE CAP     FRANKLIN      FRANKLIN   DEVELOPING
                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH    MUTUAL SHARES     SMALL      MARKETS
                                        CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES   SECURITIES      MID CAP   SECURITIES
                                       ------------  -------------  ------------  ----------  -------------  ----------  ----------
               ASSETS
Investments in shares of Fidelity
   Variable Insurance Products Fund:
   Contrafund Portfolio, 3,608,930
      shares at net asset value
      of $15.14 per share
      (cost $101,462,521)               $54,639,205            --            --           --            --           --          --
   Equity-Income Portfolio, 4,016,939
      shares at net asset value
      of $13.00 per share
      (cost $90,813,010)                         --    52,220,211            --           --            --           --          --
   Mid-Cap Portfolio, 2,170,308
      shares at net asset value
      of $18.12 per share
      (cost $65,828,124)                         --            --    39,325,974           --            --           --          --
Investments in shares of Franklin
   Templeton Variable Insurance
   Products Trust:
   Large Cap Growth Securities Fund,
      258,188 shares at net asset
      value of $10.50 per share
      (cost $4,092,549)                          --            --            --    2,710,973            --           --          --
   Mutual Shares Securities Fund,
      1,029,330 shares at net asset
      value of $11.78 per share
      (cost $19,222,498)                         --            --            --           --    12,125,510           --          --
   Small Mid Cap Fund, 1,214,506
      shares at net asset value
      of $11.75 per share
      (cost $22,588,161)                         --            --            --           --            --   14,270,451          --
   Developing Mkts Securities Fund,
      3,960,759 shares at net asset
      value of $6.04 per share
      (cost $41,723,026)                         --            --            --           --            --           --  23,922,985
                                        -----------    ----------    ----------    ---------    ----------   ----------  ----------
                                         54,639,205    52,220,211    39,325,974    2,710,973    12,125,510   14,270,451  23,922,985
Receivable from Minnesota Life for
   Policy purchase payments                      --       129,796            --           --         1,584           --          --
Receivable for investments sold             918,064            --       104,400        3,405            --       67,048       8,621
                                        -----------    ----------    ----------    ---------    ----------   ----------  ----------
         Total assets                    55,557,269    52,350,007    39,430,374    2,714,378    12,127,094   14,337,499  23,931,606
                                        -----------    ----------    ----------    ---------    ----------   ----------  ----------
              LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges        918,064            --       104,400        3,405            --       67,048       8,621
Payable for investments purchased                --       129,796            --           --         1,584           --          --
                                        -----------    ----------    ----------    ---------    ----------   ----------  ----------
         Total liabilities                  918,064       129,796       104,400        3,405         1,584       67,048       8,621
                                        -----------    ----------    ----------    ---------    ----------   ----------  ----------
         Net assets applicable to
            policy owners               $54,639,205    52,220,211    39,325,974    2,710,973    12,125,510   14,270,451  23,922,985
                                        ===========    ==========    ==========    =========    ==========   ==========  ==========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)             $54,639,205    52,220,211    39,325,974    2,710,973    12,125,510   14,270,451  23,922,985
                                        ===========    ==========    ==========    =========    ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                        TEMPLETON      JANUS       JANUS     JANUS ASPEN        MFS        MFS       MFS
                                       GLOBAL ASSET    ASPEN       ASPEN    INTERNATIONAL    INVESTORS   MID CAP     NEW
                                        ALLOCATION    BALANCED     FORTY        GROWTH     GROWTH STOCK   GROWTH  DISCOVERY
                                       ------------  ---------  ----------  -------------  ------------  -------  ---------
                ASSETS
Investments in shares of Franklin
   Templeton Variable Insurance
   Products Trust:
   Global Asset Allocation Fund,
      1,198,835 shares at net asset
      value of $8.47 per share
      (cost $16,275,734)                $10,154,134         --          --            --            --        --         --
Investments in shares of Janus Aspen
   Series - Service Shares:
   Aspen Balanced Portfolio, 95,898
      shares at net asset value of
      $23.75 per share
      (cost $2,757,074)                          --  2,277,582          --            --            --        --         --
   Aspen Forty Portfolio, 1,373,113
      shares at net asset value of
      $22.72 per share
      (cost $37,918,598)                         --         --  31,197,128            --            --        --         --
   Aspen International Growth
      Portfolio, 1,778,010 shares at
      net asset value of $26.01 per
      share (cost $71,096,227)                   --         --          --    46,246,029            --        --         --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      461,818 shares at net asset
      value of $6.95 per share
      (cost $4,455,690)                          --         --          --            --     3,209,632        --         --
   Mid Cap Growth Series, 138,496
      shares at net asset value of
      $3.20 per share (cost $847,665)            --         --          --            --            --   443,186         --
   New Discovery Series, 771,396
      shares at net asset value of
      $8.01 per share
      (cost $10,966,996)                         --         --          --            --            --        --  6,178,881
                                        -----------  ---------  ----------    ----------     ---------   -------  ---------
                                         10,154,134  2,277,582  31,197,128    46,246,029     3,209,632   443,186  6,178,881
Receivable from Minnesota Life for
   Policy purchase payments                      --         --          --       250,607       154,260        --      1,677
Receivable for investments sold             251,315        166       9,579            --            --     1,932         --
                                        -----------  ---------  ----------    ----------     ---------   -------  ---------
         Total assets                    10,405,449  2,277,748  31,206,707    46,496,636     3,363,892   445,118  6,180,558
                                        -----------  ---------  ----------    ----------     ---------   -------  ---------
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges        251,315        166       9,579            --            --     1,932         --
Payable for investments purchased                --         --          --       250,607       154,260        --      1,677
                                        -----------  ---------  ----------    ----------     ---------   -------  ---------
         Total liabilities                  251,315        166       9,579       250,607       154,260     1,932      1,677
                                        -----------  ---------  ----------    ----------     ---------   -------  ---------
         Net assets applicable to
            policy owners               $10,154,134  2,277,582  31,197,128    46,246,029     3,209,632   443,186  6,178,881
                                        ===========  =========  ==========    ==========     =========   =======  =========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)             $10,154,134  2,277,582  31,197,128    46,246,029     3,209,632   443,186  6,178,881
                                        ===========  =========  ==========    ==========     =========   =======  =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------------------
                                                                                               PUTNAM
                                                                                                 VT
                                                     OPPENHEIMER                OPPENHEIMER    GROWTH    PUTNAM VT      PUTNAM VT
                                           MFS         CAPITAL    OPPENHEIMER  INTERNATIONAL    AND    INTERNATIONAL       NEW
                                          VALUE     APPRECIATION  HIGH INCOME      GROWTH      INCOME      EQUITY     OPPORTUNITIES
                                       -----------  ------------  -----------  -------------  -------  -------------  -------------
                ASSETS
Investments in shares of the MFS
   Variable Insurance Trust:
   Value Fund, 2,365,715 shares at
      net asset value of $9.67 per
      share (cost $30,521,476)         $22,876,467           --           --            --         --           --            --
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   Capital Appreciation Fund, 145,172
      shares at net asset value of
      $25.42 per share
      (cost $5,665,265)                         --    3,690,268           --            --         --           --            --
   High Income Fund, 2,611,252 shares
      at net asset value of $1.58 per
      share (cost $15,140,138)                  --           --    4,125,778            --         --           --            --
Investments in shares of the Panorama
   Series Funds, Inc.:
   International Growth, 6,619,875
      shares at net asset value of
      $1.25 per share
      (cost $12,415,634)                        --           --           --     8,274,845         --           --            --
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund,
      36,986 shares at net asset
      value of $11.47 per share
      (cost $633,228)                           --           --           --            --    424,226           --            --
   International Equity Fund, 543,026
      shares at net asset value of
      $8.89 per share
      (cost $8,540,983)                         --           --           --            --         --    4,827,502            --
   New Opportunities Fund, 13,441
      shares at net asset value of
      $12.98 per share
      (cost $229,477)                           --           --           --            --         --           --       174,459
                                       -----------    ---------    ---------     ---------    -------    ---------       -------
                                        22,876,467    3,690,268    4,125,778     8,274,845    424,226    4,827,502       174,459
Receivable from Minnesota Life for
   Policy purchase payments                337,803           --        6,418         8,219         --           --            --
Receivable for investments sold                 --        1,377           --            --         61           58             4
                                       -----------    ---------    ---------     ---------    -------    ---------       -------
         Total assets                   23,214,270    3,691,645    4,132,196     8,283,064    424,287    4,827,560       174,463
                                       -----------    ---------    ---------     ---------    -------    ---------       -------
             LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges            --        1,377           --            --         61           58             4
Payable for investments purchased          337,803           --        6,418         8,219         --           --            --
                                       -----------    ---------    ---------     ---------    -------    ---------       -------
         Total liabilities                 337,803        1,377        6,418         8,219         61           58             4
                                       -----------    ---------    ---------     ---------    -------    ---------       -------
         Net assets applicable to
            policy owners              $22,876,467    3,690,268    4,125,778     8,274,845    424,226    4,827,502       174,459
                                       ===========    =========    =========     =========    =======    =========       =======
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)            $22,876,467    3,690,268    4,125,778     8,274,845    424,226    4,827,502       174,459
                                       ===========    =========    =========     =========    =======    =========       =======

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                                            IVY FUNDS
                                       PUTNAM VT                                            IVY FUNDS VIP      VIP      IVY FUNDS
                                          NEW      PUTNAM VT  IVY FUNDS VIP  IVY FUNDS VIP  INTERNATIONAL   SMALL CAP      VIP
                                         VALUE      VOYAGER     BALANCED         GROWTH         VALUE         GROWTH      VALUE
                                       ----------  ---------  -------------  -------------  -------------  ----------  ----------
               ASSETS
Investments in shares of the Putnam
   Variable Trust:
   New Value Fund, 285,131 shares at
      net asset value of $6.66 per
      share (cost $4,020,233)          $1,898,970        --             --             --             --           --          --
   Voyager Fund, 18,517 shares at net
      asset value of $19.98 per share
      (cost $527,082)                          --   369,976             --             --             --           --          --
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Balanced Portfolio, 15,241,087
      shares at net asset value
      of $7.70 per share
      (cost $119,892,775)                      --        --    117,295,407             --             --           --          --
   Growth Portfolio, 18,525,824
      shares at net asset value
      of $7.55 per share
      (cost $171,121,604)                      --        --             --    139,923,698             --           --          --
   International Value Portfolio,
      10,464,386 shares at net asset
      value of $12.46 per share
      (cost $178,160,663)                      --        --             --             --    130,399,848           --          --
   Small Cap Growth Portfolio,
      10,452,912 shares at net asset
      value of $6.09 per share
      (cost $98,800,526)                       --        --             --             --             --   63,692,730          --
   Value Portfolio, 11,569,350 shares
      at net asset value of $4.15 per
      share (cost $65,654,900)                 --        --             --             --             --           --  48,055,609
                                       ----------   -------    -----------    -----------    -----------   ----------  ----------
                                        1,898,970   369,976    117,295,407    139,923,698    130,399,848   63,692,730  48,055,609
Receivable from Minnesota Life for
   Policy purchase payments                   180        --             --        212,560        263,586       68,380          --
Receivable for investments sold                --       176         30,458             --             --           --       1,956
                                       ----------   -------    -----------    -----------    -----------   ----------  ----------
         Total assets                   1,899,150   370,152    117,325,865    140,136,258    130,663,434   63,761,110  48,057,565
                                       ----------   -------    -----------    -----------    -----------   ----------  ----------
               LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges           --       176         30,458             --             --           --       1,956
Payable for investments purchased             180        --             --        212,560        263,586       68,380          --
                                       ----------   -------    -----------    -----------    -----------   ----------  ----------
         Total liabilities                    180       176         30,458        212,560        263,586       68,380       1,956
                                       ----------   -------    -----------    -----------    -----------   ----------  ----------
         Net assets applicable to
            policy owners              $1,898,970   369,976    117,295,407    139,923,698    130,399,848   63,692,730  48,055,609
                                       ==========   =======    ===========    ===========    ===========   ==========  ==========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)            $1,898,970   369,976    117,295,407    139,923,698    130,399,848   63,692,730  48,055,609
                                       ==========   =======    ===========    ===========    ===========   ==========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                         MICRO-CAP      SMALL CAP    IVY FUNDS VIP      ASSET      INTERNATIONAL    SCIENCE &
                                           GROWTH         VALUE       CORE EQUITY      STRATEGY       GROWTH        TECHNOLOGY
                                       -------------  -------------  -------------  -------------  -------------  -------------
                ASSETS
Investments in shares of the Ivy
   Funds VIP, Inc.:
   Micro-Cap Growth Portfolio,
      994,073 shares at net asset
      value of $11.11 per share
      (cost $14,646,646)                $11,046,335             --             --             --            --             --
   Small Cap Value Portfolio,
      4,333,513 shares at net asset
      value of $10.29 per share
      (cost $64,787,039)                         --     44,577,545             --             --            --             --
   Core Equity Portfolio, 956,093
      shares at net asset value of
      $8.11 per share
      (cost $10,513,003)                         --             --      7,754,771             --            --             --
   Asset Strategy Portfolio,
      5,993,546 shares at net asset
      value of $8.27 per share
      (cost $66,550,699)                         --             --             --     49,595,993            --             --
   International Growth Portfolio,
      788,917 shares at net asset
      value of $6.00 per share
      (cost $7,005,829)                          --             --             --             --     4,737,444             --
   Science & Technology Portfolio,
      403,964 shares at net asset
      value of $11.43 per share
      (cost $7,112,824)                          --             --             --             --            --      4,615,331
                                        -----------     ----------     ----------     ----------     ---------      ---------
                                         11,046,335     44,577,545      7,754,771     49,595,993     4,737,444      4,615,331
Receivable from Minnesota Life for
   Policy purchase payments                      --          7,624             --             --            --             --
Receivable for investments sold              10,614             --         10,164         10,542         4,464          1,277
                                        -----------     ----------     ----------     ----------     ---------      ---------
         Total assets                    11,056,949     44,585,169      7,764,935     49,606,535     4,741,908      4,616,608
                                        -----------     ----------     ----------     ----------     ---------      ---------
               LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments
   and mortality and expense charges         10,614             --         10,164         10,542         4,464          1,277
Payable for investments purchased                --          7,624             --             --            --             --
                                        -----------     ----------     ----------     ----------     ---------      ---------
         Total liabilities                   10,614          7,624         10,164         10,542         4,464          1,277
                                        -----------     ----------     ----------     ----------     ---------      ---------
         Net assets applicable to
            policy owners               $11,046,335     44,577,545      7,754,771     49,595,993     4,737,444      4,615,331
                                        ===========     ==========     ==========     ==========     =========      =========
        POLICY OWNERS' EQUITY
         Total Policy Owners' equity
            (notes 6 and 7)             $11,046,335     44,577,545      7,754,771     49,595,993     4,737,444      4,615,331
                                        ===========     ==========     ==========     ==========     =========      =========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008

                                                                         SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------------
                                                                    ADVANTUS    ADVANTUS     ADVANTUS       ADVANTUS     ADVANTUS
                                         ADVANTUS      ADVANTUS      INDEX      MORTGAGE   INTERNATIONAL   INDEX 400   REAL ESTATE
                                           BOND         MONEY         500      SECURITIES       BOND        MID-CAP     SECURITIES
                                          CLASS 2       MARKET      CLASS 2      CLASS 2      CLASS 2       CLASS 2      CLASS 2
                                       ------------  -----------  -----------  ----------  -------------  -----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $         --      684,203           --          --           --             --           --
   Mortality and expense charges
      (note 3)                             (523,218)    (165,409)  (1,098,392)   (285,462)    (120,837)      (256,288)    (202,541)
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
      Investment income (loss) - net       (523,218)     518,794   (1,098,392)   (285,462)    (120,837)      (256,288)    (202,541)
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --           --           --          --           --             --           --
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                 7,838,413   21,099,585   15,050,948   7,905,009    2,588,623      3,459,030    3,854,005
      Cost of investments sold           (6,687,708) (21,099,585) (12,426,254) (6,554,174)  (1,808,238)    (2,241,664)  (2,052,690)
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
                                          1,150,705           --    2,624,694   1,350,835      780,385      1,217,366    1,801,315
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
      Net realized gains (losses) on
         investments                      1,150,705           --    2,624,694   1,350,835      780,385      1,217,366    1,801,315
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (16,150,714)          --  (99,209,633) (9,017,886)      66,424    (22,686,865) (17,903,956)
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
      Net gains (losses) on
         investments                    (15,000,009)          --  (96,584,939) (7,667,051)     846,809    (21,469,499) (16,102,641)
                                       ------------  -----------  -----------  ----------   ----------    -----------  -----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $(15,523,227)     518,794  (97,683,331) (7,952,513)     725,972    (21,725,787) (16,305,182)
                                       ============  ===========  ===========  ==========   ==========    ===========  ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                                              AMERICAN
                                         AIM V.I.      AIM V.I.    AIM V.I.    CENTURY     AMERICAN    AMERICAN   CREDIT SUISSE
                                           BASIC        CAPITAL      CORE      INCOME      CENTURY      CENTURY       GLOBAL
                                         BALANCED    APPRECIATION   EQUITY   AND GROWTH     ULTRA        VALUE      SMALL CAP
                                       ------------  ------------  --------  ----------  -----------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $  38,525             --     11,047      35,739           --     377,275       57,785
   Mortality and expense charges
      (note 3)                             (4,057)       (25,156)    (2,463)    (10,316)    (131,660)    (86,815)     (17,105)
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
      Investment income (loss) - net       34,468        (25,156)     8,584      25,423     (131,660)    290,460       40,680
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   --             --         --     247,072    4,153,569   2,140,344           --
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                 158,612        670,614    153,024   1,093,398    2,028,305   1,338,915    1,740,391
      Cost of investments sold           (185,930)      (574,192)  (144,437) (1,189,766)  (2,168,471) (2,094,226)  (1,760,631)
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
                                          (27,318)        96,422      8,587     (96,368)    (140,166)   (755,311)     (20,240)
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
      Net realized gains (losses) on
         investments                      (27,318)        96,422      8,587     150,704    4,013,403   1,385,033      (20,240)
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (377,127)    (2,752,454)  (207,636) (1,028,521) (17,673,734) (7,111,693)  (2,013,266)
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
      Net gains (losses) on
         investments                     (404,445)    (2,656,032)  (199,049)   (877,817) (13,660,331) (5,726,660)  (2,033,506)
                                        ---------     ----------   --------  ----------  -----------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $(369,977)    (2,681,188)  (190,465)   (852,394) (13,791,991) (5,436,200)  (1,992,826)
                                        =========     ==========   ========  ==========  ===========  ==========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------------------------
                                                                                   FRANKLIN    FRANKLIN                 TEMPLETON
                                                                                   LARGE CAP    MUTUAL      FRANKLIN    DEVELOPING
                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH      SHARES       SMALL       MARKETS
                                        CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES  SECURITIES    MID CAP     SECURITIES
                                       ------------  -------------  ------------  ----------  ----------  -----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $    621,940     1,740,628       137,147       45,552     (21,245)          --    1,009,489
   Mortality and expense charges
      (note 3)                             (413,054)     (346,649)     (278,944)     (18,226)    (85,260)    (100,417)    (189,036)
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
      Investment income (loss) - net        208,886     1,393,979      (141,797)      27,326    (106,505)    (100,417)     820,453
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund              2,568,387        70,292     9,541,212      234,234   1,251,018    2,557,219    7,566,830
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                20,975,544     3,771,632     8,138,305      852,523   4,093,155    2,022,666    4,300,468
      Cost of investments sold          (20,344,579)   (4,121,754)   (6,051,794)    (934,871) (4,014,492)  (1,831,439)  (2,232,300)
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
                                            630,965      (350,122)    2,086,511      (82,348)     78,663      191,227    2,068,168
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
      Net realized gains (losses) on
         investments                      3,199,352      (279,830)   11,627,723      151,886   1,329,681    2,748,446    9,634,998
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (45,610,590)  (38,002,264)  (37,957,063)  (1,690,526) (8,813,526) (13,096,174) (36,910,750)
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
      Net gains (losses) on
         investments                    (42,411,238)  (38,282,094)  (26,329,340)  (1,538,640) (7,483,845) (10,347,728) (27,275,752)
                                       ------------   -----------   -----------   ----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $(42,202,352)  (36,888,115)  (26,471,137)  (1,511,314) (7,590,350) (10,448,145) (26,455,299)
                                       ============   ===========   ===========   ==========  ==========  ===========  ===========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------
                                        TEMPLETON      JANUS       JANUS      JANUS ASPEN        MFS         MFS        MFS
                                      GLOBAL ASSET     ASPEN       ASPEN     INTERNATIONAL    INVESTORS    MID CAP      NEW
                                       ALLOCATION    BALANCED      FORTY         GROWTH     GROWTH STOCK   GROWTH    DISCOVERY
                                      ------------  ----------  -----------  -------------  ------------  --------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $ 1,389,962       56,942        4,736       784,078         6,728         --          --
   Mortality and expense charges
      (note 3)                            (67,588)     (10,993)    (230,297)     (360,911)      (13,616)    (4,373)    (43,617)
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
      Investment income (loss) - net    1,322,374       45,949     (225,561)      423,167        (6,888)    (4,373)    (43,617)
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund            1,738,855      148,915           --    11,325,579       112,280    142,978   1,819,085
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               3,630,322    1,061,820    5,714,249     8,084,200       201,948    643,961   1,641,689
      Cost of investments sold         (7,612,664)  (1,123,108)  (3,827,350)   (5,319,573)     (202,327)  (844,003) (1,943,253)
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
                                       (3,982,342)     (61,288)   1,886,899     2,764,627          (379)  (200,042)   (301,564)
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
      Net realized gains (losses) on
         investments                   (2,243,487)      87,627    1,886,899    14,090,206       111,901    (57,064)  1,517,521
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   (3,132,445)    (590,131) (26,381,671)  (64,343,484)   (1,415,425)  (457,124) (5,566,104)
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
      Net gains (losses) on
         investments                   (5,375,932)    (502,504) (24,494,772)  (50,253,278)   (1,303,524)  (514,188) (4,048,583)
                                      -----------   ----------  -----------   -----------    ----------   --------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                   $(4,053,558)    (456,555) (24,720,333)  (49,830,111)   (1,310,412)  (518,561) (4,092,200)
                                      ===========   ==========  ===========   ===========    ==========   ========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                               PUTNAM
                                                                                                 VT
                                                     OPPENHEIMER                OPPENHEIMER    GROWTH     PUTNAM VT      PUTNAM VT
                                           MFS         CAPITAL    OPPENHEIMER  INTERNATIONAL    AND     INTERNATIONAL       NEW
                                          VALUE     APPRECIATION  HIGH INCOME      GROWTH      INCOME       EQUITY     OPPORTUNITIES
                                      ------------  ------------  -----------  -------------  --------  ----------------------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $    221,517           --       656,210       90,605      13,807       134,500           --
   Mortality and expense charges
      (note 3)                            (112,850)     (26,736)      (47,995)     (60,042)     (3,038)      (32,384)      (1,363)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
      Investment income (loss) - net       108,667      (26,736)      608,215       30,563      10,769       102,116       (1,363)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund               905,833           --            --           --     118,723     1,033,369           --
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                1,458,590    2,140,977       639,558    2,783,691     374,372       994,726      179,451
      Cost of investments sold          (1,334,535)  (2,015,944)     (810,006)  (2,058,467)   (685,182)     (905,058)    (233,542)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
                                           124,055      125,033      (170,448)     725,224    (310,810)       89,668      (54,091)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
      Net realized gains (losses) on
         investments                     1,029,888      125,033      (170,448)     725,224    (192,087)    1,123,037      (54,091)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
   Net change in unrealized
      appreciation or depreciation
      of investments                   (10,323,433)  (3,136,247)  (10,478,754)  (7,200,527)   (103,791)   (4,806,839)     (67,227)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
      Net gains (losses) on
         investments                    (9,293,545)  (3,011,214)  (10,649,202)  (6,475,303)   (295,878)   (3,683,802)    (121,318)
                                      ------------   ----------   -----------   ----------    --------    ----------     --------
      Net increase (decrease) in net
         assets resulting from
         operations                   $ (9,184,878)  (3,037,950)  (10,040,987)  (6,444,740)   (285,109)   (3,581,686)    (122,681)
                                      ============   ==========   ===========   ==========    ========    ==========     ========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                       PUTNAM VT               IVY FUNDS                  IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS
                                          NEW      PUTNAM VT      VIP      IVY FUNDS VIP  INTERNATIONAL    SMALL CAP        VIP
                                         VALUE      VOYAGER     BALANCED       GROWTH         VALUE          GROWTH        VALUE
                                      -----------  ---------  -----------  -------------  -------------  -------------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $    50,798        --       146,270            --        914,622             --       155,183
   Mortality and expense charges
      (note 3)                            (13,596)   (2,409)     (694,760)     (940,752)      (900,287)      (417,753)     (315,765)
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
      Investment income (loss) - net       37,202    (2,409)     (548,490)     (940,752)        14,335       (417,753)     (160,582)
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund              618,739        --       102,084     1,944,790      3,633,334      1,317,342       486,088
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                 739,149   125,725    10,864,717    10,971,310      9,120,744      5,083,814     5,174,409
      Cost of investments sold         (1,144,788) (132,409)   (9,600,552)  (10,243,840)    (7,414,761)    (5,765,601)   (5,125,675)
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
                                         (405,639)   (6,684)    1,264,165       727,470      1,705,983       (681,787)       48,734
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
      Net realized gains (losses) on
         investments                      213,100    (6,684)    1,366,249     2,672,260      5,339,317        635,555       534,822
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   (1,844,756) (206,576)  (33,524,068)  (83,417,476)  (101,475,544)   (42,014,812)  (25,798,362)
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
      Net gains (losses) on
         investments                   (1,631,656) (213,260)  (32,157,819)  (80,745,216)   (96,136,227)   (41,379,257)  (25,263,540)
                                      -----------  --------   -----------   -----------   ------------    -----------   -----------
      Net increase (decrease) in net
         assets resulting from
         operations                   $(1,594,454) (215,669)  (32,706,309)  (81,685,968)   (96,121,892)   (41,797,010)  (25,424,122)
                                      ===========  ========   ===========   ===========   ============    ===========   ===========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------
                                      IVY FUNDS VIP  IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                        MICRO-CAP      SMALL CAP    IVY FUNDS VIP      ASSET      INTERNATIONAL    SCIENCE &
                                         GROWTH          VALUE       CORE EQUITY      STRATEGY       GROWTH       TECHNOLOGY
                                      -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $         --       108,107        18,661         268,767        16,902             --
   Mortality and expense charges
      (note 3)                              (81,349)     (287,007)      (53,189)       (236,571)      (32,113)       (29,968)
                                       ------------   -----------    ----------     -----------    ----------     ----------
      Investment income (loss) - net        (81,349)     (178,900)      (34,528)         32,196       (15,211)       (29,968)
                                       ------------   -----------    ----------     -----------    ----------     ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --     1,051,207       284,508       4,417,551       140,927        171,438
                                       ------------   -----------    ----------     -----------    ----------     ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                 1,834,479    13,484,087     1,517,836       6,190,940     1,154,905      1,391,447
      Cost of investments sold           (1,452,984)  (13,182,163)   (1,396,757)     (6,417,685)     (876,559)    (1,554,582)
                                       ------------   -----------    ----------     -----------    ----------     ----------
                                            381,495       301,924       121,079        (226,745)      278,346       (163,135)
                                       ------------   -----------    ----------     -----------    ----------     ----------
      Net realized gains (losses) on
         investments                        381,495     1,353,131       405,587       4,190,806       419,273          8,303
                                       ------------   -----------    ----------     -----------    ----------     ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    (10,550,307)  (18,392,772)   (4,731,474)    (22,319,128)   (3,834,742)    (2,436,422)
                                       ------------   -----------    ----------     -----------    ----------     ----------
      Net gains (losses) on
         investments                    (10,168,812)  (17,039,641)   (4,325,887)    (18,128,322)   (3,415,469)    (2,428,119)
                                       ------------   -----------    ----------     -----------    ----------     ----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $(10,250,161)  (17,218,541)   (4,360,415)    (18,096,126)   (3,430,680)    (2,458,087)
                                       ============   ===========    ==========     ===========    ==========     ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2008

                                                                     SEGREGATED SUB-ACCOUNTS
                                   --------------------------------------------------------------------------------------------
                                                                ADVANTUS     ADVANTUS      ADVANTUS      ADVANTUS     ADVANTUS
                                     ADVANTUS      ADVANTUS       INDEX      MORTGAGE   INTERNATIONAL   INDEX 400   REAL ESTATE
                                       BOND          MONEY         500      SECURITIES       BOND        MID-CAP    SECURITIES
                                     CLASS 2        MARKET       CLASS 2      CLASS 2      CLASS 2       CLASS 2      CLASS 2
                                   ------------  -----------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net  $   (523,218)     518,794   (1,098,392)    (285,462)    (120,837)      (256,288)    (202,541)
   Net realized gains (losses) on
      investments                     1,150,705           --    2,624,694    1,350,835      780,385      1,217,366    1,801,315
   Net change in unrealized
      appreciation or
      depreciation of investments   (16,150,714)          --  (99,209,633)  (9,017,886)      66,424    (22,686,865) (17,903,956)
                                   ------------  -----------  -----------  -----------   ----------    -----------  -----------
Net increase (decrease) in net
   assets resulting
   from operations                  (15,523,227)     518,794  (97,683,331)  (7,952,513)     725,972    (21,725,787) (16,305,182)
                                   ------------  -----------  -----------  -----------   ----------    -----------  -----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           9,722,807   18,341,552   12,821,116    1,688,223    7,291,530      7,430,439    5,033,060
   Policy terminations,
      withdrawal payments and
      charges                        (7,623,890) (21,019,437) (14,360,332)  (7,711,768)  (2,548,088)    (3,364,361)  (3,772,319)
                                   ------------  -----------  -----------  -----------   ----------    -----------  -----------
Increase (decrease) in net assets
   from Policy transactions           2,098,917   (2,677,885)  (1,539,216)  (6,023,545)   4,743,442      4,066,078    1,260,741
                                   ------------  -----------  -----------  -----------   ----------    -----------  -----------
Increase (decrease) in net assets   (13,424,310)  (2,159,091) (99,222,547) (13,976,058)   5,469,414    (17,659,709) (15,044,441)
Net assets at the beginning
   of year                          108,203,974   34,966,066  265,942,080   63,252,960   19,465,936     57,356,157   44,140,450
                                   ------------  -----------  -----------  -----------   ----------    -----------  -----------
Net assets at the end of year      $ 94,779,664   32,806,975  166,719,533   49,276,902   24,935,350     39,696,448   29,096,009
                                   ============  ===========  ===========  ===========   ==========    ===========  ===========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                   --------------------------------------------------------------------------------------
                                                                        AMERICAN
                                    AIM V.I.    AIM V.I.     AIM V.I.    CENTURY     AMERICAN    AMERICAN   CREDIT SUISSE
                                      BASIC      CAPITAL       CORE      INCOME      CENTURY      CENTURY      GLOBAL
                                    BALANCED  APPRECIATION    EQUITY   AND GROWTH     ULTRA        VALUE      SMALL CAP
                                   ---------  -----------------------  ----------  -----------  ----------  -------------
Operations:
   Investment income (loss) - net  $  34,468      (25,156)     8,584       25,423     (131,660)    290,460       40,680
   Net realized gains (losses) on
      investments                    (27,318)      96,422      8,587      150,704    4,013,403   1,385,033      (20,240)
   Net change in unrealized
      appreciation or
      depreciation of investments   (377,127)  (2,752,454)  (207,636)  (1,028,521) (17,673,734) (7,111,693)  (2,013,266)
                                   ---------   ----------   --------   ----------  -----------  ----------   ----------
Net increase (decrease) in net
   assets resulting
   from operations                  (369,977)  (2,681,188)  (190,465)    (852,394) (13,791,991) (5,436,200)  (1,992,826)
                                   ---------   ----------   --------   ----------  -----------  ----------   ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments          206,766      915,023    258,746    1,030,407    3,719,130   4,243,098    1,029,311
   Policy terminations,
      withdrawal payments and
      charges                       (157,102)    (661,122)  (152,075)  (1,088,385)  (1,978,580) (1,317,968)  (1,734,619)
                                   ---------   ----------   --------   ----------  -----------  ----------   ----------
Increase (decrease) in net assets
   from Policy transactions           49,664      253,901    106,671      (57,978)   1,740,550   2,925,130     (705,308)
                                   ---------   ----------   --------   ----------  -----------  ----------   ----------
Increase (decrease) in net assets   (320,313)  (2,427,287)   (83,794)    (910,372) (12,051,441) (2,511,070)  (2,698,134)
Net assets at the beginning
   of year                           922,708    6,185,840    528,323    2,484,339   32,145,200  17,810,209    4,946,201
                                   ---------   ----------   --------   ----------  -----------  ----------   ----------
Net assets at the end of year      $ 602,395    3,758,553    444,529    1,573,967   20,093,759  15,299,139    2,248,067
                                   =========   ==========   ========   ==========  ===========  ==========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                                               FRANKLIN                                  TEMPLETON
                                                                               LARGE CAP    FRANKLIN                    DEVELOPING
                                   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP     GROWTH   MUTUAL SHARES     FRANKLIN      MARKETS
                                    CONTRAFUND   EQUITY-INCOME    MID-CAP     SECURITIES   SECURITIES    SMALL MID CAP  SECURITIES
                                   ------------  -------------  ------------  ----------  -------------  -------------  -----------
Operations:
   Investment income (loss) - net  $    208,886     1,393,979      (141,797)      27,326      (106,505)      (100,417)      820,453
   Net realized gains (losses) on
      investments                     3,199,352      (279,830)   11,627,723      151,886     1,329,681      2,748,446     9,634,998
   Net change in unrealized
      appreciation or
      depreciation of investments   (45,610,590)  (38,002,264)  (37,957,063)  (1,690,526)   (8,813,526)   (13,096,174)  (36,910,750)
                                   ------------   -----------   -----------   ----------   -----------    -----------   -----------
Net increase (decrease) in net
   assets resulting
   from operations                  (42,202,352)  (36,888,115)  (26,471,137)  (1,511,314)   (7,590,350)   (10,448,145)  (26,455,299)
                                   ------------   -----------   -----------   ----------   -----------    -----------   -----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           8,526,156    11,105,249     5,193,371      715,825     2,418,266      3,472,690     3,436,532
   Policy terminations,
      withdrawal payments and
      charges                       (20,754,083)   (3,661,710)   (7,986,394)    (845,085)   (4,053,891)    (1,977,369)   (4,204,832)
                                   ------------   -----------   -----------   ----------   -----------    -----------   -----------
Increase (decrease) in net assets
   from Policy transactions         (12,227,927)    7,443,539    (2,793,023)    (129,260)   (1,635,625)     1,495,321      (768,300)
                                   ------------   -----------   -----------   ----------   -----------    -----------   -----------
Increase (decrease) in net assets   (54,430,279)  (29,444,576)  (29,264,160)  (1,640,574)   (9,225,975)    (8,952,824)  (27,223,599)
Net assets at the beginning
   of year                          109,069,484    81,664,787    68,590,134    4,351,547    21,351,485     23,223,275    51,146,584
                                   ------------   -----------   -----------   ----------   -----------    -----------   -----------
Net assets at the end of year      $ 54,639,205    52,220,211    39,325,974    2,710,973    12,125,510     14,270,451    23,922,985
                                   ============   ===========   ===========   ==========   ===========    ===========   ===========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                   -----------------------------------------------------------------------------------------
                                     TEMPLETON      JANUS       JANUS      JANUS ASPEN        MFS         MFS         MFS
                                   GLOBAL ASSET     ASPEN       ASPEN     INTERNATIONAL    INVESTORS    MID CAP       NEW
                                    ALLOCATION    BALANCED      FORTY         GROWTH     GROWTH STOCK    GROWTH    DISCOVERY
                                   ------------  ----------  -----------  -------------  ------------  ---------  ----------
Operations:
   Investment income (loss) - net  $ 1,322,374       45,949     (225,561)      423,167        (6,888)     (4,373)    (43,617)
   Net realized gains (losses) on
      investments                   (2,243,487)      87,627    1,886,899    14,090,206       111,901     (57,064)  1,517,521
   Net change in unrealized
      appreciation or
      depreciation of investments   (3,132,445)    (590,131) (26,381,671)  (64,343,484)   (1,415,425)   (457,124) (5,566,104)
                                   -----------   ----------  -----------   -----------    ----------   ---------  ----------
Net increase (decrease) in net
   assets resulting
   from operations                  (4,053,558)    (456,555) (24,720,333)  (49,830,111)   (1,310,412)   (518,561) (4,092,200)
                                   -----------   ----------  -----------   -----------    ----------   ---------  ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments          3,042,785    2,117,243    8,599,204    17,586,815     2,636,157     527,113   1,369,211
   Policy terminations,
      withdrawal payments and
      charges                       (3,597,198)  (1,058,124)  (5,633,545)   (7,979,181)     (200,508)   (642,246) (1,620,019)
                                   -----------   ----------  -----------   -----------    ----------   ---------  ----------
Increase (decrease) in net assets
   from Policy transactions           (554,413)   1,059,119    2,965,659     9,607,634     2,435,649    (115,133)   (250,808)
                                   -----------   ----------  -----------   -----------    ----------   ---------  ----------
Increase (decrease) in net assets   (4,607,971)     602,564  (21,754,674)  (40,222,477)    1,125,237    (633,694) (4,343,008)
Net assets at the beginning
   of year                          14,762,105    1,675,018   52,951,802    86,468,506     2,084,395   1,076,880  10,521,889
                                   -----------   ----------  -----------   -----------    ----------   ---------  ----------
Net assets at the end of year      $10,154,134    2,277,582   31,197,128    46,246,029     3,209,632     443,186   6,178,881
                                   ===========   ==========  ===========   ===========    ==========   =========  ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                  OPPENHEIMER                OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT
                                        MFS         CAPITAL    OPPENHEIMER  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW
                                       VALUE     APPRECIATION  HIGH INCOME     GROWTH        INCOME       EQUITY      OPPORTUNITIES
                                   ------------  ------------  -----------  -------------  ----------  -------------  -------------
Operations:
   Investment income (loss) - net  $    108,667      (26,736)      608,215       30,563       10,769       102,116        (1,363)
   Net realized gains (losses) on
      investments                     1,029,888      125,033      (170,448)     725,224     (192,087)    1,123,037       (54,091)
   Net change in unrealized
      appreciation or
      depreciation of investments   (10,323,433)  (3,136,247)  (10,478,754)  (7,200,527)    (103,791)   (4,806,839)      (67,227)
                                   ------------   ----------   -----------   ----------     --------    ----------      --------
Net increase (decrease) in net
   assets resulting
   from operations                   (9,184,878)  (3,037,950)  (10,040,987)  (6,444,740)    (285,109)   (3,581,686)     (122,681)
                                   ------------   ----------   -----------   ----------     --------    ----------      --------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments          11,861,104    1,569,322     3,450,875    1,648,854      260,561     1,471,814       128,389
   Policy terminations,
      withdrawal payments and
      charges                        (1,437,770)  (2,128,190)     (623,795)  (2,753,582)    (373,135)     (983,246)     (178,783)
                                   ------------   ----------   -----------   ----------     --------    ----------      --------
Increase (decrease) in net assets
   from Policy transactions          10,423,334     (558,868)    2,827,080   (1,104,728)    (112,574)      488,568       (50,394)
                                   ------------   ----------   -----------   ----------     --------    ----------      --------
Increase (decrease) in net assets     1,238,456   (3,596,818)   (7,213,907)  (7,549,468)    (397,683)   (3,093,118)     (173,075)
Net assets at the beginning
   of year                           21,638,011    7,287,086    11,339,685   15,824,313      821,909     7,920,620       347,534
                                   ------------   ----------   -----------   ----------     --------    ----------      --------
Net assets at the end of year      $ 22,876,467    3,690,268     4,125,778    8,274,845      424,226     4,827,502       174,459
                                   ============   ==========   ===========   ==========     ========    ==========      ========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                   -------------------------------------------------------------------------------------------------
                                    PUTNAM VT                                            IVY FUNDS VIP  IVY FUNDS VIP
                                       NEW      PUTNAM VT  IVY FUNDS VIP  IVY FUNDS VIP  INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                      VALUE      VOYAGER     BALANCED        GROWTH          VALUE         GROWTH          VALUE
                                   -----------  ---------  -------------  -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net  $    37,202    (2,409)      (548,490)      (940,752)        14,335       (417,753)      (160,582)
   Net realized gains (losses) on
      investments                      213,100    (6,684)     1,366,249      2,672,260      5,339,317        635,555        534,822
   Net change in unrealized
      appreciation or
      depreciation of investments   (1,844,756) (206,576)   (33,524,068)   (83,417,476)  (101,475,544)   (42,014,812)   (25,798,362)
                                   -----------  --------    -----------    -----------   ------------    -----------    -----------
Net increase (decrease) in net
   assets resulting
   from operations                  (1,594,454) (215,669)   (32,706,309)   (81,685,968)   (96,121,892)   (41,797,010)   (25,424,122)
                                   -----------  --------    -----------    -----------   ------------    -----------    -----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            484,213    67,494      3,373,127      7,186,398      7,486,232      2,942,852      1,766,177
   Policy terminations,
      withdrawal payments and
      charges                         (733,891) (124,626)   (10,357,814)   (10,372,220)    (8,586,712)    (4,842,357)    (4,969,825)
                                   -----------  --------    -----------    -----------   ------------    -----------    -----------
Increase (decrease) in net assets
   from Policy transactions           (249,678)  (57,132)    (6,984,687)    (3,185,822)    (1,100,480)    (1,899,505)    (3,203,648)
                                   -----------  --------    -----------    -----------   ------------    -----------    -----------
Increase (decrease) in net assets   (1,844,132) (272,801)   (39,690,996)   (84,871,790)   (97,222,372)   (43,696,515)   (28,627,770)
Net assets at the beginning
   of year                           3,743,102   642,777    156,986,403    224,795,488    227,622,220    107,389,245     76,683,379
                                   -----------  --------    -----------    -----------   ------------    -----------    -----------
Net assets at the end of year      $ 1,898,970   369,976    117,295,407    139,923,698    130,399,848     63,692,730     48,055,609
                                   ===========  ========    ===========    ===========   ============    ===========    ===========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------
                                   IVY FUNDS VIP  IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                     MICRO-CAP      SMALL CAP    IVY FUNDS VIP      ASSET      INTERNATIONAL    SCIENCE &
                                      GROWTH          VALUE       CORE EQUITY     STRATEGY         GROWTH      TECHNOLOGY
                                   -------------  -------------  -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net  $    (81,349)      (178,900)      (34,528)         32,196       (15,211)       (29,968)
   Net realized gains (losses) on
      investments                       381,495      1,353,131       405,587       4,190,806       419,273          8,303
   Net change in unrealized
      appreciation or
      depreciation of investments   (10,550,307)   (18,392,772)   (4,731,474)    (22,319,128)   (3,834,742)    (2,436,422)
                                   ------------    -----------    ----------     -----------    ----------     ----------
Net increase (decrease) in net
   assets resulting
   from operations                  (10,250,161)   (17,218,541)   (4,360,415)    (18,096,126)   (3,430,680)    (2,458,087)
                                   ------------    -----------    ----------     -----------    ----------     ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           1,290,307      7,304,814       767,950      41,757,424     1,523,088      1,699,623
   Policy terminations,
      withdrawal payments and
      charges                        (1,793,395)   (13,374,036)   (1,489,951)     (6,136,823)   (1,140,602)    (1,380,707)
                                   ------------    -----------    ----------     -----------    ----------     ----------
Increase (decrease) in net assets
   from Policy transactions            (503,088)    (6,069,222)     (722,001)     35,620,601       382,486        318,916
                                   ------------    -----------    ----------     -----------    ----------     ----------
Increase (decrease) in net assets   (10,753,249)   (23,287,763)   (5,082,416)     17,524,475    (3,048,194)    (2,139,171)
Net assets at the beginning
   of year                           21,799,584     67,865,308    12,837,187      32,071,518     7,785,638      6,754,502
                                   ------------    -----------    ----------     -----------    ----------     ----------
Net assets at the end of year      $ 11,046,335     44,577,545     7,754,771      49,595,993     4,737,444      4,615,331
                                   ============    ===========    ==========     ===========    ==========     ==========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2007

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------------
                                                                                 ADVANTUS     ADVANTUS    ADVANTUS
                                                                   ADVANTUS       MONEY        INDEX      MORTGAGE
                                                                     BOND         MARKET        500      SECURITIES
                                                                 ------------  -----------  -----------  ----------
Operations:
   Investment income (loss) - net                                $   (511,819)   1,469,113   (1,365,369)   (314,373)
   Net realized gains (losses) on investments                       1,006,786           --    9,180,474     870,879
   Net change in unrealized appreciation or depreciation
      of investments                                                1,274,034           --    4,298,083   1,096,864
                                                                 ------------  -----------  -----------  ----------
Net increase (decrease) in net assets resulting from operations     1,769,001    1,469,113   12,113,188   1,653,370
                                                                 ------------  -----------  -----------  ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        16,156,802   15,628,820   11,028,684   4,283,059
   Policy terminations, withdrawal payments and charges            (4,783,954) (18,712,227) (29,274,971) (4,187,247)
                                                                 ------------  -----------  -----------  ----------
Increase (decrease) in net assets from Policy transactions         11,372,848   (3,083,407) (18,246,287)     95,812
                                                                 ------------  -----------  -----------  ----------
Increase (decrease) in net assets                                  13,141,849   (1,614,294)  (6,133,099)  1,749,182
Net assets at the beginning of year                                95,062,125   36,580,360  272,075,179  61,503,778
                                                                 ------------  -----------  -----------  ----------
Net assets at the end of year                                    $108,203,974   34,966,066  265,942,080  63,252,960
                                                                 ============  ===========  ===========  ==========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------
                                                                   ADVANTUS      ADVANTUS     ADVANTUS
                                                                 INTERNATIONAL   INDEX 400  REAL ESTATE
                                                                     BOND         MID-CAP    SECURITIES
                                                                 -------------  ----------  -----------
Operations:
   Investment income (loss) - net                                    (80,211)     (279,546)    (259,800)
   Net realized gains (losses) on investments                        179,880     1,120,698    3,670,995
   Net change in unrealized appreciation or depreciation
      of investments                                               1,343,316     2,488,431  (12,189,982)
                                                                  ----------    ----------  -----------
Net increase (decrease) in net assets resulting from operations    1,442,985     3,329,583   (8,778,787)
                                                                  ----------    ----------  -----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        5,320,074     8,192,087    7,206,848
   Policy terminations, withdrawal payments and charges             (711,368)   (2,531,431)  (6,201,378)
                                                                  ----------    ----------  -----------
Increase (decrease) in net assets from Policy transactions         4,608,706     5,660,656    1,005,470
                                                                  ----------    ----------  -----------
Increase (decrease) in net assets                                  6,051,691     8,990,239   (7,773,317)
Net assets at the beginning of year                               13,414,245    48,365,918   51,913,767
                                                                  ----------    ----------  -----------
Net assets at the end of year                                     19,465,936    57,356,157   44,140,450
                                                                  ==========    ==========  ===========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------------
                                                                                                     AMERICAN
                                                                  AIM V.I.     AIM V.I.   AIM V.I.   CENTURY
                                                                   BASIC       CAPITAL      CORE      INCOME
                                                                  BALANCED  APPRECIATION   EQUITY   AND GROWTH
                                                                 ---------  ------------  --------  ----------
Operations:
   Investment income (loss) - net                                $  21,933      (27,495)     2,021      24,866
   Net realized gains (losses) on investments                       21,120      133,056     63,549     134,847
   Net change in unrealized appreciation or depreciation
      of investments                                               (31,846)     435,732    (21,594)   (186,121)
                                                                 ---------    ---------   --------   ---------
Net increase (decrease) in net assets resulting from operations     11,207      541,293     43,976     (26,408)
                                                                 ---------    ---------   --------   ---------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        182,780    1,958,826    219,040     912,277
   Policy terminations, withdrawal payments and charges           (112,477)    (510,144)  (255,157)   (627,615)
                                                                 ---------    ---------   --------   ---------
Increase (decrease) in net assets from Policy transactions          70,303    1,448,682    (36,117)    284,662
                                                                 ---------    ---------   --------   ---------
Increase (decrease) in net assets                                   81,510    1,989,975      7,859     258,254
Net assets at the beginning of year                                841,198    4,195,865    520,464   2,226,085
                                                                 ---------    ---------   --------   ---------
Net assets at the end of year                                    $ 922,708    6,185,840    528,323   2,484,339
                                                                 =========    =========   ========   =========

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------
                                                                  AMERICAN    AMERICAN   CREDIT SUISSE
                                                                   CENTURY     CENTURY       GLOBAL
                                                                    ULTRA       VALUE      SMALL CAP
                                                                 ----------  ----------  -------------
Operations:
   Investment income (loss) - net                                  (144,363)    139,831      (25,421)
   Net realized gains (losses) on investments                       402,366   1,232,656      294,268
   Net change in unrealized appreciation or depreciation
      of investments                                              5,138,590  (2,529,462)    (522,932)
                                                                 ----------  ----------    ---------
Net increase (decrease) in net assets resulting from operations   5,396,593  (1,156,975)    (254,085)
                                                                 ----------  ----------    ---------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                       4,508,367   5,799,004    1,384,043
   Policy terminations, withdrawal payments and charges          (2,723,735) (1,503,865)    (746,469)
                                                                 ----------  ----------    ---------
Increase (decrease) in net assets from Policy transactions        1,784,632   4,295,139      637,574
                                                                 ----------  ----------    ---------
Increase (decrease) in net assets                                 7,181,225   3,138,164      383,489
Net assets at the beginning of year                              24,963,975  14,672,045    4,562,712
                                                                 ----------  ----------    ---------
Net assets at the end of year                                    32,145,200  17,810,209    4,946,201
                                                                 ==========  ==========    =========

See accompanying notes to financial statements.

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                 -----------------------------------------------------
                                                                                                             FRANKLIN
                                                                                                             LARGE CAP
                                                                 FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH
                                                                  CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES
                                                                 ------------  -------------  ------------  ----------
Operations:
   Investment income (loss) - net                                $    284,147       997,548        62,346       11,280
   Net realized gains (losses) on investments                      28,397,761     7,607,962     7,167,463      345,465
   Net change in unrealized appreciation or depreciation
      of investments                                              (13,913,308)   (8,364,641)    1,313,692      (98,697)
                                                                 ------------    ----------    ----------   ----------
Net increase (decrease) in net assets resulting from operations    14,768,600       240,869     8,543,501      258,048
                                                                 ------------    ----------    ----------   ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        16,922,032    13,946,101     7,026,955    2,013,370
   Policy terminations, withdrawal payments and charges            (5,243,798)   (3,065,976)   (3,845,616)  (1,820,353)
                                                                 ------------    ----------    ----------   ----------
Increase (decrease) in net assets from Policy transactions         11,678,234    10,880,125     3,181,339      193,017
                                                                 ------------    ----------    ----------   ----------
Increase (decrease) in net assets                                  26,446,834    11,120,994    11,724,840      451,065
Net assets at the beginning of year                                82,622,650    70,543,793    56,865,294    3,900,482
                                                                 ------------    ----------    ----------   ----------
Net assets at the end of year                                    $109,069,484    81,664,787    68,590,134    4,351,547
                                                                 ============    ==========    ==========   ==========

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------
                                                                                                TEMPLETON
                                                                    FRANKLIN                    DEVELOPING
                                                                 MUTUAL SHARES     FRANKLIN      MARKETS
                                                                   SECURITIES   SMALL MID CAP   SECURITIES
                                                                 -------------  -------------  ----------
Operations:
   Investment income (loss) - net                                     197,342       (115,932)     757,592
   Net realized gains (losses) on investments                       1,388,982      2,506,638    6,016,979
   Net change in unrealized appreciation or depreciation
      of investments                                               (1,042,921)      (156,849)   4,120,265
                                                                   ----------     ----------   ----------
Net increase (decrease) in net assets resulting from operations       543,403      2,233,857   10,894,836
                                                                   ----------     ----------   ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                         4,254,460      2,522,360    6,630,826
   Policy terminations, withdrawal payments and charges            (2,211,470)    (2,378,989)  (4,255,744)
                                                                   ----------     ----------   ----------
Increase (decrease) in net assets from Policy transactions          2,042,990        143,371    2,375,082
                                                                   ----------     ----------   ----------
Increase (decrease) in net assets                                   2,586,393      2,377,228   13,269,918
Net assets at the beginning of year                                18,765,092     20,846,047   37,876,666
                                                                   ----------     ----------   ----------
Net assets at the end of year                                      21,351,485     23,223,275   51,146,584
                                                                   ==========     ==========   ==========

See accompanying notes to financial statements.

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                 ---------------------------------------------------
                                                                   TEMPLETON     JANUS       JANUS     JANUS ASPEN
                                                                 GLOBAL ASSET    ASPEN       ASPEN    INTERNATIONAL
                                                                  ALLOCATION    BALANCED     FORTY        GROWTH
                                                                 ------------  ---------  ----------  -------------
Operations:
   Investment income (loss) - net                                $ 2,390,695      25,515    (140,260)     (37,354)
   Net realized gains (losses) on investments                      3,165,662      75,235   1,670,598    3,221,676
   Net change in unrealized appreciation or depreciation
      of investments                                              (4,302,253)     21,714  12,205,321   14,647,992
                                                                 -----------   ---------  ----------   ----------
Net increase (decrease) in net assets resulting from operations    1,254,104     122,464  13,735,659   17,832,314
                                                                 -----------   ---------  ----------   ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        1,947,546     808,899   6,192,604   11,948,768
   Policy terminations, withdrawal payments and charges           (1,520,657)   (516,969) (4,810,942)  (5,516,350)
                                                                 -----------   ---------  ----------   ----------
Increase (decrease) in net assets from Policy transactions           426,889     291,930   1,381,662    6,432,418
                                                                 -----------   ---------  ----------   ----------
Increase (decrease) in net assets                                  1,680,993     414,394  15,117,321   24,264,732
Net assets at the beginning of year                               13,081,112   1,260,624  37,834,481   62,203,774
                                                                 -----------   ---------  ----------   ----------
Net assets at the end of year                                    $14,762,105   1,675,018  52,951,802   86,468,506
                                                                 ===========   =========  ==========   ==========

                                                                        SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------------
                                                                     MFS           MFS        MFS
                                                                   INVESTORS     MID CAP      NEW
                                                                 GROWTH STOCK    GROWTH    DISCOVERY
                                                                 ------------  ----------  ----------
Operations:
   Investment income (loss) - net                                     (5,032)     (5,383)     (55,753)
   Net realized gains (losses) on investments                         44,370      72,248    1,011,149
   Net change in unrealized appreciation or depreciation
      of investments                                                  58,983      13,715     (776,856)
                                                                   ---------   ---------   ----------
Net increase (decrease) in net assets resulting from operations       98,321      80,580      178,540
                                                                   ---------   ---------   ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        1,323,607     433,355    1,593,642
   Policy terminations, withdrawal payments and charges             (222,216)   (300,608)  (1,381,546)
                                                                   ---------   ---------   ----------
Increase (decrease) in net assets from Policy transactions         1,101,391     132,747      212,096
                                                                   ---------   ---------   ----------
Increase (decrease) in net assets                                  1,199,712     213,327      390,636
Net assets at the beginning of year                                  884,683     863,553   10,131,253
                                                                   ---------   ---------   ----------
Net assets at the end of year                                      2,084,395   1,076,880   10,521,889
                                                                   =========   =========   ==========

See accompanying notes to financial statements.

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------
                                                                                OPPENHEIMER                 OPPENHEIMER
                                                                     MFS          CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                                    VALUE      APPRECIATION   HIGH INCOME      GROWTH
                                                                 ------------  ------------  ------------  -------------
Operations:
   Investment income (loss) - net                                $    51,797       (31,832)      611,305         13,319
   Net realized gains (losses) on investments                        795,320       184,932       (20,305)     1,137,132
   Net change in unrealized appreciation or depreciation
      of investments                                                 245,354       615,933      (752,520)       369,533
                                                                 -----------     ---------    ----------     ----------
Net increase (decrease) in net assets resulting from operations    1,092,471       769,033      (161,520)     1,519,984
                                                                 -----------     ---------    ----------     ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        6,993,541     2,129,463     3,367,699      6,430,156
   Policy terminations, withdrawal payments and charges           (1,764,171)     (761,450)     (511,860)    (2,423,535)
                                                                 -----------     ---------    ----------     ----------
Increase (decrease) in net assets from Policy transactions         5,229,370     1,368,013     2,855,839      4,006,621
                                                                 -----------     ---------    ----------     ----------
Increase (decrease) in net assets                                  6,321,841     2,137,046     2,694,319      5,526,605
Net assets at the beginning of year                               15,316,170     5,150,040     8,645,366     10,297,708
                                                                 -----------     ---------    ----------     ----------
Net assets at the end of year                                    $21,638,011     7,287,086    11,339,685     15,824,313
                                                                 ===========     =========    ==========     ==========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------
                                                                  PUTNAM VT    PUTNAM VT      PUTNAM VT
                                                                 GROWTH AND  INTERNATIONAL       NEW
                                                                   INCOME        EQUITY     OPPORTUNITIES
                                                                 ----------  -------------  -------------
Operations:
   Investment income (loss) - net                                    7,142       173,015         (1,334)
   Net realized gains (losses) on investments                      144,513     1,204,787         28,234
   Net change in unrealized appreciation or depreciation
      of investments                                              (213,778)     (825,838)       (13,216)
                                                                  --------     ---------       --------
Net increase (decrease) in net assets resulting from operations    (62,123)      551,964         13,684
                                                                  --------     ---------       --------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        280,490     1,253,149        189,794
   Policy terminations, withdrawal payments and charges           (225,836)     (889,200)      (162,910)
                                                                  --------     ---------       --------
Increase (decrease) in net assets from Policy transactions          54,654       363,949         26,884
                                                                  --------     ---------       --------
Increase (decrease) in net assets                                   (7,469)      915,913         40,568
Net assets at the beginning of year                                829,378     7,004,707        306,966
                                                                  --------     ---------       --------
Net assets at the end of year                                      821,909     7,920,620        347,534
                                                                  ========     =========       ========

See accompanying notes to financial statements.

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------------------
                                                                   PUTNAM VT
                                                                     NEW         PUTNAM VT   WADDELL & REED  WADDELL & REED
                                                                    VALUE         VOYAGER       BALANCED         GROWTH
                                                                 ------------  ------------  --------------  --------------
Operations:
   Investment income (loss) - net                                 $   30,355       (3,269)       1,327,630     (1,010,676)
   Net realized gains (losses) on investments                        597,647        7,548        2,866,528      7,166,165
   Net change in unrealized appreciation or depreciation
      of investments                                                (757,780)      27,096       14,799,661     39,623,340
                                                                  -----------    --------      -----------    -----------
Net increase (decrease) in net assets resulting from operations     (129,778)      31,375       18,993,819     45,778,829
                                                                  -----------    --------      -----------    -----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                          926,751      107,894        2,735,631      6,131,795
   Policy terminations, withdrawal payments and charges           (1,793,304)    (106,475)     (16,874,763)   (12,403,438)
                                                                  ----------     --------      -----------    -----------
Increase (decrease) in net assets from Policy transactions          (866,553)       1,419      (14,139,132)    (6,271,643)
                                                                  ----------     --------      -----------    -----------
Increase (decrease) in net assets                                   (996,331)      32,794        4,854,687     39,507,186
Net assets at the beginning of year                                4,739,433      609,983      152,131,716    185,288,302
                                                                  ----------     --------      -----------    -----------
Net assets at the end of year                                     $3,743,102      642,777      156,986,403    224,795,488
                                                                  ===========    ========      ===========    ===========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                 INTERNATIONAL     SMALL CAP     WADDELL & REED
                                                                     VALUE           GROWTH           VALUE
                                                                 --------------  --------------  --------------
Operations:
   Investment income (loss) - net                                   2,460,493        (524,794)        347,743
   Net realized gains (losses) on investments                      24,879,905      11,319,786       6,684,304
   Net change in unrealized appreciation or depreciation
      of investments                                               (7,653,507)      1,839,611      (5,760,049)
                                                                  -----------     -----------      ----------
Net increase (decrease) in net assets resulting from operations    19,686,891      12,634,603       1,271,998
                                                                  -----------     -----------      ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                         5,548,817       3,160,222       2,279,139
   Policy terminations, withdrawal payments and charges           (10,650,960)     (7,592,753)     (7,004,767)
                                                                  -----------     -----------      ----------
Increase (decrease) in net assets from Policy transactions         (5,102,143)     (4,432,531)     (4,725,628)
                                                                  -----------     -----------      ----------
Increase (decrease) in net assets                                  14,584,748       8,202,072      (3,453,630)
Net assets at the beginning of year                               213,037,472      99,187,173      80,137,009
                                                                  -----------     -----------      ----------
Net assets at the end of year                                     227,622,220     107,389,245      76,683,379
                                                                  ===========     ===========      ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                    MICRO-CAP       SMALL CAP    WADDELL & REED
                                                                     GROWTH           VALUE        CORE EQUITY
                                                                 --------------  --------------  --------------
Operations:
   Investment income (loss) - net                                  $  (111,159)      (337,362)         13,145
   Net realized gains (losses) on investments                          897,853      3,711,515       1,780,462
   Net change in unrealized appreciation or depreciation
      of investments                                                   517,954     (6,777,335)       (205,863)
                                                                   -----------     ----------      ----------
Net increase (decrease) in net assets resulting from operations      1,304,648     (3,403,182)      1,587,744
                                                                   -----------     ----------      ----------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                          1,104,009      9,738,275         963,900
   Policy terminations, withdrawal payments and charges             (2,364,567)    (1,881,084)     (2,526,817)
                                                                   -----------     ----------      ----------
Increase (decrease) in net assets from Policy transactions          (1,260,558)     7,857,191      (1,562,917)
                                                                   -----------     ----------      ----------
Increase (decrease) in net assets                                       44,090      4,454,009          24,827
Net assets at the beginning of year                                 21,755,494     63,411,299      12,812,360
                                                                   -----------     ----------      ----------
Net assets at the end of year                                      $21,799,584     67,865,308      12,837,187
                                                                   ===========     ==========      ==========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED  WADDELL & REED
                                                                      ASSET       INTERNATIONAL     SCIENCE &
                                                                    STRATEGY         GROWTH        TECHNOLOGY
                                                                 --------------  --------------  --------------
Operations:
   Investment income (loss) - net                                      70,468          10,161         (26,389)
   Net realized gains (losses) on investments                       1,687,398         529,928       1,452,918
   Net change in unrealized appreciation or depreciation
      of investments                                                6,372,039         614,913        (363,715)
                                                                   ----------       ---------       ---------
Net increase (decrease) in net assets resulting from operations     8,129,905       1,155,002       1,062,814
                                                                   ----------       ---------       ---------
Policy transactions (notes 2, 3 and 5):
   Policy purchase payments                                        12,701,178       2,573,938       2,478,664
   Policy terminations, withdrawal payments and charges            (1,736,564)       (993,331)       (725,417)
                                                                   ----------       ---------       ---------
Increase (decrease) in net assets from Policy transactions         10,964,614       1,580,607       1,753,247
                                                                   ----------       ---------       ---------
Increase (decrease) in net assets                                  19,094,519       2,735,609       2,816,061
Net assets at the beginning of year                                12,976,999       5,050,029       3,938,441
                                                                   ----------       ---------       ---------
Net assets at the end of year                                      32,071,518       7,785,638       6,754,502
                                                                   ==========       =========       =========

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

(1)  ORGANIZATION

The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of forty-eight segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable Life policy owners allocate their purchase payments to one or more of the forty-eight segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Funds, Inc., Putnam Variable Trust, and Ivy Funds VIP, Inc., (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying
Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios and other non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

INVESTMENTS

During the year ended December 31, 2008 and 2007, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                      RECEIVING PORTFOLIO                  DATE MERGED
-----------------------------------   ----------------------------------   -------------
Waddell & Reed Balanced               Ivy Funds VIP Balanced               July 31, 2008
Waddell & Reed Growth                 Ivy Funds VIP Growth                 July 31, 2008
Waddell & Reed International Value    Ivy Funds VIP International Value    July 31, 2008
Waddell & Reed Small Cap Growth       Ivy Funds VIP Small Cap Growth       July 31, 2008
Waddell & Reed Value                  Ivy Funds VIP Value                  July 31, 2008
Waddell & Reed Micro-Cap Growth       Ivy Funds VIP Micro-Cap Growth       July 31, 2008
Waddell & Reed Small Cap Value        Ivy Funds VIP Small Cap Value        July 31, 2008
Waddell & Reed Core Equity            Ivy Funds VIP Core Equity            July 31, 2008
Waddell & Reed Asset Strategy         Ivy Funds VIP Asset Strategy         July 31, 2008
Waddell & Reed International Growth   Ivy Funds VIP International Growth   July 31, 2008
Waddell & Reed Science & Technology   Ivy Funds VIP Science & Technology   July 31, 2008

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A basic sales load of up to 7 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2008 and 2007 amounted to $29,961,641 and $32,779,687, respectively.

An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2008 and 2007 amounted to $4,136,345 and $5,479,071, respectively.

A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2008 and 2007 amounted to $4,744,795 and $5,163,405, respectively.

A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2008 and 2007 amounted to $2,315,898 and $2,506,113, respectively.

A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2008 and 2007 amounted to $321,205 and $354,390, respectively.

The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 6 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75 percent is charged on all non-repeating premiums.

In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.02% to 1.19% of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

The total of cash value charges for the years ended December 31, 2008 and 2007 for each segregated sub-account are as follows:

                                              2008          2007
                                          -----------   -----------
Advantus Bond                             $ 6,689,264   $ 5,619,339
Advantus Money Market                       1,692,706     1,710,060
Advantus Index 500                         10,741,112    11,520,070
Advantus Mortgage Securities                3,350,115     3,272,532
Advantus International Bond                 1,395,124       859,296
Advantus Index 400 Mid-Cap                  3,101,811     2,868,751
Advantus Real Estate Securities             2,370,887     2,487,093
AIM V.I. Basic Balanced                       425,642        55,976
AIM V.I. Capital Appreciation                  50,649       358,405
AIM V.I. Core Equity                           29,067        30,708
American Century Income and Growth            132,228       140,625
American Century Ultra                      2,138,288     2,246,214
American Century Value                      1,541,121     1,340,888
Credit Suisse Global Small Cap                168,441       210,885
Fidelity VIP Contrafund                     3,507,601     3,626,621
Fidelity VIP Equity-Income                  4,709,906     4,705,096
Fidelity VIP Mid-Cap                        2,653,040     2,668,397
Franklin Large Cap Growth Securities          222,726       248,622
Franklin Mutual Shares Securities             849,788       902,619
Franklin Small-Mid Cap                      1,002,012     1,048,645
Templeton Developing Markets Securities     1,987,168     1,972,558
Templeton Global Asset Allocation             705,558       696,434
Janus Aspen Balanced                          103,531        64,733
Janus Aspen Forty                           2,108,719     1,831,388
Janus International Growth                  3,982,964     3,592,232
MFS Investors Growth Stock                    298,484        87,576
MFS Mid Cap Growth                             60,220        65,647
MFS New Discovery                             526,788       615,531
MFS Value                                   1,353,824       760,963
Oppenheimer Capital Appreciation              288,479       307,793
Oppenheimer High Income                       698,544       675,536

                                              2008         2007
                                           ----------   ----------
Oppenheimer International Growth           $  527,419   $  536,813
Putnam VT Growth and Income                    34,812       45,371
Putnam VT International Equity                399,369      453,684
Putnam VT New Opportunities                    15,817       14,159
Putnam VT New Value                           194,591      258,706
Putnam VT Voyager                              26,613       32,777
Ivy Funds VIP Balanced                      6,205,904    6,281,315
Ivy Funds VIP Growth                        9,718,045    9,166,001
Ivy Funds VIP International Value           8,543,534    8,858,122
Ivy Funds VIP Small Cap Growth              3,915,929    4,144,589
Ivy Funds VIP Value                         2,896,644    3,244,334
Ivy Funds VIP Micro-Cap Growth                788,529      924,510
Ivy Funds VIP Small Cap Value               2,865,059    2,804,915
Ivy Funds VIP Core Equity                     465,744      491,802
Ivy Funds VIP Asset Strategy                1,958,219      925,491
Ivy Funds VIP International Growth            296,869      259,734
Ivy Funds VIP Science & Technology            330,001      255,621

(4)  FAIR VALUE MEASUREMENTS

The Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (FAS 157), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2008, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) The Account's purchases of the Underlying Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2008:

Advantus Bond Class 2                     $ 9,414,112
Advantus Money Market                      18,940,494
Advantus Index 500 Class 2                 12,413,340
Advantus Mortgage Securities Class 2        1,596,002
Advantus International Bond Class 2         7,211,228
Advantus Index 400 Mid-Cap Class 2          7,268,820
Advantus Real Estate Securities Class 2     4,912,205
AIM V.I. Basic Balanced                       242,744
AIM V.I. Capital Appreciation                 899,359
AIM V.I. Core Equity                          268,279
American Century Income and Growth          1,307,915
American Century Ultra                      7,790,764
American Century Value                      6,694,849
Credit Suisse Global Small Cap              1,075,763
Fidelity VIP Contrafund                    11,524,890
Fidelity VIP Equity-Income                 12,679,442
Fidelity VIP Mid-Cap                       14,744,697
Franklin Large Cap Growth Securities          984,823
Franklin Mutual Shares Securities           3,602,043
Franklin Small Mid Cap                      5,974,789
Templeton Developing Markets Securities    11,919,451
Templeton Global Asset Allocation           6,137,138
Janus Aspen Balanced                        2,315,803
Janus Aspen Forty                           8,454,347
Janus Aspen International Growth           29,440,580
MFS Investors Growth Stock                  2,742,989
MFS Mid Cap Growth                            667,433
MFS New Discovery                           3,166,349
MFS Value                                  12,896,424
Oppenheimer Capital Appreciation            1,555,373
Oppenheimer High Income                     4,074,853
Oppenheimer International Growth            1,709,526
Putnam VT Growth and Income                   391,290
Putnam VT International Equity              2,618,779
Putnam VT New Opportunities                   127,694
Putnam VT New Value                         1,145,412
Putnam VT Voyager                              66,185
Ivy Funds VIP Balanced                      3,433,624
Ivy Funds VIP Growth                        8,789,526
Ivy Funds VIP International Value          11,667,933
Ivy Funds VIP Small Cap Growth              4,083,898
Ivy Funds VIP Value                         2,296,267
Ivy Funds VIP Micro-Cap Growth              1,250,042
Ivy Funds VIP Small Cap Value               8,287,172
Ivy Funds VIP Core Equity                   1,045,815
Ivy Funds VIP Asset Strategy               46,261,288
Ivy Funds VIP International Growth          1,663,107
Ivy Funds VIP Science & Technology          1,851,833

(6)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2008 and 2007 were as follows:

                                                            SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------
                                                                  ADVANTUS     ADVANTUS      ADVANTUS
                                        ADVANTUS     ADVANTUS       INDEX      MORTGAGE    INTERNATIONAL
                                          BOND         MONEY         500      SECURITIES       BOND
                                        CLASS 2       MARKET      CLASS 2       CLASS 2       CLASS 2
                                       ----------   ----------   ----------   ----------   -------------
Units outstanding at
   December 31, 2006                   28,432,771   17,389,047   45,615,886   16,203,109     9,079,844
      Policy purchase payments          4,780,075    7,271,163    1,784,343    1,112,780     3,488,775
      Policy terminations, withdrawal
         payments and charges          (1,416,019)  (8,690,631)  (4,731,650)  (1,086,187)     (467,591)
                                       ----------   ----------   ----------   ----------    ----------
Units outstanding at
   December 31, 2007                   31,796,827   15,969,579   42,668,579   16,229,702    12,101,028
      Policy purchase payments          3,007,471    8,292,444    2,919,722      456,704     4,409,535
      Policy terminations, withdrawal
         payments and charges          (2,436,540)  (9,506,763)  (2,775,892)  (2,086,033)   (1,563,401)
                                       ----------   ----------   ----------   ----------    ----------
 Units outstanding at
   December 31, 2008                   32,367,758   14,755,260   42,812,409   14,600,373    14,947,162
                                       ==========   ==========   ==========   ==========    ==========

                                                          SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------
                                        ADVANTUS     ADVANTUS
                                        INDEX 400   REAL ESTATE   AIM V.I.     AIM V.I.     AIM V.I.
                                         MID-CAP    SECURITIES      BASIC       CAPITAL       CORE
                                         CLASS 2      CLASS 2     BALANCED   APPRECIATION    EQUITY
                                       ----------   -----------   --------   ------------   --------
Units outstanding at
   December 31, 2006                   22,048,746    15,684,940    608,034     2,664,802     348,737
      Policy purchase payments          3,486,990     2,182,194    128,147     1,170,501     139,425
      Policy terminations, withdrawal
         payments and charges          (1,077,180)   (1,955,990)   (78,632)     (301,466)   (158,362)
                                       ----------    ----------   --------     ---------    --------
Units outstanding at
   December 31, 2007                   24,458,556    15,911,144    657,549     3,533,837     329,800
      Policy purchase payments          3,982,945     2,146,447    188,804       684,947     180,976
      Policy terminations, withdrawal
         payments and charges          (1,632,538)   (1,516,958)  (145,338)     (457,585)   (110,531)
                                       ----------    ----------   --------     ---------    --------
Units outstanding at
   December 31, 2008                   26,808,963    16,540,633    701,015     3,761,199     400,245
                                       ==========    ==========   ========     =========    ========

                                                            SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------
                                        AMERICAN                                CREDIT
                                        CENTURY      AMERICAN     AMERICAN      SUISSE
                                         INCOME       CENTURY      CENTURY      GLOBAL     FIDELITY VIP
                                       AND GROWTH      ULTRA        VALUE      SMALL CAP    CONTRAFUND
                                       ----------   ----------   ----------   ----------   ------------
Units outstanding at
   December 31, 2006                    1,321,990   19,606,027    8,392,412    5,757,422     59,047,241
      Policy purchase payments            523,448    3,326,360    3,270,493    1,694,883     11,179,395
      Policy terminations, withdrawal
         payments and charges            (356,201)  (1,935,344)    (850,057)    (921,097)    (3,441,696)
                                        ---------   ----------   ----------   ----------    -----------
Units outstanding at
   December 31, 2007                    1,489,237   20,997,043   10,812,848    6,531,208     66,784,940
      Policy purchase payments            710,308    3,236,016    2,974,886    1,744,348      7,560,148
      Policy terminations, withdrawal
         payments and charges            (746,775)  (1,627,467)  (1,034,472)  (2,672,705)   (15,673,406)
                                        ---------   ----------   ----------   ----------    -----------
Units outstanding at
   December 31, 2008                    1,452,770   22,605,592   12,753,262    5,602,851     58,671,682
                                        =========   ==========   ==========   ==========    ===========

                                                              SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------
                                                                     FRANKLIN
                                                                    LARGE CAP      FRANKLIN
                                        FIDELITY VIP  FIDELITY VIP    GROWTH    MUTUAL SHARES    FRANKLIN
                                       EQUITY-INCOME     MID-CAP    SECURITIES    SECURITIES   SMALL MID CAP
                                       -------------  ------------  ----------  -------------  -------------
Units outstanding at
   December 31, 2006                     44,899,461    23,148,365    2,703,202    10,707,711     24,364,019
      Policy purchase payments            8,549,061     2,608,666    1,324,188     2,326,081      2,689,682
      Policy terminations, withdrawal
         payments and charges            (1,865,255)   (1,426,939)  (1,174,148)   (1,200,496)    (2,531,128)
                                         ----------    ----------   ----------    ----------     ----------
Units outstanding at
   December 31, 2007                     51,583,267    24,330,092    2,853,242    11,833,296     24,522,573
      Policy purchase payments            9,262,154     2,195,441      561,930     1,622,162      4,444,515
      Policy terminations, withdrawal
         payments and charges            (2,878,383)   (3,311,867)    (686,391)   (2,716,621)    (2,622,724)
                                         ----------    ----------   ----------    ----------     ----------
Units outstanding at
   December 31, 2008                     57,967,038    23,213,666    2,728,781    10,738,837     26,344,364
                                         ==========    ==========   ==========    ==========     ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                       TEMPLETON
                                       DEVELOPING     TEMPLETON      JANUS       JANUS       JANUS ASPEN
                                        MARKETS     GLOBAL ASSET     ASPEN       ASPEN      INTERNATIONAL
                                       SECURITIES    ALLOCATION     BALANCED     FORTY          GROWTH
                                       ----------   ------------   ---------   ----------   -------------
Units outstanding at
   December 31, 2006                   15,409,147     8,133,340      903,677   41,234,371     43,834,766
      Policy purchase payments          2,354,212     1,145,651      546,350    5,763,003      7,487,663
      Policy terminations, withdrawal
         payments and charges          (1,525,089)     (893,613)    (355,800)  (4,549,088)    (3,485,487)
                                       ----------    ----------    ---------   ----------     ----------
Units outstanding at
   December 31, 2007                   16,238,270     8,385,378    1,094,227   42,448,286     47,836,942
      Policy purchase payments          1,632,649     1,889,127    1,453,838    8,113,458     12,862,165
      Policy terminations, withdrawal
         payments and charges          (1,723,026)   (2,533,188)    (766,661)  (5,429,441)    (6,873,930)
                                       ----------    ----------    ---------   ----------     ----------
Units outstanding at
   December 31, 2008                   16,147,893     7,741,317    1,781,404   45,132,303     53,825,177
                                       ==========    ==========    =========   ==========     ==========

                                                           SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------
                                            MFS         MFS         MFS                    OPPENHEIMER
                                         INVESTORS    MID CAP       NEW          MFS         CAPITAL
                                       GROWTH STOCK   GROWTH     DISCOVERY      VALUE     APPRECIATION
                                       ------------  --------   ----------   ----------   ------------
Units outstanding at
   December 31, 2006                       637,951    568,085    6,366,556    8,571,026     3,503,343
      Policy purchase payments             878,543    265,868      948,113    3,676,402     1,349,063
      Policy terminations, withdrawal
         payments and charges             (155,842)  (183,788)    (815,543)    (936,550)     (476,757)
                                         ---------   --------   ----------   ----------    ----------
Units outstanding at
   December 31, 2007                     1,360,652    650,165    6,499,126   11,310,878     4,375,649
      Policy purchase payments           2,144,710    393,413    1,062,031    7,499,677     1,290,360
      Policy terminations, withdrawal
         payments and charges             (164,024)  (488,038)  (1,219,215)    (941,523)   (1,567,657)
                                         ---------   --------   ----------   ----------    ----------
Units outstanding at
   December 31, 2008                     3,341,338    555,540    6,341,942   17,869,032     4,098,352
                                         =========   ========   ==========   ==========    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------
                                                      OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT
                                       OPPENHEIMER   INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW
                                       HIGH INCOME       GROWTH       INCOME        EQUITY     OPPORTUNITIES
                                       -----------   -------------  ----------  -------------  -------------
Units outstanding at
   December 31, 2006                     6,502,420     4,049,636      501,359    3,345,884        190,791
      Policy purchase payments           2,492,424     2,354,052      167,756      557,410        110,576
      Policy terminations, withdrawal
         payments and charges             (382,568)     (868,672)    (137,676)    (394,465)       (96,054)
                                        ----------    ----------     --------    ---------       --------
Units outstanding at
   December 31, 2007                     8,612,276     5,535,016      531,439    3,508,829        205,313
      Policy purchase payments           6,642,055       760,503      240,256      850,431        110,188
      Policy terminations, withdrawal
         payments and charges             (549,858)   (1,185,667)    (322,004)    (524,557)      (146,400)
                                        ----------    ----------     --------    ---------       --------
Units outstanding at
   December 31, 2008                    14,704,473     5,109,852      449,691    3,834,703        169,101
                                        ==========    ==========     ========    =========       ========

                                                             SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                       PUTNAM VT                                            IVY FUNDS VIP
                                          NEW      PUTNAM VT  IVY FUNDS VIP  IVY FUNDS VIP  INTERNATIONAL
                                         VALUE      VOYAGER      BALANCED        GROWTH         VALUE
                                       ---------   ---------  -------------  -------------  -------------
Units outstanding at
   December 31, 2006                   2,613,009    447,539     35,143,905     50,262,653     45,220,859
      Policy purchase payments           494,531     77,032        587,043      1,497,872      1,118,155
      Policy terminations, withdrawal
         payments and charges           (926,942)   (75,391)    (3,664,874)    (3,047,498)    (2,144,694)
                                       ---------    -------     ----------     ----------     ----------
Units outstanding at
   December 31, 2007                   2,180,598    449,180     32,066,074     48,713,027     44,194,320
      Policy purchase payments           370,564     63,433        773,111      1,870,277      1,967,341
      Policy terminations, withdrawal
         payments and charges           (538,565)   (99,960)    (2,360,780)    (2,764,178)    (2,092,868)
                                       ---------    -------     ----------     ----------     ----------
Units outstanding at
   December 31, 2008                   2,012,597    412,653     30,478,405     47,819,126     44,068,793
                                       =========    =======     ==========     ==========     ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                       IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                         SMALL CAP    IVY FUNDS VIP    MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                           GROWTH         VALUE          GROWTH         VALUE       CORE EQUITY
                                       -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2006                     37,532,467     28,777,817     9,702,142      31,780,322     11,210,463
      Policy purchase payments            1,124,836        784,118       471,189       4,810,529        795,223
      Policy terminations, withdrawal
         payments and charges            (2,679,217)    (2,400,621)     (997,831)       (934,384)    (2,105,620)
                                         ----------     ----------     ---------      ----------     ----------
Units outstanding at
   December 31, 2007                     35,978,086     27,161,314     9,175,500      35,656,467      9,900,066
      Policy purchase payments            1,315,943        769,062       771,536       4,365,081        705,169
      Policy terminations, withdrawal
         payments and charges            (2,035,225)    (2,083,958)     (954,878)     (8,155,968)    (1,390,924)
                                         ----------     ----------     ---------      ----------     ----------
Units outstanding at
   December 31, 2008                     35,258,804     25,846,418     8,992,158      31,865,580      9,214,311
                                         ==========     ==========     =========      ==========     ==========

                                                 SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------
                                       IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                           ASSET      INTERNATIONAL    SCIENCE &
                                          STRATEGY        GROWTH       TECHNOLOGY
                                       -------------  -------------  -------------
Units outstanding at
   December 31, 2006                      7,348,909     2,824,272      2,467,433
      Policy purchase payments            6,165,496     1,298,324      1,351,649
      Policy terminations, withdrawal
         payments and charges              (848,224)     (514,763)      (399,342)
                                         ----------     ---------      ---------
Units outstanding at
   December 31, 2007                     12,666,181     3,607,833      3,419,740
      Policy purchase payments           17,001,754       859,686      1,001,789
      Policy terminations, withdrawal
         payments and charges            (3,139,667)     (653,918)      (869,261)
                                         ----------     ---------      ---------
Units outstanding at
   December 31, 2008                     26,528,268     3,813,601      3,552,268
                                         ==========     =========      =========

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the years ended December 31, 2008, 2007, 2006, 2005, and 2004 is as follows:

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         -----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE   NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ------------------------------------------------------------------------------------------
Advantus Bond Class 2
   2008                                   32,367,758        2.93        94,779,664       0.00%           0.50%          -13.95%
   2007                                   31,796,827        3.40       108,203,974       0.00%           0.50%            1.78%
   2006                                   28,432,771        3.34        95,062,125       0.00%           0.50%            4.13%
   2005                                   25,909,385        3.21        83,185,660       0.00%           0.50%            1.93%
   2004                                   22,781,403        3.15        71,755,838       0.00%           0.50%            4.45%
Advantus Money Market
   2008                                   14,755,260        2.22        32,806,975       2.07%           0.50%            1.55%
   2007                                   15,969,579        2.19        34,966,066       4.51%           0.50%            4.11%
   2006                                   17,389,047        2.10        36,580,360       4.34%           0.50%            3.87%
   2005                                    9,539,031        2.03        19,320,180       2.43%           0.50%            1.94%
   2004                                    8,421,141        1.99        16,732,581       0.75%           0.50%            0.25%
Advantus Index 500 Class 2
   2008                                   42,812,409        3.89       166,719,533       0.00%           0.50%          -37.52%
   2007                                   42,668,579        6.23       265,942,080       0.00%           0.50%            4.50%
   2006                                   45,615,886        5.96       272,075,179       0.00%           0.50%           14.66%
   2005                                   53,143,853        5.20       276,449,024       0.00%           0.50%            3.91%
   2004                                   53,261,845        5.01       266,633,584       0.00%           0.50%            9.84%
Advantus Mortgage Securities Class 2
   2008                                   14,600,373        3.38        49,276,902       0.00%           0.50%          -13.40%
   2007                                   16,229,702        3.90        63,252,960       0.00%           0.50%            2.68%
   2006                                   16,203,109        3.80        61,503,778       0.00%           0.50%            4.82%
   2005                                   15,720,658        3.62        56,928,064       0.00%           0.50%            2.37%
   2004                                   15,405,996        3.54        54,497,600       0.00%           0.50%            4.29%
Advantus International Bond Class 2
   2008                                   14,947,162        1.67        24,935,350       0.00%           0.50%            3.70%
   2007                                   12,101,028        1.61        19,465,936       0.00%           0.50%            8.88%
   2006                                    9,079,844        1.48        13,414,245       0.00%           0.50%            3.47%
   2005                                    8,436,580        1.43        12,045,852       0.00%           0.50%           -9.36%
   2004                                    7,704,707        1.58        12,137,030       0.00%           0.50%           10.88%
Advantus Index 400 Mid-Cap Class 2
   2008                                   26,808,963        1.48        39,696,448       0.00%           0.50%          -36.86%
   2007                                   24,458,556        2.35        57,356,157       0.00%           0.50%            6.90%
   2006                                   22,048,746        2.19        48,365,918       0.00%           0.50%            9.24%
   2005                                   20,067,079        2.01        40,297,391       0.00%           0.50%           11.40%
   2004                                   17,314,148        1.80        31,210,253       0.00%           0.50%           15.15%
Advantus Real Estate Securities Class 2
   2008                                   16,540,633        1.76        29,096,009       0.00%           0.50%          -36.59%
   2007                                   15,911,144        2.77        44,140,450       0.00%           0.50%          -16.18%
   2006                                   15,684,940        3.31        51,913,767       0.00%           0.50%           29.98%
   2005                                   14,133,421        2.55        35,987,736       0.00%           0.50%           10.53%
   2004                                   12,804,220        2.30        29,496,448       0.00%           0.50%           34.85%
AIM V.I. Basic Balanced
   2008                                      701,015        0.86           602,395       4.75%           0.50%          -38.76%
   2007                                      657,549        1.40           922,708       2.90%           0.50%            1.43%
   2006                                      608,034        1.38           841,198       1.83%           0.50%            9.71%
   2005                                      573,559        1.26           723,260       1.79%           0.50%            4.48%
   2004                                      291,195        1.21           351,456       1.74%           0.50%            6.71%
AIM V.I. Capital Appreciation
   2008                                    3,761,199        1.00         3,758,553       0.00%           0.50%          -42.91%
   2007                                    3,533,837        1.75         6,185,840       0.00%           0.50%           11.17%
   2006                                    2,664,802        1.57         4,195,865       0.00%           0.50%            8.46%
   2005                                    1,950,279        1.45         2,831,227       0.00%           0.50%            5.00%
   2004                                    1,433,097        1.38         1,981,322       0.00%           0.50%           10.91%

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         -----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE   NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ------------------------------------------------------------------------------------------
AIM V.I. Core Equity
   2008                                      400,245        1.11           444,529       2.24%           0.50%          -30.67%
   2007                                      329,800        1.60           528,323       0.84%           0.50%            7.34%
   2006                                      348,737        1.49           520,464       1.26%           0.50%           14.40%
   2005                                      350,904        1.30           457,761       0.50%           0.50%            4.84%
   2004                                      416,528        1.24           518,293       0.45%           0.50%            4.97%
American Century Income and Growth
   2008                                    1,452,770        1.08         1,573,967       1.73%           0.50%          -35.06%
   2007                                    1,489,237        1.67         2,484,339       1.56%           0.50%           -0.93%
   2006                                    1,321,990        1.68         2,226,085       1.65%           0.50%           16.23%
   2005                                    2,009,848        1.45         2,911,754       1.28%           0.50%            4.00%
   2004                                      667,993        1.39           930,562       0.81%           0.50%           12.01%
American Century Ultra
   2008                                   22,605,592        0.89        20,093,759       0.00%           0.50%          -41.94%
   2007                                   20,997,043        1.53        32,145,200       0.00%           0.50%           20.24%
   2006                                   19,606,027        1.27        24,963,975       0.00%           0.50%           -3.87%
   2005                                   13,907,243        1.32        18,420,475       0.00%           0.50%            1.47%
   2004                                    7,351,949        1.31         9,597,027       0.00%           0.50%           10.04%
American Century Value
   2008                                   12,753,262        1.20        15,299,139       2.17%           0.50%          -27.17%
   2007                                   10,812,848        1.65        17,810,209       1.32%           0.50%           -5.78%
   2006                                    8,392,412        1.75        14,672,045       0.94%           0.50%           17.87%
   2005                                    4,516,883        1.48         6,699,241       0.56%           0.50%            4.33%
   2004                                    2,274,759        1.42         3,233,734       0.52%           0.50%           13.60%
Credit Suisse Global Small Cap
   2008                                    5,602,851        0.40         2,248,067       1.69%           0.50%          -47.02%
   2007                                    6,531,208        0.76         4,946,201       0.00%           0.50%           -4.44%
   2006                                    5,757,422        0.79         4,562,712       0.00%           0.50%           12.64%
   2005                                    3,424,696        0.70         2,409,453       0.00%           0.50%           15.57%
   2004                                    3,100,731        0.61         1,887,687       0.00%           0.50%           17.40%
Fidelity VIP Contrafund
   2008                                   58,671,682        0.93        54,639,205       0.75%           0.50%          -42.98%
   2007                                   66,784,940        1.63       109,069,484       0.80%           0.50%           16.71%
   2006                                   59,047,241        1.40        82,622,650       1.01%           0.50%           10.88%
   2005                                   43,361,895        1.26        54,721,981       0.11%           0.50%           16.07%
   2004                                   34,042,449        1.09        37,013,973       0.19%           0.50%           14.59%
Fidelity VIP Equity-Income
   2008                                   57,967,038        0.90        52,220,211       2.51%           0.50%          -43.10%
   2007                                   51,583,267        1.58        81,664,787       1.76%           0.50%            0.76%
   2006                                   44,899,461        1.57        70,543,793       3.50%           0.50%           19.33%
   2005                                   38,249,023        1.32        50,359,404       1.29%           0.50%            5.05%
   2004                                   29,944,442        1.25        37,531,850       1.22%           0.50%           10.68%
Fidelity VIP Mid-Cap
   2008                                   23,213,666        1.69        39,325,974       0.25%           0.50%          -39.91%
   2007                                   24,330,092        2.82        68,590,134       0.60%           0.50%           14.76%
   2006                                   23,148,365        2.46        56,865,294       0.15%           0.50%           11.84%
   2005                                   20,125,801        2.20        44,204,439       0.00%           0.50%           17.43%
   2004                                   16,844,467        1.87        31,506,078       0.00%           0.50%           24.03%
Franklin Large Cap Growth Securities
   2008                                    2,728,781        0.99         2,710,973       1.25%           0.50%          -34.86%
   2007                                    2,853,242        1.53         4,351,547       0.75%           0.50%            5.70%
   2006                                    2,703,202        1.44         3,900,482       0.74%           0.50%           10.35%
   2005                                    2,708,071        1.31         3,541,189       0.59%           0.50%            0.56%
   2004                                    1,262,432        1.30         1,641,699       0.45%           0.50%            7.40%
Franklin Mutual Shares Securities
   2008                                   10,738,837        1.13        12,125,510      -0.12%           0.50%          -37.42%
   2007                                   11,833,296        1.80        21,351,485       1.44%           0.50%            2.96%
   2006                                   10,707,711        1.75        18,765,092       2.01%           0.50%           17.79%
   2005                                    6,152,504        1.49         9,153,621       1.18%           0.50%           10.00%
   2004                                    3,575,422        1.35         4,835,693       0.70%           0.50%           12.07%

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         -----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE   NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ------------------------------------------------------------------------------------------
Franklin Small Mid Cap
   2008                                   26,344,364        0.54        14,270,451       0.00%           0.50%          -42.78%
   2007                                   24,522,573        0.95        23,223,275       0.00%           0.50%           10.68%
   2006                                   24,364,019        0.86        20,846,047       0.00%           0.50%            8.15%
   2005                                   23,891,397        0.79        18,900,749       0.00%           0.50%            4.26%
   2004                                   22,575,384        0.76        17,128,990       0.00%           0.50%           10.92%
Templeton Developing Markets Securities
   2008                                   16,147,893        1.48        23,922,985       2.68%           0.50%          -52.94%
   2007                                   16,238,270        3.15        51,146,584       2.22%           0.50%           28.14%
   2006                                   15,409,147        2.46        37,876,666       1.10%           0.50%           27.45%
   2005                                   12,862,688        1.93        24,807,155       1.29%           0.50%           26.79%
   2004                                    9,606,537        1.52        14,612,168       1.81%           0.50%           24.09%
Templeton Global Asset Allocation
   2008                                    7,741,317        1.31        10,154,134      10.29%           0.50%          -25.47%
   2007                                    8,385,378        1.76        14,762,105      17.34%           0.50%            9.41%
   2006                                    8,133,340        1.61        13,081,112       7.03%           0.50%           20.51%
   2005                                    7,102,095        1.33         9,478,602       3.70%           0.50%            3.04%
   2004                                    4,634,887        1.30         6,003,376       2.78%           0.50%           15.14%
Janus Aspen Balanced
   2008                                    1,781,404        1.28         2,277,582       2.59%           0.50%          -16.48%
   2007                                    1,094,227        1.53         1,675,018       2.32%           0.50%            9.73%
   2006                                      903,677        1.39         1,260,624       2.16%           0.50%            9.87%
   2005                                      592,147        1.27           751,868       2.34%           0.50%            7.12%
   2004                                      308,647        1.19           365,833       2.50%           0.50%            7.75%
Janus Aspen Forty
   2008                                   45,132,303        0.69        31,197,128       0.01%           0.50%          -44.59%
   2007                                   42,448,286        1.25        52,951,802       0.18%           0.50%           35.95%
   2006                                   41,234,371        0.92        37,834,481       0.15%           0.50%            8.57%
   2005                                   38,381,384        0.85        32,435,788       0.01%           0.50%           12.00%
   2004                                   32,471,802        0.75        24,502,223       0.03%           0.50%           17.38%
Janus Aspen International Growth
   2008                                   53,825,177        0.86        46,246,029       1.09%           0.50%          -52.47%
   2007                                   47,836,942        1.81        86,468,506       0.45%           0.50%           27.38%
   2006                                   43,834,766        1.42        62,203,774       1.94%           0.50%           45.90%
   2005                                   34,125,893        0.97        33,191,331       1.13%           0.50%           31.28%
   2004                                   28,580,124        0.74        21,173,506       0.87%           0.50%           18.09%
MFS Investors Growth Stock
   2008                                    3,341,338        0.96         3,209,632       0.25%           0.50%          -37.30%
   2007                                    1,360,652        1.53         2,084,395       0.06%           0.50%           10.47%
   2006                                      637,951        1.39           884,683       0.00%           0.50%            6.77%
   2005                                      598,552        1.30           777,411       0.13%           0.50%            3.71%
   2004                                      524,544        1.25           656,928       0.00%           0.50%            8.44%
MFS Mid Cap Growth
   2008                                      555,540        0.80           443,186       0.00%           0.50%          -51.84%
   2007                                      650,165        1.66         1,076,880       0.00%           0.50%            8.96%
   2006                                      568,085        1.52           863,553       0.00%           0.50%            1.79%
   2005                                      536,410        1.49           801,077       0.00%           0.50%            2.35%
   2004                                      613,253        1.46           894,843       0.00%           0.50%           13.81%
MFS New Discovery
   2008                                    6,341,942        0.97         6,178,881       0.00%           0.50%          -39.82%
   2007                                    6,499,126        1.62        10,521,889       0.00%           0.50%            1.74%
   2006                                    6,366,556        1.59        10,131,253       0.00%           0.50%           12.30%
   2005                                    5,076,252        1.42         7,189,605       0.00%           0.50%            4.51%
   2004                                    3,206,232        1.36         4,345,170       0.00%           0.50%            5.68%
MFS Value
   2008                                   17,869,032        1.28        22,876,467       0.98%           0.50%          -33.08%
   2007                                   11,310,878        1.91        21,638,011       0.79%           0.50%            7.05%
   2006                                    8,571,026        1.79        15,316,170       1.54%           0.50%           19.91%
   2005                                    6,266,603        1.49         9,339,190       2.64%           0.50%            5.94%
   2004                                    3,401,927        1.41         4,785,808       1.67%           0.50%           14.25%

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         -----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE   NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   2008                                    4,098,352        0.90         3,690,268       0.00%           0.50%          -45.93%
   2007                                    4,375,649        1.67         7,287,086       0.01%           0.50%           13.29%
   2006                                    3,503,343        1.47         5,150,040       0.16%           0.50%            7.15%
   2005                                    2,384,052        1.37         3,270,918       0.79%           0.50%            4.34%
   2004                                    2,456,969        1.31         3,230,727       0.18%           0.50%            6.08%
Oppenheimer High Income
   2008                                   14,704,473        0.28         4,125,778       6.85%           0.50%          -78.68%
   2007                                    8,612,276        1.32        11,339,685       6.36%           0.50%           -0.97%
   2006                                    6,502,420        1.33         8,645,366       6.24%           0.50%            8.68%
   2005                                    4,379,496        1.22         5,357,653       5.48%           0.50%            1.50%
   2004                                    2,791,841        1.21         3,365,008       5.27%           0.50%            8.19%
Oppenheimer International Growth
   2008                                    5,109,852        1.62         8,274,845       0.76%           0.50%          -43.36%
   2007                                    5,535,016        2.86        15,824,313       0.60%           0.50%           12.43%
   2006                                    4,049,636        2.54        10,297,708       0.29%           0.50%           28.61%
   2005                                    2,465,508        1.98         4,874,886       0.60%           0.50%           14.38%
   2004                                    1,793,311        1.73         3,100,055       1.03%           0.50%           16.56%
Putnam VT Growth and Income
   2008                                      449,691        0.94           424,226       2.28%           0.50%          -39.00%
   2007                                      531,439        1.55           821,909       1.27%           0.50%           -6.51%
   2006                                      501,359        1.65           829,378       1.39%           0.50%           15.33%
   2005                                      390,996        1.43           560,815       1.42%           0.50%            4.71%
   2004                                      240,383        1.37           329,299       1.56%           0.50%           10.56%
Putnam VT International Equity
   2008                                    3,834,703        1.26         4,827,502       2.08%           0.50%          -44.23%
   2007                                    3,508,829        2.26         7,920,620       2.70%           0.50%            7.82%
   2006                                    3,345,884        2.09         7,004,707       0.58%           0.50%           27.08%
   2005                                    2,749,598        1.65         4,529,594       1.38%           0.50%           11.64%
   2004                                    2,437,293        1.48         3,596,507       1.22%           0.50%           15.62%
Putnam VT New Opportunities
   2008                                      169,101        1.03           174,459       0.00%           0.50%          -39.05%
   2007                                      205,313        1.69           347,534       0.00%           0.50%            5.21%
   2006                                      190,791        1.61           306,966       0.00%           0.50%            8.02%
   2005                                      134,616        1.49           200,508       0.08%           0.50%            9.46%
   2004                                       44,807        1.36            60,976       0.00%           0.50%            9.76%
Putnam VT New Value
   2008                                    2,012,597        0.94         1,898,970       1.87%           0.50%          -45.03%
   2007                                    2,180,598        1.72         3,743,102       1.18%           0.50%           -5.37%
   2006                                    2,613,009        1.81         4,739,433       0.76%           0.50%           15.44%
   2005                                    1,175,629        1.57         1,847,207       0.96%           0.50%            5.37%
   2004                                    1,185,321        1.49         1,767,585       0.64%           0.50%           14.85%
Putnam VT Voyager
   2008                                      412,653        0.90           369,976       0.00%           0.50%          -37.35%
   2007                                      449,180        1.43           642,777       0.00%           0.50%            4.99%
   2006                                      447,539        1.36           609,983       0.29%           0.50%            4.91%
   2005                                    3,187,770        1.30         4,141,618       0.63%           0.50%            5.17%
   2004                                    2,616,828        1.24         3,232,814       0.21%           0.50%            4.51%
Ivy Funds VIP Balanced
   2008                                   30,478,405        3.85       117,295,407       0.11%           0.50%          -21.39%
   2007                                   32,066,074        4.90       156,986,403       1.36%           0.50%           13.10%
   2006                                   35,143,905        4.33       152,131,716       1.39%           0.50%           10.66%
   2005                                   37,633,107        3.91       147,218,359       1.26%           0.50%            4.49%
   2004                                   39,637,651        3.74       148,394,189       1.47%           0.50%            8.39%
Ivy Funds VIP Growth
   2008                                   47,819,126        2.93       139,923,698       0.00%           0.50%          -36.59%
   2007                                   48,713,027        4.61       224,795,488       0.00%           0.50%           25.18%
   2006                                   50,262,653        3.69       185,288,302       0.00%           0.50%            4.51%
   2005                                   51,995,030        3.53       183,394,925       0.00%           0.50%           10.68%
   2004                                   54,523,330        3.19       173,761,982       0.28%           0.50%            2.79%

                                                      AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                                         -----------------------------------------  -----------------------------------------------
                                            UNITS                                    INVESTMENT
                                         OUTSTANDING  UNIT FAIR VALUE   NET ASSETS  INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                         ------------------------------------------------------------------------------------------
Ivy Funds VIP International Value
   2008                                   44,068,793        2.96       130,399,848       0.51%           0.50%          -42.55%
   2007                                   44,194,320        5.15       227,622,220       1.61%           0.50%            9.33%
   2006                                   45,220,859        4.71       213,037,472       2.46%           0.50%           28.97%
   2005                                   45,752,697        3.65       167,126,806       2.12%           0.50%           10.61%
   2004                                   45,868,504        3.30       151,477,262       1.08%           0.50%           22.07%
Ivy Funds VIP Small Cap Growth
   2008                                   35,258,804        1.81        63,692,730       0.00%           0.50%          -39.48%
   2007                                   35,978,086        2.98       107,389,245       0.00%           0.50%           12.95%
   2006                                   37,532,467        2.64        99,187,173       0.00%           0.50%            4.53%
   2005                                   39,073,942        2.53        98,784,705       0.00%           0.50%           12.32%
   2004                                   40,802,426        2.25        91,838,802       0.00%           0.50%           13.72%
Ivy Funds VIP Value
   2008                                   25,846,418        1.86        48,055,609       0.25%           0.50%          -34.15%
   2007                                   27,161,314        2.82        76,683,379       0.93%           0.50%            1.39%
   2006                                   28,777,817        2.78        80,137,009       1.75%           0.50%           16.30%
   2005                                   30,472,253        2.39        72,963,017       1.43%           0.50%            3.90%
   2004                                   31,212,624        2.30        71,928,148       1.06%           0.50%           14.13%
Ivy Funds VIP Micro-Cap Growth
   2008                                    8,992,158        1.23        11,046,335       0.00%           0.50%          -48.30%
   2007                                    9,175,500        2.38        21,799,584       0.00%           0.50%            5.95%
   2006                                    9,702,142        2.24        21,755,494       0.00%           0.50%           11.71%
   2005                                   10,381,978        2.01        20,840,469       0.00%           0.50%           20.27%
   2004                                   10,952,765        1.67        18,281,451       0.00%           0.50%            9.50%
Ivy Funds VIP Small Cap Value
   2008                                   31,865,580        1.40        44,577,545       0.19%           0.50%          -26.50%
   2007                                   35,656,467        1.90        67,865,308       0.01%           0.50%           -4.61%
   2006                                   31,780,322        2.00        63,411,299       5.69%           0.50%           16.26%
   2005                                   25,979,951        1.72        44,586,329       0.00%           0.50%            3.63%
   2004                                   22,675,212        1.66        37,551,645       0.00%           0.50%           14.45%
Ivy Funds VIP Core Equity
   2008                                    9,214,311        0.84         7,754,771       0.18%           0.50%          -35.10%
   2007                                    9,900,066        1.30        12,837,187       0.61%           0.50%           13.46%
   2006                                   11,210,463        1.14        12,812,360       0.91%           0.50%           16.40%
   2005                                   10,880,149        0.98        10,682,437       0.34%           0.50%            8.46%
   2004                                   11,713,317        0.91        10,603,056       0.65%           0.50%            9.02%
Ivy Funds VIP Asset Strategy
   2008                                   26,528,268        1.87        49,595,993       0.57%           0.50%          -26.17%
   2007                                   12,666,181        2.53        32,071,518       0.84%           0.50%           43.39%
   2006                                    7,348,909        1.77        12,976,999       3.38%           0.50%           19.55%
   2005                                    2,755,019        1.48         4,069,336       2.73%           0.50%           23.66%
   2004                                      533,535        1.19           637,309       4.19%           0.50%           12.73%
Ivy Funds VIP International Growth
   2008                                    3,813,601        1.24         4,737,444       0.26%           0.50%          -42.44%
   2007                                    3,607,833        2.16         7,785,638       0.67%           0.50%           20.69%
   2006                                    2,824,272        1.79         5,050,029       0.71%           0.50%           20.38%
   2005                                    1,905,353        1.49         2,830,021       3.23%           0.50%           15.89%
   2004                                      704,562        1.28           902,995       1.07%           0.50%           13.43%
Ivy Funds VIP Science & Technology
   2008                                    3,552,268        1.30         4,615,331       0.00%           0.50%          -34.22%
   2007                                    3,419,740        1.98         6,754,502       0.00%           0.50%           23.74%
   2006                                    2,467,433        1.60         3,938,441       0.00%           0.50%            7.34%
   2005                                    1,809,803        1.49         2,691,320       0.00%           0.50%           16.66%
   2004                                      488,851        1.27           623,134       0.00%           0.50%           15.67%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or for the effective date through the end of the reporting period.

*** These amounts represent the total return for the period indicated, including changed in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2008, 2007 AND 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 9, 2009

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                                 (In thousands)

                                                                                         2008          2007
                                                                                     -----------   -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $6,476,721 and $6,014,185)   $ 5,848,958   $ 6,054,128
   Equity securities, at fair value (cost $348,897 and $493,747)                         350,561       599,660
   Mortgage loans, net                                                                 1,250,198     1,247,183
   Finance receivables, net                                                              185,317       178,318
   Policy loans                                                                          334,986       321,063
   Private equity investments (cost $436,365 and $339,341)                               475,016       410,649
   Fixed maturity securities on loan, at fair value (amortized cost $194,767 and
      $596,078)                                                                          216,753       612,118
   Equity securities on loan, at fair value (cost $35,039 and $50,335)                    36,950        61,665
   Derivative instruments                                                                 57,413        11,584
   Other invested assets                                                                  27,045        25,838
                                                                                     -----------   -----------
      Total investments                                                                8,783,197     9,522,206
   Cash and cash equivalents                                                             576,899       265,921
   Securities held as collateral                                                         214,604       683,004
   Deferred policy acquisition costs                                                   1,025,970       894,350
   Accrued investment income                                                              87,187        83,336
   Premiums and fees receivable                                                          182,769       171,778
   Property and equipment, net                                                            85,608        85,798
   Income tax recoverable:
      Current                                                                             73,289            --
      Deferred                                                                           157,570            --
   Reinsurance recoverables                                                              849,609       820,111
   Goodwill and intangible assets, net                                                    38,552        35,532
   Other assets                                                                           60,471        72,145
   Separate account assets                                                             9,239,747    13,715,402
                                                                                     -----------   -----------
         Total assets                                                                $21,375,472   $26,349,583
                                                                                     ===========   ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                              $ 5,405,450   $ 5,115,381
   Future policy and contract benefits                                                 2,543,458     2,163,189
   Pending policy and contract claims                                                    290,344       263,009
   Other policyholder funds                                                              719,001       690,770
   Policyholder dividends payable                                                         44,363        44,320
   Unearned premiums and fees                                                            282,016       265,058
   Pension and other postretirement benefits                                             215,236       112,860
   Income tax liability:
      Current                                                                                 --        18,257
      Deferred                                                                                --       160,112
   Other liabilities                                                                     422,944       389,519
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                         271,667       693,048
   Separate account liabilities                                                        9,239,747    13,715,402
                                                                                     -----------   -----------
      Total liabilities                                                               19,559,226    23,755,925
                                                                                     -----------   -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000         5,000
   Additional paid in capital                                                            179,522        95,632
   Accumulated other comprehensive income (loss)                                        (420,447)      116,573
   Retained earnings                                                                   2,052,171     2,376,453
                                                                                     -----------   -----------
      Total stockholder's equity                                                       1,816,246     2,593,658
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $21,375,472   $26,349,583
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                          2008         2007          2006
                                                       ----------   ----------    ---------
Revenues:
   Premiums                                            $1,862,276   $1,467,991    $1,308,939
   Policy and contract fees                               503,990      486,956       447,419
   Net investment income                                  529,216      522,370       500,400
   Net realized investment gains (losses)                (483,871)      48,255        53,403
   Finance charge income                                   53,286       49,755        44,792
   Commission income                                       73,623       69,602        64,983
   Other income                                            27,759       18,938        23,550
                                                       ----------   ----------    ----------
      Total revenues                                    2,566,279    2,663,867     2,443,486
                                                       ----------   ----------    ----------
Benefits and expenses:
   Policyholder benefits                                1,853,322    1,441,876     1,314,341
   Interest credited to policies and contracts            289,189      279,325       269,053
   General operating expenses                             482,556      464,573       413,174
   Commissions                                            176,009      158,927       159,545
   Administrative and sponsorship fees                     64,400       62,043        59,279
   Dividends to policyholders                              10,891       10,412        10,154
   Interest on notes payable                               10,419       10,301        10,318
   Amortization of deferred policy acquisition costs      237,581      176,183       177,807
   Capitalization of policy acquisition costs            (218,047)    (216,730)     (217,447)
                                                       ----------   ----------    ----------
      Total benefits and expenses                       2,906,320    2,386,910     2,196,224
                                                       ----------   ----------    ----------
         Income (loss) from operations before taxes      (340,041)     276,957       247,262
   Income tax expense (benefit):
      Current                                             (71,898)      70,600        72,736
      Deferred                                            (19,638)      10,544        (1,084)
                                                       ----------   ----------    ----------
         Total income tax expense (benefit)               (91,536)      81,144        71,652
                                                       ----------   ----------    ----------
            Net income (loss)                          $ (248,505)  $  195,813    $  175,610
                                                       ==========   ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                           ACCUMULATED
                                                             ADDITIONAL       OTHER                        TOTAL
                                                    COMMON     PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                     STOCK     CAPITAL    INCOME (LOSS)    EARNINGS        EQUITY
                                                    ------   ----------   -------------   ----------   -------------
2006:
   Balance, beginning of year                       $5,000    $ 81,632      $ 140,106     $2,091,380     $2,318,118
      Comprehensive income:
         Net income                                     --          --             --        175,610        175,610
         Other comprehensive income                     --          --         18,125             --         18,125
                                                                                                         ----------
            Total comprehensive income                                                                      193,735
      Dividends to stockholder                          --          --             --        (65,805)       (65,805)
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $ 81,632      $ 158,231     $2,201,185     $2,446,048
                                                    ======    ========      =========     ==========     ==========
2007:
   Balance, beginning of year                       $5,000    $ 81,632      $ 158,231     $2,201,185     $2,446,048
      Comprehensive income:
         Net income                                     --          --             --        195,813        195,813
         Other comprehensive loss                       --          --        (19,076)            --        (19,076)
                                                                                                         ----------
            Total comprehensive income                                                                      176,737
      Changes in accounting principle                                         (22,582)        (4,645)       (27,227)
      Dividends to stockholder                          --          --             --        (15,900)       (15,900)
      Contributions to additional paid in capital       --      14,000             --             --         14,000
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $ 95,632      $ 116,573     $2,376,453     $2,593,658
                                                    ======    ========      =========     ==========     ==========
2008:
   Balance, beginning of year                       $5,000    $ 95,632      $ 116,573     $2,376,453     $2,593,658
      Comprehensive loss:
         Net loss                                       --          --             --       (248,505)      (248,505)
         Other comprehensive loss                       --          --       (537,109)            --       (537,109)
                                                                                                         ----------
            Total comprehensive loss                                                                       (785,614)
      Changes in accounting principle                   --          --             89         (1,277)        (1,188)
      Dividends to stockholder                          --          --             --        (74,500)       (74,500)
      Contributions to additional paid in capital       --      83,890             --             --         83,890
                                                    ------    --------      ---------     ----------     ----------
   Balance, end of year                             $5,000    $179,522      $(420,447)    $2,052,171     $1,816,246
                                                    ======    ========      =========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                    2008           2007           2006
                                                                -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                               $  (248,505)   $   195,813    $   175,610
Adjustments to reconcile net income (loss) to net cash
   provided by (used for) operating activities:
      Interest credited to annuity and insurance contracts          258,007        247,577        247,040
      Fees deducted from policy and contract balances              (338,399)      (425,291)      (415,193)
      Change in future policy benefits                              295,464         22,616         59,662
      Change in other policyholder liabilities, net                  13,718         45,024         55,994
      Amortization of deferred policy acquisition costs             237,581        176,183        177,807
      Capitalization of policy acquisition costs                   (218,047)      (216,730)      (217,447)
      Change in premiums and fees receivable                        (10,990)       (17,239)       (10,975)
      Deferred tax provision                                        (19,638)        10,447         (1,084)
      Change in income tax assets / liabilities - current           (91,547)        (5,073)         2,687
      Net realized investment losses (gains)                        483,871        (48,255)       (53,403)
      Change in reinsurance recoverables                            (29,498)       (32,104)       (43,548)
      Other, net                                                    (12,060)        (9,348)        42,974
                                                                -----------    -----------    -----------
         Net cash provided by (used for) operating activities       319,957        (56,380)        20,124
                                                                -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                      1,530,573        945,590        988,202
   Equity securities                                                379,806        604,148        558,248
   Private equity investments                                        26,065         72,265         50,154
   Derivative instruments                                           120,445          1,438         (2,052)
   Other invested assets                                                901            552          2,567
Proceeds from maturities and repayments of:
   Fixed maturity securities                                        570,415        774,909        918,091
   Mortgage loans                                                   109,559         76,606         91,063
Purchases and originations of:
   Fixed maturity securities                                     (2,434,610)    (1,811,777)    (2,164,474)
   Equity securities                                               (265,118)      (438,236)      (446,201)
   Mortgage loans                                                  (112,527)      (189,938)      (204,361)
   Private equity investments                                      (110,756)       (93,322)       (75,117)
   Derivative instruments                                          (127,450)        (1,908)           (12)
   Other invested assets                                                (79)        (1,206)          (286)
Finance receivable originations or purchases                       (131,565)      (138,901)      (129,808)
Finance receivable principal payments                               116,363        116,286        107,796
Securities in transit                                                38,598          3,041         15,637
Other, net                                                          (40,981)       (62,202)       (42,021)
                                                                -----------    -----------    -----------
         Net cash used for investing activities                    (330,361)      (142,655)      (332,574)
                                                                -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts              2,551,249      2,342,490      2,172,597
Withdrawals from annuity and insurance contracts                 (2,171,046)    (2,116,797)    (1,932,688)
Change in amounts drawn in excess of cash balances                   (1,834)        55,452             --
Contributed capital                                                  11,307         14,000             --
Dividends paid to stockholder                                       (74,500)       (10,500)       (65,000)
Other, net                                                            6,206         15,236         18,333
                                                                -----------    -----------    -----------
         Net cash provided by financing activities                  321,382        299,881        193,242
                                                                -----------    -----------    -----------
Net increase (decrease) in cash and cash equivalents                310,978        100,846       (119,208)
Cash and cash equivalents, beginning of year                        265,921        165,075        284,283
                                                                -----------    -----------    -----------
Cash and cash equivalents, end of year                          $   576,899    $   265,921    $   165,075
                                                                ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2008, 2007 AND 2006

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2008         2007         2006
---------------------------------------   ----------   ----------   ----------
Individual Financial Security             $  427,726   $  465,296   $  450,164
Financial Institution Group                  294,932      295,030      288,028
Group Insurance                            1,424,342    1,327,203    1,166,882
Retirement                                   447,154      331,408      335,327
                                          ----------   ----------   ----------
   Total strategic business units          2,594,154    2,418,937    2,240,401
Subsidiaries and corporate product line      (27,875)     244,930      203,085
                                          ----------   ----------   ----------
      Total                               $2,566,279   $2,663,867   $2,443,486
                                          ==========   ==========   ==========

     The Company serves over nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total revenues of $3,605,000 and $7,307,000 included in the consolidated statements of operations for the years ended 2007 and 2006, respectively. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded in the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2008 and 2007, respectively, the Company had $10,000,000 and $0 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices when available. Fair values of marketable equity securities are based on quoted market prices.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is applied to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2008, 85.3% of fixed maturity fair values were obtained from quoted market prices, 14.0% from the internal methods described above and 0.7% from other sources, primarily broker bids. As of December 31, 2007, 84.6% of fixed maturity fair values were obtained from quoted market prices, 14.6% from the internal methods described above and 0.8% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008, the Company performed additional procedures to ensure fair values obtained as of December 31, 2008 and 2007 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used. During 2008, the Company also subscribed to a secondary third-party pricing service to ensure security prices recorded were reasonable. For securities that had varying prices over a certain threshold, the Company performed additional research to determine an appropriate price.

     Real estate is carried at cost less accumulated depreciation.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 14. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,792,000 and $15,194,000 at December 31, 2008 and 2007, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2008 and 2007 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2008 and 2007 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to elect hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to attempt to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objectives and strategies for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains or, in the case of certain life insurance product hedging, in policyholder benefits in the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains in the consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that either are embedded derivatives under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES and related amendments and interpretations, or create economic exposure to equity and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company entered into certain interest rate futures contracts to attempt to manage duration risk within certain total return managed portfolios within the general account. Due to the immateriality of the derivatives, the Company chose not to elect hedge accounting.

     In 2007, the Company utilized put options to partially hedge, on an economic basis, a known future stock distribution from one of its private equity investments. The subsequent distribution in 2007 resulted in the exercising of the put options and resulted in a $5,067,000 net realized investment gain. No similar hedging activity was initiated in 2008.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of these hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to mitigate this risk.

     In 2008, the Company entered into a forward currency contract designed to mitigate currency risk exposure due to general operating expenses that are expected to occur within the next 12 to 18 months. Additionally, the Company utilizes short-duration forward currency contracts to mitigate currency risk related to cash transactions resulting from the Company's foreign denominated investments.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative assets with the changes in fair value reported in net realized gains and losses. As of December 31, 2008 and 2007, the Company had certain TBA mortgage dollar roll securities in the amount of $30,906,000 and $10,912,000 classified as derivative instruments. For the years ended December 31 2008, 2007, and 2006, the change in fair value of these securities included in net realized investment gains was $366,000, $25,000 and $90,000, respectively.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent and ability to hold the security, and current economic conditions. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in net realized gains and losses on the consolidated statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     In January 2009, the Financial Accounting Standards Board (FASB) released FASB Financial Statement of Position EITF 99-20-1 (FSP EITF 99-20-1), AMENDMENTS TO THE IMPAIRMENT GUIDANCE OF EITF 99-20. The amended pronouncement removes the exclusive reliance on market participant estimates of future cash flows when determining potential other-than-temporary impairment and allows management to apply its own reasonable judgment in assessing whether an other-than temporary impairment has occurred. The application of this pronouncement was effective October 1, 2008 and the Company adopted the guidance on a prospective basis.

     Prior to the adoption of the amended guidance in EITF 99-20-1 on October 1, 2008, the Company's accounting policy for debt and equity securities that could be contractually prepaid or otherwise settled in a way that may have limited the Company's ability to fully recover the cost, was to record an other-than-temporary impairment unless the Company had both the ability and intent to hold the investment for a reasonable period of time and the security was expected to recover within a reasonable period of time. For debt securities with beneficial interests, the Company estimated cash flows using market participant estimates over the life of purchased beneficial interests in the securitized financial assets. If the Company's estimated fair value of its beneficial interests was not greater than or equal to its carrying value based on current information and events, and if there had been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, the Company recognized an other-than-temporary impairment and recognized the purchased beneficial interest at the then current fair value. Following the adoption of EITF 99-20-1, the Company now considers both internal cash flow estimates as well as available third party information in determining the best estimates of cash flows over the life of purchased beneficial interests in the securitized financial assets.

     For non-structured debt securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. For equity securities, an other-than-temporary impairment is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period.

     Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all available-for-sale equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the outlook for the asset class along with the ability and intent to hold the investment.

     Private equity investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund.

     All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary impairment. Determination of the status of each analyzed investment as other-than-temporary or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2008 or 2007.

     Total other-than-temporary impairments for fixed maturity securities were $212,751,000, $37,500,000 and $31,356,000 for the years ended December 31,
     2008, 2007 and 2006, respectively.

     Total other-than-temporary impairments for equity securities for the years ended December 31, 2008, 2007 and 2006 were $76,792,000, $7,600,000 and $0 respectively.

     Total other-than-temporary impairments for private equity investments for the years ended December 31, 2008, 2007 and 2006 were $12,173,000, $5,470,000 and $10,868,000, respectively.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2008 and 2007. The change in valuation allowance was zero for the years ending December 31, 2008, 2007 and 2006.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $1,285,000, $1,335,000, and $1,253,000 for the years ended December 31,
     2008, 2007, and 2006, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2008 and 2007 were $253,703,000 and $673,783,000, respectively. As of December 31, 2008 and
     2007, the fair value of the collateral associated with securities lending was $214,604,000 and $683,004,000, respectively.

     The Company recognized other-than-temporary impairments of $47,019,000 and $10,044,000 on structured investment vehicles in default contained within its securities lending collateral portfolio for the years ended December 31, 2008 and 2007, respectively. These impairments are included in net realized investment gains (losses) on the consolidated statements of operations. The Company would be required to settle the amount of the impairment by either making a cash payment or purchasing the collateral securities at cost.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2008 and 2007, the fair value of these investments included within equity securities on the consolidated balance sheets was $21,041,000 and $24,579,000, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews all assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2008 and 2007. Factors regarding economic outlook, as reviewed by a third-party and internal investment experts, and management's current view of the capital markets along with a historical analysis of long term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15 percent during the five-year reversion period.

     As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional loss of $15,280,000 in 2008.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of deferred policy acquisition costs on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 19. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other accumulated comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                    2008     2007
----------------------------   ------   ------
Balance at beginning of year   $3,121   $1,651
Capitalization                  4,950    1,499
Amortization and interest         201      (29)
                               ------   ------
Balance at end of year         $8,272   $3,121
                               ======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $37,896,000 and $35,686,000 as of December 31, 2008 and 2007, respectively, and amortized software expense of $13,714,000, $12,710,000 and $11,510,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $114,081,000 and $108,335,000 at December 31, 2008 and 2007,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2008, 2007, and 2006, was $12,136,000,
     $11,787,000, and $11,514,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life insurance products as of December 31, 2008, the Company has assumed an average rate of investment yields ranging from 5.82% to 6.06%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 19. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2008 and 2007, the total participating business in force was $1,719,000,000 and $1,732,649,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2008 and 2007.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers all relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participated in a securities lending program, managed by a third party lending agent, where it receives cash as collateral assets in exchange for loaned securities. During most of 2007, the cash received was invested in an Enhanced Yield Trust and a Collateral Investment Trust. During 2007, the trusts invested in certain structure investment vehicles (SIVs). These SIVs were identified as having credit issues where the recovery of the investment was remote and the trusts were dissolved prior to December 31, 2007. At December 31, 2007, the credit concentration risk was attempted to be mitigated by investing the cash in individual holdings rather than trusts; however, the Company experienced additional losses on these collateral holdings in 2008 due to market value declines on the collateral. During 2008, the magnitude of the securities lending program was reduced. The Company expects any additional losses to be immaterial.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2008, approximately 87.3% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency dominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance products prove to be too aggressive (i.e., insureds on average do not live as long as expected). This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In January 2009, the FASB issued FSP EITF 99-20-1 which removes the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an other-than-temporary impairment has occurred. The Company adopted the provisions of FSP EITF 99-20-1 on a prospective basis effective October 1, 2008.

     In December 2008, the FASB issued Financial Statement of Position No. FAS 132(R)-1 (FSP FAS 132(R)-1), EMPLOYERS' DISCLOSURES ABOUT POSTRETIREMENT BENEFIT ASSETS, which will require employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company is currently evaluating the impact to its financial statement disclosures due to the adoption of FSP FAS 132(R)-1.

     In April 2008, the FASB issued Financial Statement of Position No. FAS 142-3 (FSP FAS 142-3), DETERMINATION OF THE USEFUL LIFE OF INTANGIBLE ASSETS, addressing the renewal and extension assumptions used to determine the useful life of recognized intangible assets. FSP FAS 142-3 is required for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FSP FAS 142-3.

     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The application of FAS 161 is required for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact to its financial statement disclosures due to the adoption of FAS 161.

     In December 2007, FASB issued Statement of Financial Accounting Standards No. 160 (FAS 160), NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB NO. 51. FAS 160, amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The application of FAS 160 is required for fiscal years beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 160.

     In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141, revised 2007 (FAS 141(R)), BUSINESS COMBINATIONS. FAS 141(R) improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. FAS 141(R) retains the fundamental requirements in FAS 141, BUSINESS COMBINATIONS, that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. The application of FAS 141(R) is required for business combinations in which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 141(R).

     In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159), THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, INCLUDING AN AMENDMENT OF FASB STATEMENT No. 115. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of FAS 159 is required for fiscal years beginning after November 15, 2007. The adoption of FAS 159 did not impact the Company's consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within FAS 159.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 158 (FAS 158), EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R). FAS 158 requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability in its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income (loss). In addition, FAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan is required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements is required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 decrease to accumulated other comprehensive income (loss), net of taxes. The Company adopted the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008, which resulted in a $1,277,000 decrease to retained earnings, net of taxes and a $89,000 increase to accumulated other comprehensive income (loss), net of taxes.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued FASB Staff Position No. FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157, which delayed the effective date of FAS 157 until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued FSP FAS 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET WHEN THE MARKET FOR THAT ASSET IS NOT ACTIVE, effective upon issuance clarified the application of FAS 157 in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of FAS 157 and its related FSP's in 2008.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may have been corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's consolidated results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 was required for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In February 2006, the FASB released Statement of Financial Accounting Standards No. 155 (FAS 155), ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. In summary, this pronouncement: (1) permits fair value re-measurement for any hybrid instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies accounting for interest-only strips and principal-only strips; (3) requires evaluation of interest in securitized financial assets to identify interests that contain derivatives; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) eliminates the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative. The application of FAS 155 was effective for all financial instruments acquired or issued after the beginning of the fiscal year that begins after September 15, 2006. The adoption of FAS 155 had no material impact to the consolidated results of operations or financial position of the Company.

     In November 2005, the FASB issued FSP-FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, AcSEC of the AICPA issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1, effective January 1, 2007 which resulted in a cumulative effect adjustment to decrease retained earnings by $6,326,000, net of taxes and decrease accumulated other comprehensive income by $20,000, net of taxes.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2008 and 2007. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     As described in note 4, the Company adopted FAS 157 effective January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

     FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Under FAS 157, the Company is required to categorize its financial assets and financial liabilities recorded in the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, publicly traded corporate bonds, structured notes, municipal bonds, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include mortgage and asset backed securities, certain privately placed corporate bonds and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2008.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis as of December 31, 2008:

IN THOUSANDS                                      LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
---------------------------------------------   ----------   ----------   --------   -----------
Fixed maturity securities, available for sale   $   34,592   $4,912,184   $902,182   $ 5,848,958
Equity securities, available for sale              340,235           --        326       340,561
Fixed maturity securities on loan                  109,172      107,581         --       216,753
Equity securities on loan                           36,950           --         --        36,950
Derivative instruments                                   9       57,404         --        57,413
                                                ----------   ----------   --------   -----------
   Total investments                               520,958    5,077,169    902,508     6,500,635
Cash equivalents                                   463,326       33,425         --       496,751
Securities held as collateral                       13,528      201,076         --       214,604
Separate account assets                          8,977,964      259,683      2,100     9,239,747
                                                ----------   ----------   --------   -----------
   Total financial assets                       $9,975,776   $5,571,353   $904,608   $16,451,737
                                                ==========   ==========   ========   ===========
Policy and contract account balances (1)        $       --   $       --   $  2,398   $     2,398
Future policy and contact benefits (1)                  --           --    107,175       107,175
Securities lending collateral                       13,528      258,139         --       271,667
                                                ----------   ----------   --------   -----------
   Total financial liabilities                  $   13,528   $  258,139   $109,573   $   381,240
                                                ==========   ==========   ========   ===========

(1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                  FIXED
                                                MATURITY       EQUITY
                                               SECURITIES,   SECURITIES,    SEPARATE       TOTAL
                                                AVAILABLE     AVAILABLE      ACCOUNT     FINANCIAL
IN THOUSANDS                                    FOR SALE      FOR SALE     ASSETS (2)     ASSETS
--------------------------------------------   -----------   -----------   ----------   ----------
Balance as of January 1, 2008                  $ 1,059,806     $ 2,369      $ 10,061    $1,072,236
Total realized and unrealized gains (losses)
   included in:
      Net loss (1)                                 (19,029)       (428)       (2,516)      (21,973)
      Other comprehensive loss                    (151,755)         89            --      (151,666)
Purchases, sales and settlements, net               (2,736)     (1,819)          (52)       (4,607)
Net transfers in (out) of Level 3                   15,896         115        (5,393)       10,618
                                               -----------     -------      --------    ----------
         Balance as of December 31, 2008       $   902,182     $   326      $  2,100    $  904,608
                                               ===========     =======      ========    ==========
Change in unrealized gains (losses) included
   in net loss related to assets held at
      December 31, 2008                                 --          --        (2,516)       (2,516)

(1) The amounts included in this row are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2008:

                                                POLICY AND     FUTURE
                                                 CONTRACT    POLICY AND      TOTAL
                                                  ACCOUNT     CONTRACT     FINANCIAL
IN THOUSANDS                                     BALANCES     BENEFITS    LIABILITIES
---------------------------------------------   ----------   ----------   -----------
Balance as of January 1, 2008                     $1,727      $ 12,986      $ 14,713
Total realized and unrealized gains (losses)
   included in:
      Net loss (1)                                   671        94,599        95,270
      Other comprehensive loss                        --            --            --
Sales, issuances and settlements, net                 --          (410)         (410)
Net transfers in (out) of Level 3                     --            --            --
                                                  ------      --------      --------
         Balance as of December 31, 2008          $2,398      $107,175      $109,673
                                                  ======      ========      ========
Change in unrealized (gains) losses included
   in net loss related to liabilities held at
      December 31, 2008                              671        94,792        95,463

(1) The amounts included in this row are reported in net realized investment gains (losses) on the consolidated statements of operations.

     The Company did not have any assets or liabilities reported in fair value on a nonrecurring basis required to be disclosed under FAS 157.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for finance receivables, policy loans, and private equity investments approximate the assets' fair values.

     The interest rates on finance receivables outstanding as of December 31, 2008 and 2007, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2008 and 2007 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                      2008                    2007
                             ---------------------   ---------------------
                              CARRYING      FAIR      CARRYING      FAIR
IN THOUSANDS                   AMOUNT      VALUE       AMOUNT      VALUE
--------------------------   ---------   ---------   ---------   ---------
Mortgage loans, net          1,250,198   1,181,272   1,247,183   1,263,148
Finance receivables, net       185,317     185,317     178,318     178,318
Policy loans                   334,986     334,986     321,063     321,063
Private equity investments     475,016     475,016     410,649     410,649

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                      2008                      2007
                             ----------------------   -----------------------
                              CARRYING       FAIR      CARRYING       FAIR
IN THOUSANDS                   AMOUNT       VALUE       AMOUNT       VALUE
-------------------------    ----------  ----------   ----------   ----------
Deferred annuities           $2,005,003  $1,991,314   $1,885,096   $1,878,689
Annuity certain contracts        56,112      54,981       56,110       56,878
Other fund deposits           1,403,133   1,419,365    1,285,747    1,285,275
Supplementary contracts
   without life
   contingencies                 52,524      52,524       48,274       48,274
Notes payable                   125,000     127,179      125,000      127,132

(6)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                                      2008        2007       2006
---------------------------------------------   --------    --------   --------
Fixed maturity securities                       $406,958    $401,629   $392,210
Equity securities                                 20,886      23,593     20,997
Mortgage loans                                    80,917      76,246     70,711
Policy loans                                      24,040      22,522     21,592
Cash equivalents                                   4,921      10,312      8,514
Private equity investments                         5,266       2,577        302
Derivative instruments                              (101)         53        (27)
Other invested assets                              3,005       2,459      2,533
                                                --------    --------   --------
   Gross investment income                       545,892     539,391    516,832
Investment expenses                              (16,676)    (17,021)   (16,432)
                                                --------    --------   --------
   Total                                        $529,216    $522,370   $500,400
                                                ========    ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2008       2007       2006
---------------------------------------------   ---------   --------   --------
Fixed maturity securities                       $(290,059)  $(50,010)  $(41,722)
Equity securities                                 (93,986)    83,580     76,134
Private equity investments                         (2,070)    32,516     18,058
Derivative instruments                            (50,844)    (7,921)       812
Other invested assets                                 107        134        121
Securities held as collateral                     (47,019)   (10,044)        --
                                                ---------   --------   --------
   Total                                        $(483,871)  $ 48,255   $ 53,403
                                                =========   ========   ========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

IN THOUSANDS                                       2008       2007       2006
---------------------------------------------   ---------   --------   --------
Fixed maturity securities, available for sale
   Gross realized gains                         $  15,997   $ 22,237   $  6,189
   Gross realized losses                         (306,056)   (72,247)   (47,911)
Equity securities:
   Gross realized gains                            49,028    108,727     95,587
   Gross realized losses                         (143,014)   (25,147)   (19,453)
Private equity investments:
   Gross realized gains                            10,173     38,064     29,165
   Gross realized losses                          (12,243)    (5,548)   (11,107)

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                          GROSS UNREALIZED
IN THOUSANDS                                AMORTIZED   -------------------      FAIR
DECEMBER 31, 2008                             COST        GAINS     LOSSES       VALUE
----------------------------------------   ----------   --------   --------   ----------
   U.S. government                         $   36,673   $  7,819   $    133   $   44,359
   Agencies not backed by the full faith
      and credit of the U.S. government        34,250      4,530      1,351       37,429
   Foreign governments                          4,196        463         --        4,659
   Corporate securities                     3,556,936     35,167    345,102    3,247,001
   Asset-backed securities                    370,439      2,880     66,245      307,074
   Mortgage-backed securities               2,474,227     55,813    321,604    2,208,436
                                           ----------   --------   --------   ----------
      Total fixed maturities                6,476,721    106,672    734,435    5,848,958
   Equity securities - unaffiliated           348,897     26,175     24,511      350,561
                                           ----------   --------   --------   ----------
         Total                             $6,825,618   $132,847   $758,946   $6,199,519
                                           ==========   ========   ========   ==========

                                                          GROSS UNREALIZED
IN THOUSANDS                                AMORTIZED   -------------------      FAIR
DECEMBER 31, 2007                             COST        GAINS      LOSSES      VALUE
----------------------------------------   ----------   --------    -------   ----------
   U.S. government                         $   33,619   $    470    $     1   $   34,088
   Agencies not backed by the full faith
      and credit of the U.S. government        18,289      2,090         41       20,338
   Foreign governments                          5,285        113         --        5,398
   Corporate securities                     3,326,219     71,356     43,792    3,353,783
   Asset-backed securities                    268,193      2,719      5,455      265,457
   Mortgage-backed securities               2,362,580     37,529     25,045    2,375,064
                                           ----------   --------    -------   ----------
      Total fixed maturities                6,014,185    114,277     74,334    6,054,128
   Equity securities - unaffiliated           493,747    120,536     14,623      599,660
                                           ----------   --------    -------   ----------
         Total                             $6,507,932   $234,813    $88,957   $6,653,788
                                           ==========   ========    =======   ==========

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                       GROSS UNREALIZED
IN THOUSANDS                               AMORTIZED   ----------------     FAIR
DECEMBER 31, 2008                             COST      GAINS    LOSSES     VALUE
----------------------------------------   ---------   -------   ------   --------
   U.S. government                          $ 94,122   $18,559   $    9   $112,672
   Agencies not backed by the full faith
      and credit of the U.S. government       35,841     1,276       --     37,117
   Corporate securities                       14,330       372      760     13,942
   Mortgage-backed securities                 50,474     2,568       20     53,022
                                            --------   -------   ------   --------
      Total fixed maturities                 194,767    22,775      789    216,753
   Equity securities - unaffiliated           35,039     3,038    1,127     36,950
                                            --------   -------   ------   --------
         Total                              $229,806   $25,813   $1,916   $253,703
                                            ========   =======   ======   ========

                                                       GROSS UNREALIZED
IN THOUSANDS                               AMORTIZED   ----------------     FAIR
DECEMBER 31, 2007                             COST      GAINS    LOSSES     VALUE
----------------------------------------   ---------   -------   ------   --------
   U.S. government                          $ 97,291   $10,642   $   --   $107,933
   Agencies not backed by the full faith
      and credit of the U.S. government       34,466     1,221        2     35,685
   Corporate securities                       19,028       165    1,349     17,844
   Asset-backed securities                   102,588       755      177    103,166
   Mortgage-backed securities                342,705     5,871    1,086    347,490
                                            --------   -------   ------   --------
      Total fixed maturities                 596,078    18,654    2,614    612,118
   Equity securities - unaffiliated           50,335    16,209    4,879     61,665
                                            --------   -------   ------   --------
         Total                              $646,413   $34,863   $7,493   $673,783
                                            ========   =======   ======   ========

     The amortized cost and fair value of fixed maturity securities at December 31, 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   --------------------
                                          AMORTIZED      FAIR      AMORTIZED     FAIR
IN THOUSANDS                                 COST        VALUE        COST       VALUE
--------------------------------------   ----------   ----------   ---------   --------
Due in one year or less                  $  239,531   $  237,039    $ 33,002   $ 33,482
Due after one year through five years     1,282,175    1,223,663      34,121     34,831
Due after five years through ten years    2,052,148    1,806,832      27,597     31,625
Due after ten years                         428,640      372,988      49,573     63,793
                                         ----------   ----------    --------   --------
                                          4,002,494    3,640,522     144,293    163,731
Mortgage-backed securities                2,474,227    2,208,436      50,474     53,022
                                         ----------   ----------    --------   --------
   Total                                 $6,476,721   $5,848,958    $194,767   $216,753
                                         ==========   ==========    ========   ========

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2008                           FAIR VALUE      COST        LOSSES
-----------------------------------------   ----------   ----------   ----------
U.S. government securities
      Less than 12 months                   $      343   $      476    $    133
      12 months or greater                          --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                        2,797        4,000       1,203
      12 months or greater                         952        1,100         148
Corporate securities
      Less than 12 months                    1,810,209    2,019,010     208,801
      12 months or greater                     429,023      565,324     136,301
Mortgage and asset-backed securities
      Less than 12 months                      925,535    1,191,449     265,914
      12 months or greater                     178,854      300,789     121,935
Equity securities - unaffiliated
      Less than 12 months                       78,202       96,686      18,484
      12 months or greater                      29,192       35,219       6,027

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE      COST        LOSSES
-----------------------------------------   ----------    --------    ----------
U.S. government securities
      Less than 12 months                    $    499     $    500     $     1
      12 months or greater                         --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                       2,823        2,856          33
      12 months or greater                        429          437           8
Corporate securities
      Less than 12 months                     720,360      744,800      24,440
      12 months or greater                    552,978      572,330      19,352
Mortgage and asset-backed securities
      Less than 12 months                     379,584      401,644      22,060
      12 months or greater                    333,185      341,625       8,440
Equity securities - unaffiliated
      Less than 12 months                     114,705      126,577      11,872
      12 months or greater                     31,662       34,413       2,751

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2008                           FAIR VALUE       COST       LOSSES
-----------------------------------------   ----------      ------    ----------
U.S. government securities
      Less than 12 months                     $4,751        $4,760      $    9
      12 months or greater                        --            --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      Less than 12 months                         --            --          --
      12 months or greater                        --            --          --
Corporate securities
      Less than 12 months                      6,862         7,242         380
      12 months or greater                     2,749         3,129         380
Mortgage and asset-backed securities
      Less than 12 months                      2,299         2,319          20
      12 months or greater                        --            --          --
Equity securities - unaffiliated
      Less than 12 months                      5,520         6,629       1,109
      12 months or greater                       106           124          18

IN THOUSANDS                                                          UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE       COST       LOSSES
-----------------------------------------   ----------     -------    ----------
U.S. government securities
      Less than 12 months                     $    --      $    --      $   --
      12 months or greater                         --           --          --
Agencies not backed by the full faith and
   credit of the U.S. government
      12 months or greater                      2,073        2,075           2
      Greater than 12 months                       --           --          --
Corporate securities
      Less than 12 months                       6,781        7,604         823
      12 months or greater                      4,737        5,263         526
Mortgage and asset-backed securities
      Less than 12 months                      70,912       71,384         472
      12 months or greater                     91,095       91,886         791
Equity securities - unaffiliated
      Less than 12 months                      12,849       16,418       3,569
      12 months or greater                      1,375        2,685       1,310

     Unrealized losses on fixed maturities were primarily concentrated in corporate bonds and structured asset and mortgage-backed securities. The increase in unrealized losses was primarily the result of widening credit spreads and poor U.S. economic conditions. Based upon the valuation of these securities in accordance with the Company's accounting policies outlined in note 2, and the ability and intent of the Company to hold the securities until recovery of carrying value, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     For equity securities, independent research supports prices that will return the securities to original cost or higher within a reasonable period and, therefore, management has determined that these securities are not other-than-temporarily impaired as of December 31, 2008.

     At December 31, 2008 and 2007, no specific mortgage loans were considered impaired. As of December 31, 2008 and 2007, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2008, 2007, and 2006 were zero.

     The Company did not collect any interest income on impaired mortgages in 2008, 2007, or 2006.

     At December 31, 2008 and 2007, fixed maturity securities and cash equivalents with a carrying value of $17,609,000 and $18,033,000, respectively, were on deposit with various regulatory authorities as required by law.

(7)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2008 and 2007, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2008 and 2007 were $4,972,000 and $5,172,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2008            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $28,008          $25,080
Other invested assets             2,286            2,286

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2007            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $50,048          $32,999
Other invested assets             2,286            2,286

(8)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                       2008         2007
------------------------------   --------    --------
Direct installment loans         $223,889    $212,965
Retail installment notes           30,633      32,608
Accrued interest                    4,289       3,928
                                 --------    --------
   Gross receivables              258,811     249,501
Unearned finance charges          (63,125)    (61,116)
Allowance for losses              (10,369)    (10,067)
                                 --------    --------
      Finance receivables, net   $185,317    $178,318
                                 ========    ========

     Direct installment loans, at December 31, 2008 and 2007, consisted of $153,144,000 and $145,969,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $13,329,000 and $11,882,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2008 were as follows:

IN THOUSANDS
-------------------------------------------------------------
2009                                                            $ 27,340
2010                                                              58,697
2011                                                              90,777
2012                                                              15,320
2013                                                                 964
2014 and thereafter                                                2,588
                                                                --------
   Total finance receivables, net of unearned finance charges    195,686
Allowance for losses                                             (10,369)
                                                                --------
      Finance receivables, net                                  $185,317
                                                                ========

     During the years ended December 31, 2008, 2007 and 2006, principal cash collections of direct installment loans were $74,441,000, $74,751,000 and $71,630,000, respectively, and the percentages of these cash collections to average net balances were 47%, 51% and 54%, respectively. Retail installment notes' principal cash collections were $38,200,000, $37,987,000 and $32,941,000, respectively, and the percentages of these cash collections to average net balances were 149%, 146% and 145% for the years ended December 31, 2008, 2007 and 2006, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at both December 31, 2008 and 2007 was 5.3%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2008       2007      2006
----------------------------   --------   -------   -------
Balance at beginning of year   $ 10,067   $ 9,227   $ 8,292
Provision for credit losses       8,487     7,018     5,890
Charge-offs                     (11,907)   (9,741)   (8,183)
Recoveries                        3,722     3,549     3,228
Allowance on bulk purchases          --        14        --
                               --------   -------   -------
Balance at end of year         $ 10,369   $10,067   $ 9,227
                               ========   =======   =======

     At December 31, 2008 and 2007, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2008 and 2007 and the related allowance for losses were as follows:

                                INSTALLMENT
IN THOUSANDS                       LOANS
-----------------------------   -----------
Balances at December 31, 2008       $ 97
Related allowance for losses        $ 63
Balances at December 31, 2007       $143
Related allowance for losses        $ 93

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2008 and 2007 was $128,000 and $149,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2008 or 2007.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2008 and 2007 was $22,654,000 and $21,706,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2008 and 2007.

(9)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                                             2008       2007       2006
---------------------------------------------------   ----------   --------   --------
Computed tax expense (benefit)                        $(119,014)  $ 96,935   $ 86,542
Difference between computed and actual tax expense:
   Dividends received deduction                          (7,278)   (10,734)   (10,992)
   Tax credits                                           (5,257)    (6,532)    (2,793)
   Change in valuation allowance                         36,995          6         --
   Expense adjustments and other                          3,018      1,469     (1,105)
                                                      ---------   --------   --------
      Total tax expense (benefit)                     $ (91,536)  $ 81,144   $ 71,652
                                                      =========   ========   ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset (liability) at December 31 were as follows:

IN THOUSANDS                                                2008        2007
------------------------------------------------------   ---------   ---------
Deferred tax assets:
   Policyholder liabilities                              $      --   $   6,357
   Pension and postretirement benefits                      86,330      36,747
   Tax deferred policy acquisition costs                   120,119     112,439
   Deferred gain on individual disability coinsurance       10,746      12,171
   Net realized capital losses                             141,493      50,595
   Net unrealized capital losses                           201,650          --
   Ceding commissions and goodwill                           4,327       6,226
   Other                                                     8,031       7,334
                                                         ---------   ---------
      Gross deferred tax assets                            572,696     231,869
   Less valuation allowance                                (37,001)         (6)
                                                         ---------   ---------
      Deferred tax assets, net of valuation allowance      535,695     231,863
Deferred tax liabilities:
   Policyholder liabilities                                 28,538          --
   Deferred policy acquisition costs                       286,772     249,169
   Premiums                                                 31,048      28,876
   Real estate and property and equipment depreciation       7,398       7,222
   Basis difference on investments                           7,008       7,923
   Net unrealized capital gains                                 --      85,335
   Other                                                    17,361      13,450
                                                         ---------   ---------
      Gross deferred tax liabilities                       378,125     391,975
                                                         ---------   ---------
         Net deferred tax asset (liability)              $ 157,570   $(160,112)
                                                         =========   =========

     The Company has recorded a valuation allowance as of December 31, 2008 related to capital losses and tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain capital losses and certain state operating loss carryforwards will not be realized. A valuation allowance was held as of December 31, 2007 for state operating loss carryforwards.

     At December 31, 2008, state net operating loss carryforwards were $662,000, the majority of which will expire beginning in 2017.

     The increase in deferred tax asset valuation allowance for the years ended December 31, 2008, 2007, and 2006, were $36,995,000, $6,000 and $0, respectively.

     Income taxes paid for the years ended December 31, 2008, 2007, and 2006, were $17,073,000, $76,551,000 and $70,018,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2008       2007
--------------------------------------------------------   -------    -------
Balance at beginning of year                               $20,191    $14,938
Additions based on tax positions related to current year       881      5,303
Additions for tax positions of prior years                   5,206      2,227
Reductions for tax positions of prior years                 (1,562)    (2,277)
                                                           -------    -------
Balance at end of year                                     $24,716    $20,191
                                                           =======    =======

     Included in the balance of unrecognized tax benefits at December 31, 2008 are potential benefits of $6,324,000 that, if recognized, would affect the effective tax rate on income from operations.

     Upon adoption of FIN 48 on January 1, 2007, the Company classifies all interest and penalties related to tax uncertainties as income tax expense. Prior to adoption, interest was classified as general operating expense. As of December 31, 2008, accrued interest and penalties of $2,374,000 are recorded as current income tax liability on the consolidated balance sheets and $989,000 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2008, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2006, the Internal Revenue Service (IRS) completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004. The Company accrued for its applicable share of the taxes assessed as a result of the audit. In May 2007, the audit was re-opened by the Congressional Joint Committee on Taxation for a specific industry-wide issue. This examination was completed in June 2008 with one disputed issue. The Company paid the taxes assessed for the agreed issues in August 2008. For the one disputed issue, the Company made a Section 6603 deposit and is currently in appeals with the IRS Office of Appeals. The consolidated tax returns for 2005, 2006, and 2007 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of Appeals or the current examination will not have a material effect on its financial position.

(10) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2009, the Company expects to contribute the amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

(10) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company also has other postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $5,600,000 to the 401(h) account in 2009, and may contribute additional tax deductible amounts.

     As described in note 4, the Company adopted FAS 158 on December 31, 2007. The adoption of FAS 158 required the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of FAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting FAS 158:

                                                         BEFORE                      AFTER
                                                        ADOPTION    ADOPTION OF    ADOPTION
IN THOUSANDS                                           OF FAS 158     FAS 158     OF FAS 158
----------------------------------------------------   ----------   -----------   ----------
Other assets:
   Prepaid pension asset                                $ 46,708     $(23,882)     $ 22,826
   Intangible asset                                           27          (27)           --
Other liabilities:
   Accrued benefit cost - pension                        (44,430)     (14,822)      (59,252)
   Accrued benefit cost - other postretirement plans     (58,751)       4,021       (54,730)
Accumulated other comprehensive income                    (4,563)     (34,710)      (39,273)

     As described in note 4, effective December 31, 2008 the Company adopted the requirement to measure the funded status for its pension and other postretirement plans as of the date of its year-end financial statements. Prior to implementation of this change, the measurement date for the majority of the Company's pension and other postretirement plans was December 1. Upon adoption of the change in measurement date, the Company recorded a decrease to retained earnings of $1,277,000, net of taxes, and an increase to accumulated other comprehensive income (loss) of $89,000, net of tax.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                          PENSION BENEFITS         OTHER BENEFITS
                                                                       ---------------------    --------------------
IN THOUSANDS                                                              2008        2007        2008        2007
--------------------------------------------------------------------   ---------    --------    --------    --------
Change in benefit obligation:
Benefit obligation at beginning of year                                $ 449,373    $448,102    $ 62,057    $ 63,196
FAS 158 measurement date change                                            4,083          --         526          --
Service cost                                                              17,659      18,528       2,208       2,385
Interest cost                                                             28,675      25,878       4,106       3,665
Amendments                                                                    --         (96)         --          --
Actuarial (gain) loss                                                     17,877     (33,629)     19,916      (5,487)
Benefits paid                                                            (11,209)     (9,410)     (2,345)     (1,702)
                                                                       ---------    --------    --------    --------
Benefit obligation at end of year                                      $ 506,456    $449,373    $ 86,468    $ 62,057
                                                                       =========    ========    ========    ========
Change in plan assets:
Fair value of plan assets at beginning of year                         $ 392,947    $333,565    $  7,327    $  4,924
FAS 158 measurement date change                                            2,731          --          49          --
Actual return on plan assets                                             (85,350)     28,599      (2,983)        339
Employer contribution                                                     70,209      40,193       6,594       3,766
Benefits paid                                                            (11,209)     (9,410)     (2,345)     (1,702)
                                                                       ---------    --------    --------    --------
Fair value of plan assets at end of year                               $ 369,328    $392,947    $  8,642    $  7,327
                                                                       =========    ========    ========    ========
Net amount recognized:
Funded status                                                          $(137,128)   $(56,426)   $(77,826)   $(54,730)
Contributions after measurement date                                          --      20,000          --          --
                                                                       ---------    --------    --------    --------
Net amount recognized                                                  $(137,128)   $(36,426)   $(77,826)   $(54,730)
                                                                       =========    ========    ========    ========
Amounts recognized on the consolidated balance sheets:
Prepaid benefit cost                                                   $     282    $ 21,704    $     --    $     --
Accrued benefit cost                                                    (137,410)    (58,130)    (77,826)    (54,730)
                                                                       ---------    --------    --------    --------
Net amount recognized                                                  $(137,128)   $(36,426)   $(77,826)   $(54,730)
                                                                       =========    ========    ========    ========
Amounts recognized in accumulated other comprehensive income (loss):
Prior service benefit                                                  $   3,133    $  3,613    $ 10,654    $ 11,887
Net actuarial loss                                                      (177,738)    (46,906)    (30,900)     (7,866)
                                                                       ---------    --------    --------    --------
Accumulated other comprehensive income (loss) at end of year           $(174,605)   $(43,293)   $(20,246)   $  4,021
                                                                       =========    ========    ========    ========

                                                   PENSION BENEFITS       OTHER BENEFITS
                                                 --------------------   -------------------
IN THOUSANDS                                        2008       2007       2008       2007
----------------------------------------------   ---------   --------   --------   --------
Accumulated benefit obligation                   $ 362,352   $332,870   $ 86,467    $62,057
Plans with accumulated benefit obligation in
   excess of plan assets:
Projected benefit obligation                     $  70,622   $ 87,887
Accumulated benefit obligation                      49,455     71,473
Fair value of plan assets                           12,055     29,757
Weighted average assumptions used to determine
   benefit obligations:
Discount rate                                         5.78%      6.40%      5.77%      6.37%
Rate of compensation increase                         5.72%      5.71%        --         --
Components of net periodic benefit cost:
Service cost                                     $  17,659   $ 18,528   $  2,208    $ 2,385
Interest cost                                       28,675     25,878      4,106      3,665
Expected return on plan assets                     (30,649)   (25,625)      (590)      (411)
Transition obligation amortization                      --        548         --         --
Prior service benefit amortization                    (443)      (443)    (1,139)    (1,139)
Recognized net actuarial loss                        2,810      7,573        420        692
                                                 ---------   --------   --------    -------
Net periodic benefit cost                        $  18,052   $ 26,459   $  5,005    $ 5,192
                                                 =========   ========   ========    =======
Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income (loss):
Minimum pension liability                        $      --   $  1,389   $     --    $    --
Initial adoption of FAS 158                             --    (38,731)        --      4,021
Net loss (gain)                                   (133,876)        --    (23,488)        --
Amortization of prior service benefit                 (443)        --     (1,139)        --
Amortization of net loss                             2,810         --        420         --
                                                 ---------   --------   --------    -------
Total recognized in other comprehensive
   income (loss)                                 $(131,509)  $(37,343)  $(24,207)   $ 4,021
                                                 =========   ========   ========    =======

     The estimated prior service benefit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2009 are $444,000 and $4,961,000 respectively. The estimated prior service benefit and net actuarial loss for the other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2009 are $1,139,000 and $1,455,000, respectively.

                                           PENSION BENEFITS    OTHER BENEFITS
                                           ----------------   ----------------
                                             2008    2007       2008    2007
                                             ----    ----       ----    ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                                6.40%   5.69%      6.37%   5.71%
Expected long-term return on plan assets     7.77%   7.80%      7.00%   7.00%
Rate of compensation increase                5.71%   5.71%        --      --

     Estimated future benefit payments for pension and other postretirement plans:

                PENSION    OTHER     MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2009           $ 10,284    $ 2,415    $  123
2010             11,512      2,645       135
2011             13,010      2,889       150
2012             14,611      3,134       171
2013             17,522      3,433       192
2014 - 2018     113,111     20,955     1,247

     For measurement purposes, a 8.5% and 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008 and 2007, respectively. The rate was assumed to decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2008 and 2007. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2008 by $11,841,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2008 by $855,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2008 by $9,774,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2008 by $710,000.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate bonds and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2008   2007
                                    ----   ----
Equity securities                    41%    58%
Debt securities                      50%    35%
Insurance company general account     9%     7%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2008, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   50% to 68%
Debt securities                     22% to 41%
Insurance company general account    9% to 12%
Other                                0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 43% equity securities and 57% debt securities. The target asset allocation as of December 31, 2008 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2008, 2007, and 2006 of $10,087,000, $11,603,000 and $10,970,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(11) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                          2008        2007        2006
--------------------------------    --------    --------    --------
Balance at January 1                $602,622    $599,610    $584,771
   Less: reinsurance recoverable     530,178     523,490     507,076
                                    --------    --------    --------
Net balance at January 1              72,444      76,120      77,695
                                    --------    --------    --------
Incurred related to:
   Current year                       74,163      72,665      68,017
   Prior years                        (2,145)     (1,467)      1,098
                                    --------    --------    --------
Total incurred                        72,018      71,198      69,115
                                    --------    --------    --------
Paid related to:
   Current year                       45,694      42,755      37,453
   Prior years                        31,003      31,619      33,237
                                    --------    --------    --------
Total paid                            76,697      74,374      70,690
                                    --------    --------    --------
Disposition of subsidiary                 --        (500)         --
                                    --------    --------    --------
Net balance at December 31            67,765      72,444      76,120
   Plus: reinsurance recoverable     539,315     530,178     523,490
                                    --------    --------    --------
Balance at December 31              $607,080    $602,622    $599,610
                                    ========    ========    ========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $2,145,000 and $1,467,000 in 2008 and 2007, respectively, and increased $1,098,000 in 2006. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(12) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2008          2007          2006
-------------------   ----------    ----------    ----------
Direct premiums       $1,619,867    $1,226,867    $1,086,913
Reinsurance assumed      429,597       419,933       374,505
Reinsurance ceded       (187,188)     (178,809)     (152,479)
                      ----------    ----------    ----------
   Net premiums       $1,862,276    $1,467,991    $1,308,939
                      ==========    ==========    ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $166,794,000, $164,063,000 and $142,801,000 during 2008, 2007, and 2006, respectively.

     On March 7, 2006, the Company entered into a coinsurance agreement with American United Life Insurance Company whereby group life and accident and health accounts representing 1,030 group contracts with associated policy and claim liabilities of approximately $33,256,000 were transferred to the Company effective May 1, 2006 along with assets of $19,607,000. The Company paid a ceding commission in exchange for the liability transfer. Including the ceding commission, total expenses of $13,933,000 were capitalized and included within deferred policy acquisition costs on the consolidated balance sheets. This amount is being amortized over the life of the underlying block of policies included in the coinsurance agreement.

(13) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2008, 2007 or 2006.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2008         2007
------------------------------------------------------   ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,362,207   $1,966,562
      Net amount at risk                                 $  246,130   $    3,867
      Average attained age of contractholders                  56.1         51.2
   As withdrawals are taken
      Account value                                      $  358,692   $  296,165
      Net amount at risk                                 $  103,740   $      635
      Average attained age of contractholders                  62.3         61.7
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $   93,251   $  141,756
      Net amount at risk                                 $   47,165   $    1,840
      Average attained age of contractholders                  66.2         57.3
   At annuitization
      Account value                                      $  210,615   $  317,320
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.9          7.8
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  418,762   $  649,088
      Net amount at risk                                 $  184,013   $    4,703
      Average attained age of contractholders                  56.6         52.0
Guaranteed payout annuity floor:
      Account value                                      $   41,879   $   73,820
      Net amount at risk                                 $       97   $        7
      Average attained age of contractholders                  69.2         68.3

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                                2008         2007
---------------------------------------------           -----------  -----------
Account value (general and separate accounts)           $ 1,877,645  $ 2,566,056
Net amount at risk                                      $37,363,075  $36,423,948
Average attained age of policyholders                          48.0         47.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2008 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED   UNIVERSAL LIFE
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL    AND VARIABLE
IN THOUSANDS                   INCOME BENEFITS        FLOOR         BENEFIT         LIFE
----------------------------   ---------------   --------------   ----------   --------------
Balance at beginning of year       $ 1,501           $ 7,957        $ 5,029        $12,066
Incurred guarantee benefits          5,717            16,376         78,224         11,874
Paid guaranteed benefits            (1,257)             (410)            --         (7,693)
                                   -------           -------        -------        -------
Balance at end of year             $ 5,961           $23,923        $83,253        $16,247
                                   =======           =======        =======        =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2007 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED   UNIVERSAL LIFE
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL    AND VARIABLE
IN THOUSANDS                   INCOME BENEFITS        FLOOR         BENEFIT         LIFE
----------------------------   ---------------   --------------   ----------   --------------
Balance at beginning of year        $  714           $5,816         $ (575)        $ 7,200
Incurred guarantee benefits            891            2,211          5,604          10,617
Paid guaranteed benefits              (104)             (70)            --          (5,751)
                                    ------           ------         ------         -------
Balance at end of year              $1,501           $7,957         $5,029         $12,066
                                    ======           ======         ======         =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives under FAS 133 and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2008 and 2007 (except where noted otherwise):

     - For 2008, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - For 2007, data was compiled from 1,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using all of these scenarios.

     - Mean investment performance was 7.96% and 9.14% for 2008 and 2007, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28% for 2008 and 2007.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2008 and 2007 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     -    General account discount rate was 5.0% for 2008 and 2007.

     -    Separate account discount rate was 7.73% for 2008 and 2007.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

               VARIABLE ANNUITY CONTRACTS   VARIABLE LIFE CONTRACTS
               --------------------------   -----------------------
IN THOUSANDS        2008         2007          2008         2007
------------     ----------   ----------    ----------   ----------
Equity           $1,150,572   $1,907,397    $1,084,011   $1,715,573
Bond                276,207      346,938       120,114      127,669
Balanced            264,336      305,451       125,477      211,332
Money market         92,373       68,508        52,999       37,463
Mortgage             84,874      124,606        49,325       63,253
Real estate          47,737       78,326        29,192       44,140
                 ----------   ----------    ----------   ----------
   Total         $1,916,099   $2,831,226    $1,461,118   $2,199,430
                 ==========   ==========    ==========   ==========

(14) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2008 and 2007, the liability associated with unremitted premiums payable was $19,792,000 and $15,194,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2008 and 2007, the Company had restricted the use of $19,792,000 and $15,194,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(15) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2008 and 2007, the approved accrued interest was $3,008,000. At December 31, 2008 and 2007, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2008 and 2007, accumulated amortization was $592,000 and $545,000, respectively.

     At December 31, 2008, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2009, $0; 2010, $0; 2011, $0; 2012, $0; 2013, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2008, 2007 and 2006, was $10,419,000, $10,301,000 and $10,318,000, respectively.

(16) BUSINESS COMBINATIONS

     During 2008, the Company acquired certain insurance related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill. The Company may be required to pay up to $5,080,000 of additional cash consideration for the 2008 acquisitions subject to specific performance targets in the first three years following the transactions. Any additional cash consideration paid would be recorded as goodwill. The Company also accrued additional minimum consideration it expects to pay in relation to a 2006 acquisition. This additional consideration of $300,000 was recorded as goodwill.

     During 2007, the Company paid additional consideration of $19,072,000 related to its acquisition of Allied Solutions, LLC (Allied) in 2004, all of which was recorded as goodwill. The Company had accrued for $13,572,000 of the additional consideration as of December 31, 2006 and recorded the remaining amount of $5,500,000 in 2007.

     All acquisitions have been accounted for using the purchase method of accounting, as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operation and financial position.

(17) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2008      2007
----------------------------   -------   -------
Balance at beginning of year   $30,671   $25,171
Additions                        2,110     5,500
                               -------   -------
Balance at end of year         $32,781   $30,671
                               =======   =======

     Annual impairment testing of goodwill was completed in 2008. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2008 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2008      2007
----------------------------   -------   -------
Balance at beginning of year   $ 4,861   $ 7,281
Acquisitions                     3,872        --
Amortization                    (2,962)   (2,420)
                               -------   -------
Balance at end of year         $ 5,771   $ 4,861
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2008, 2007 or 2006.

     Intangible asset amortization expense for 2008, 2007 and 2006 in the amount of $2,962,000, $2,420,000 and $2,947,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2009, $1,912,000; 2010, $1,132,000; 2011,
     $890,000; 2012, $726,000; 2013, $620,000.

(18) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $13,099,000, $13,608,000 and $13,137,000 during 2008, 2007 and 2006, respectively. As of
     December 31, 2008 and 2007, the amount due to Advantus under these agreements was $3,958,000 and $3,975,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,689,000, $4,329,000 and $4,235,000 for the years ended December 31, 2008, 2007 and 2006, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2008, 2007 and 2006, the amounts transferred were $12,103,000, $14,775,000, and
     $13,699,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2008 and 2007, the amount payable to the Company was $11,930,000 and $11,917,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2008, 2007, and 2006 were $54,587,000, $52,352,000 and $48,565,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2008, 2007 and 2006 for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2008 and 2006. As of December 31, 2008 and 2007, reserves held under this policy were $12,904,000 and $17,506,000, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $4,166,000, $1,052,000 and $1,362,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2008, 2007 and 2006, respectively. As of December 31, 2008 and 2007, commission revenue due to the Company from its affiliates was $299,000 and $354,000, respectively.

(19) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                                  2008        2007       2006
-------------------------------------------------------   -----------   --------   --------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $(1,194,199)  $ 36,661   $ 68,829
      Reclassification adjustment for
         (gains) losses included in net income (loss)         386,114    (66,086)   (52,470)
   Adjustment to deferred policy acquisition costs            151,153     (2,410)     9,184
   Adjustment to reserves                                      11,007     (2,673)     8,555
   Adjustment to unearned policy and contract fees            (31,074)       754     (1,131)
   Adjustment to pension and other postretirement plans      (155,716)     1,389     (3,380)
                                                          -----------   --------   --------
                                                             (832,715)   (32,365)    29,587
   Income tax (expense) benefit related to items of
      other comprehensive income (loss)                       295,606     13,289    (11,462)
                                                          -----------   --------   --------
   Other comprehensive income (loss), net of tax          $  (537,109)  $(19,076)  $ 18,125
                                                          ===========   ========   ========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                                 2008        2007
----------------------------------------------------      ---------   ---------
Gross unrealized gains                                    $ 217,692   $ 351,438
Gross unrealized losses                                    (781,247)   (106,908)
Adjustment to deferred policy acquisition costs             141,340      (9,813)
Adjustment to reserves                                       (6,706)    (17,713)
Adjustment to unearned policy and contract fees             (28,978)      2,096
Adjustment to pension and other postretirement plans       (194,852)    (39,273)
                                                          ---------   ---------
                                                           (652,751)    179,827
Deferred federal income taxes                               232,304     (63,254)
                                                          ---------   ---------
   Net accumulated other comprehensive income (loss)      $(420,447)  $ 116,573
                                                          =========   =========

(20) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid dividends to Securian Financial Group, Inc. for the years ended December 31 as follows:

IN THOUSANDS          2008      2007      2006
-----------------   -------   -------   -------
Equity securities   $    --   $ 5,400   $   805
Cash                 74,500    10,500    65,000
                    -------   -------   -------
   Total            $74,500   $15,900   $65,805
                    =======   =======   =======

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2008 statutory results, the maximum amount available for the payment of dividends during 2009 by Minnesota Life Insurance Company without prior regulatory approval is $143,199,000.

     For the years ended December 31, Securian Financial Group, Inc. contributed capital to the Company as follows:

IN THOUSANDS                   2008      2007    2006
--------------------------   -------   -------   ----
Fixed maturity securities    $ 7,452   $    --    $--
Equity securities             47,850        --     --
Private equity investments    15,482        --     --
Cash                          11,307    14,000     --
Deferred tax asset             1,799        --     --
                             -------   -------    ---
   Total                     $83,890   $14,000    $--
                             =======   =======    ===

(21) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2008 and 2007, these securities were reported at fair value of $30,906,000 and $10,912,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $229,742,000 as of December 31, 2008. The Company estimates that $92,000,000 of these commitments will be invested in 2009, with the remaining $137,742,000 invested over the next four years.

     As of December 31, 2008, the Company had committed to purchase mortgage loans totaling $450,000 but had not completed the purchase transactions.

     As of December 31, 2008, the Company had committed to purchase corporate bonds totaling $4,975,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2009, $11,267,000; 2010, $11,267,000; 2011, $11,267,000; 2012, $11,267,000;
     2013, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2009, $760,000; 2010, $615,000; 2011, $463,000; 2012, $291,000; 2013, $282,000.
     Lease expense net of sub-lease income for the years ended December 31, 2008, 2007 and 2006 was $8,502,000, $8,670,000, and $8,558,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2009, $3,969,000; 2010, $3,088,000; 2011, $1,891,000; 2012, $1,327,000; 2013, $1,141,000.

     At December 31, 2008, the Company had guaranteed the payment of $72,700,000 policyholder dividends and discretionary amounts payable in 2009. The Company has pledged fixed maturity securities, valued at $78,527,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2008 and 2007 the assets held in trust were $642,731,000 and $632,083,000, respectively. These assets are not reflected in the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2010. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2008 and 2007 was approximately $3,041,000, and $1,780,000, respectively.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2008 and 2007 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,794,000 and $1,611,000 as of December 31, 2008 and 2007, respectively. These assets are being amortized over a five-year period.

(22) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 20 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2008, 2007 and 2006.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $(232,266,000) in 2008, $186,648,000 in 2007, and $172,804,000 in 2006.
     Statutory surplus of these operations was $1,431,990,000 and $1,818,067,000 as of December 31, 2008 and 2007, respectively.

(23) SUBSEQUENT EVENTS

     In February 2009, the Company declared and paid a cash dividend to SFG in the amount of $8,000,000.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                 (In thousands)

                                                                                   AS SHOWN
                                                                                    ON THE
                                                                   MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)       VALUE     BALANCE SHEET (1)
-------------------------------------------------   ----------   ----------   -----------------
Fixed maturity securities
    U.S. government                                 $   36,673   $   44,359       $   44,359
    Agencies not backed by the full faith and
       credit of the U.S. government                    34,250       37,429           37,429
    Foreign governments                                  4,196        4,659            4,659
    Public utilities                                   546,413      518,425          518,425
    Asset-backed securities                            370,439      307,074          307,074
    Mortgage-backed securities                       2,474,227    2,208,436        2,208,436
    All other corporate fixed maturity securities    3,010,523    2,728,576        2,728,576
                                                    ----------   ----------       ----------
       Total fixed maturity securities               6,476,721    5,848,958        5,848,958
                                                    ----------   ----------       ----------
Equity securities:
    Common stocks:
       Public utilities                                  2,285        1,950            1,950
       Banks, trusts and insurance companies            53,174       55,131           55,131
       Industrial, miscellaneous and all other         290,219      291,425          291,425
    Nonredeemable preferred stocks                       3,219        2,055            2,055
                                                    ----------   ----------       ----------
       Total equity securities                         348,897      350,561          350,561
                                                    ----------   ----------       ----------
Mortgage loans on real estate                        1,250,198       xxxxxx        1,250,198
Real estate (2)                                            167       xxxxxx              167
Policy loans                                           334,986       xxxxxx          334,986
Other investments                                      212,195       xxxxxx          212,195
Private equity investments                             436,365       xxxxxx          475,016
Derivative investments                                  57,413       xxxxxx           57,413
Fixed maturity securities on loan                      194,767       xxxxxx          216,753
Equity securities on loan                               35,039       xxxxxx           36,950
                                                    ----------                    ----------
       Total                                         2,521,130       xxxxxx        2,583,678
                                                    ----------                    ----------
Total investments                                   $9,346,748       xxxxxx       $8,783,197
                                                    ==========                    ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                        AS OF DECEMBER 31,
                       ----------------------------------------------------
                                    FUTURE POLICY
                         DEFERRED     BENEFITS,                OTHER POLICY
                          POLICY   LOSSES, CLAIMS               CLAIMS AND
                       ACQUISITION AND SETTLEMENT   UNEARNED     BENEFITS
        SEGMENT           COSTS     EXPENSES (1)  PREMIUMS (2)    PAYABLE
---------------------- ----------- -------------- ------------ ------------
2008:
   Life insurance       $  725,980   $3,081,751     $243,388     $259,668
   Accident and
      health insurance      67,384      735,159       38,549       30,629
   Annuity                 232,606    4,131,998           79           47
                        ----------   ----------     --------     --------
                        $1,025,970   $7,948,908     $282,016     $290,344
                        ==========   ==========     ========     ========
2007:
   Life insurance       $  640,808   $2,992,361     $222,637     $232,343
   Accident and
      health insurance      66,883      727,728       42,345       30,588
   Annuity                 186,659    3,558,481           76           78
                        ----------   ----------     --------     --------
                        $  894,350   $7,278,570     $265,058     $263,009
                        ==========   ==========     ========     ========
2006:
   Life insurance       $  636,082   $2,901,304     $222,080     $199,244
   Accident and
      health insurance      67,863      723,513       44,017       26,211
   Annuity                 168,636    3,578,597           42           48
                        ----------   ----------     --------     --------
                        $  872,581   $7,203,414     $266,139     $225,503
                        ==========   ==========     ========     ========

                                           FOR THE YEARS ENDED DECEMBER 31,
                       ------------------------------------------------------------------------
                                                             AMORTIZATION
                                                 BENEFITS,    OF DEFERRED
                                       NET    CLAIMS, LOSSES    POLICY      OTHER
                         PREMIUM   INVESTMENT AND SETTLEMENT  ACQUISITION OPERATING   PREMIUMS
         SEGMENT       REVENUE (3)   INCOME    EXPENSES (5)     COSTS      EXPENSES WRITTEN (4)
---------------------- ----------- ---------- -------------- ------------ --------- -----------
2008:
   Life insurance       $1,810,444  $307,256    $1,626,544     $173,942    $487,256
   Accident and
      health insurance     154,952    12,113        65,372       19,657      91,637
   Annuity                 400,870   209,847       461,486       43,982     154,491
                        ----------  --------    ----------     --------    --------     ---
                        $2,366,266  $529,216    $2,153,402     $237,581    $733,384     $--
                        ==========  ========    ==========     ========    ========     ===
2007:
   Life insurance       $1,646,730  $302,117    $1,466,006     $128,940    $466,857     $--
   Accident and
      health insurance     161,056    12,477        71,751       18,032      91,294      --
   Annuity                 147,161   207,776       193,856       29,211     137,693      --
                        ----------  --------    ----------     --------    --------     ---
                        $1,954,947  $522,370    $1,731,613     $176,183    $695,844     $--
                        ==========  ========    ==========     ========    ========     ===
2006:
   Life insurance       $1,476,332  $276,838    $1,337,338     $130,272    $433,882     $--
   Accident and
      health insurance     144,927    12,187        62,301       17,126      83,475      --
   Annuity                 135,099   211,375       193,909       30,409     124,959      --
                        ----------  --------    ----------     --------    --------     ---
                        $1,756,358  $500,400    $1,593,548     $177,807    $642,316     $--
                        ==========  ========    ==========     ========    ========     ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (In thousands)

                                                                                                    PERCENTAGE
                                                          CEDED TO    ASSUMED FROM                   OF AMOUNT
                                             GROSS         OTHER          OTHER          NET          ASSUMED
                                            AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                         ------------   -----------   ------------   ------------   ----------
2008: Life insurance in force            $551,339,006   $87,113,914   $179,254,141   $643,479,233      27.9%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $  1,099,198   $   101,695   $    416,489   $  1,413,992      29.5%
         Accident and health insurance        227,337        85,493         13,108        154,952       8.5%
         Annuity                              293,332            --             --        293,332       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,619,867   $   187,188   $    429,597   $  1,862,276      23.1%
                                         ============   ===========   ============   ============
2007: Life insurance in force            $475,804,865   $75,404,207   $158,001,860   $558,402,518      28.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    965,515   $    93,133   $    405,267   $  1,277,649      31.7%
         Accident and health insurance        232,066        85,676         14,666        161,056       9.1%
         Annuity                               29,286            --             --         29,286       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,226,867   $   178,809   $    419,933   $  1,467,991      28.6%
                                         ============   ===========   ============   ============
2006: Life insurance in force            $419,319,492   $63,028,552   $154,997,537   $511,288,477      30.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    834,505   $    67,063   $    364,099   $  1,131,541      32.2%
         Accident and health insurance        220,054        85,416         10,289        144,927       7.1%
         Annuity                               32,354            --            117         32,471       0.4%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,086,913   $   152,479   $    374,505   $  1,308,939      28.6%
                                         ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

Item Number     Caption in Part C
     26.        Exhibits

     27.        Directors and Officers of the Minnesota Life Insurance Company

     28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

     29.        Indemnification

     30.        Principal Underwriters

     31.        Location of Accounts and Records

     32.        Management Services

     33.        Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company

NAME AND PRINCIPAL                                               POSITION AND OFFICES
BUSINESS ADDRESS                                                 WITH MINNESOTA LIFE
------------------                                               --------------------
Brian C. Anderson                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                                                 Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                                   Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John J. Coughlan                                                 Director
XATA Corporation
151 East Cliff Road
Burnsville, MN  55337

Susan L. Ebertz                                                  Vice President - Group Insurance
Minnesota Life Insurance Company                                 Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                                                  Senior Vice President - Life
Minnesota Life Insurance Company                                 Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                                                Vice President - Life
Minnesota Life Insurance Company                                 New Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                                    Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                                               Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                                   Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

James E. Johnson                                                 Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                                             Senior Vice President - Individual
Minnesota Life Insurance Company                                 Distribution Management
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                                                  Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                                                 Vice President, Treasurer and
Minnesota Life Insurance Company                                 Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                                                 Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                                              Senior Vice President and
Minnesota Life Insurance Company                                 Chief Information Officer
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                                                Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

H. Geoffrey Peterson                                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                                              Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                                                  Director, Senior Vice President and
Minnesota Life Insurance Company                                 General Counsel
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                                                  Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                                                Chairman, President and Chief
Minnesota Life Insurance Company                                 Executive Officer
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                                                 Director, Executive Vice President
Minnesota Life Insurance Company                                 & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                                Director, Executive Vice President
Minnesota Life Insurance Company                                 and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

              (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account

              (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

                                                                       Positions and
Name and Principal                                                     Offices
Business Address                                                       with Underwriter
------------------                                                     ------------------
George I. Connolly                                                     President, Chief Executive Officer
Securian Financial Services, Inc.                                      and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                                                    Vice President - Business and
Securian Financial Services, Inc.                                      Market Development
400 Robert Street North
St. Paul, MN  55101

Lynda S. Czarnetzki                                                    Vice President - Financial
Securian Financial Services, Inc.                                      Management and Treasurer
400 Robert Street North
St. Paul, MN  55101

Richard A. Diehl                                                       Vice President and Chief Investment
Securian Financial Services, Inc.                                      Officer
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                                                        Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Scott C. Thorson                                                       Vice President - Operations
Securian Financial Services Inc.
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                                                       Senior Vice President, Chief Compliance
Securian Financial Services, Inc.                                      Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                                                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

              (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       Name of             Net Underwriting            Compensation on
      Principal              Discounts and              Redemption or          Brokerage               Other
     Underwriter              Commissions               Annuitization         Commissions          Compensation
    -------------         ------------------          -----------------      --------------      ----------------



Securian Financial
 Services, Inc.               $54,312,446                   ___                  ___                   ___

Item 31.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services

None.

Item 33.  Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-96383, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 19th day of October, 2009.

                                 MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                              (Registrant)

                             By: MINNESOTA LIFE INSURANCE COMPANY
                                              (Depositor)


                                 By /s/ Robert L. Senkler
                                   -------------------------------------------
                                               Robert L. Senkler
                                             Chairman of the Board,
                                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              SIGNATURE                         TITLE                           DATE
              ---------                         -----                           ----
/s/ Robert L. Senkler                           Chairman, President and         October 19, 2009
-------------------------------------           Chief Executive Officer
Robert L. Senkler

*                                               Director
-------------------------------------
Mary K. Brainerd

*                                               Director
-------------------------------------
John W. Castro

*                                               Director
-------------------------------------
John J. Coughlan

*                                               Director
-------------------------------------
Sara H. Gavin

*                                               Director
-------------------------------------
John F. Grundhofer

*                                               Director
-------------------------------------
John H. Hooley

*                                               Director
-------------------------------------
Dennis E. Prohofsky

*                                               Director
-------------------------------------
Dwayne C. Radel

                                                Director
-------------------------------------
Trudy A. Rautio

*                                               Director
-------------------------------------
Randy F. Wallake

*                                               Director
-------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                           Executive Vice President        October 19, 2009
-------------------------------------           and Chief Financial Officer
Warren J. Zaccaro                               (chief financial officer)


/s/ Warren J. Zaccaro                           Executive Vice President        October 19, 2009
-------------------------------------           and Chief Financial Officer
Warren J. Zaccaro                               (chief accounting officer)


/s/ David J. LePlavy                            Vice President, Treasurer       October 19, 2009
-------------------------------------           and Controller (treasurer)
David J. LePlavy

/s/ Dwayne C. Radel                             Director and Attorney-in-Fact   October 19, 2009
-------------------------------------
Dwayne C. Radel


* Pursuant to power of attorney dated February 10, 2009, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number           Description of Exhibit
--------------           ----------------------
26(a)                    Resolution of the Board of Trustees of The Minnesota
                         Mutual Life Insurance Company dated October 21, 1985,
                         previously filed as Exhibit 26(a) to Minnesota Life
                         Variable Life Account's Form N-6, File number
                         333-120704, Initial Registration Statement, on November
                         23, 2004, is hereby incorporated by reference.

26(b)                    Not Applicable.

26(c)(1) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and
                         Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564,
                         Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2) Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life Variable
                         Life Account's Form N-6, Post Effective Amendment
                         Number 1, File Number 333-109853, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)                 Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1) Variable Adjustable Life Insurance Policy, form 99-680, previously filed as Exhibit A(5)(a) to Registrant's
                         Form S-6, File Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(2) Family Term Agreement-Children, form 99-904, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File
                         Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(3) Exchange of Insureds Agreement, form 99-914, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File
                         Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(4) Inflation Agreement, form 99-916, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number
                         333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(5) Waiver of Premium Agreement, form 99-917, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File
                         Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(6) Business Continuation Agreement, form 99-929, previously filed as Exhibit A(5)(f) to Registrant's
                         Form S-6, File

                         Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(7) Accelerated Benefit Agreement, form 99-931, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File
                         Number 333-96383, Pre-Effective Amendment Number 1, on
                         May 31, 2000, is hereby incorporated by reference.

26(d)(8) Early Values Agreement, form 99-939, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File
                         Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(9)                 Short Term Agreement, form 99-324, previously filed as
                         Exhibit A(5)(i) to Registrant's Form S-6, File Number
                         333-96383, on February 8, 2000, is hereby incorporated by reference.

26(d)(10)                Face Amount Increase Agreement, form MHC-86-915,
                         previously filed as Exhibit A(5)(h) to Registrant's
                         Form S-6, File Number 33-3233, Post Effective Amendment
                         Number 14, on March 4, 1999, is hereby incorporated by
                         reference.

26(d)(11)                Amendment to change 1980 CSO to 2001 CSO, form E1512 CSO
                         2001, previously filed as Exhibit 26(d)(11) to the
                         Registrant's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 13, on February 27,
                         2009, is hereby incorporated by reference.

26(e)(1) Application Part 1, form F59410 Rev 3-2006, previously filed as Exhibit 26(e)(1) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 33-64395,
                         Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(2) Application Part 3 -- Agreements and Authorization, form F59536 Rev 3-2006, previously filed as Exhibit
                         26(e)(2) to Minnesota Life Variable Life Account's Form
                         N-6, File Number 33-64395, Post-Effective Amendment
                         Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(3)                 Policy Change -- Application Part 1, form F59538 Rev
                         3-2006, previously filed as Exhibit 26(e)(3) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-64395, Post-Effective Amendment Number 13, on
                         April 21, 2006, is hereby incorporated by reference.

26(e)(4)                 Policy Change Application  Part 3, form F59534 Rev
                         3-2006, previously filed as Exhibit 26(e)(4) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-64395, Post-Effective Amendment Number 13, on
                         April 21, 2006, is hereby incorporated by reference.

26(e)(5) Policy Change Application, form F59537 Rev 3-2006, previously filed as Exhibit 26(e)(5) to Minnesota Life
                         Variable Life Account's Form N-6, File Number 33-64395,
                         Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(6)                 Guaranteed & Simplified Issue Application, form F.58241
                         9-2002, previously filed as Exhibit 27(e)(8) to the
                         Registrant's Form N-6, File Number 333-96383, Post
                         Effective Amendment Number 3, on February 27, 2003, is
                         hereby incorporated by reference.
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26(e)(7)                 Guaranteed & Simplified Issue Application Census, form
                         F.58242 9-2002, previously filed as Exhibit 27(e)(9) to
                         the Registrant's Form N-6, File Number 333-96383, Post
                         Effective Amendment Number 3, on February 27, 2003, is
                         hereby incorporated by reference.

26(e)(8)                 Simplified Issue Proposed Insured Information, form
                         F.58243 9-2002, previously filed as Exhibit 27(e)(10) to the Registrant's Form N-6, File Number 333-96383,
                         Post Effective Amendment Number 3, on February 27,
                         2003, is hereby incorporated by reference.

26(e)(9)                 Guaranteed Issue Proposed Insured Information, form
                         F.58244 9-2002, previously filed as Exhibit 27(e)(11) to the Registrant's Form N-6, File Number 333-96383,
                         Post Effective Amendment Number 3, on February 27,
                         2003, is hereby incorporated by reference.

26(e)(10)                Application Part 2, form F. 59573 8-2003, previously
                         filed as exhibit 26(e)(3) to Minnesota Life Variable
                         Life Account, File Number 333-120704, Initial
                         Registration Statement, on November 23, 2004, is hereby
                         incorporated by reference.

26(e)(11)                Application Part 2, form F. 59572 8-2003, previously
                         filed as exhibit 26 (e) (3) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 333-120704,
                         Initial Registration Statement, on November 30, 2004,
                         is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's
                         Form S-6, File Number 333-96383, on February 8, 2000, is hereby incorporated by reference.

26(f)(2)                 Bylaws of the Depositor, previously filed as Exhibit
                         26(f)(2) to Minnesota Life Variable Life Account's Form
                         N-6, File Number 333-120704, Initial Registration
                         Statement, on November 23, 2004, is hereby incorporated by reference.

26(g)                    Reinsurance Contracts, previously filed as Exhibit
                         27(g) to Registrant's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporate by reference.

26(h)(1)(i)              Participation Agreement among Advantus Series Fund, Inc.,
                         Advantus Capital Management, Inc. and Minnesota Life Insurance
                         Company - Previously filed on September 7, 2007 as Exhibit
                         23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A, File
                         Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

26(h)(1)(ii)             Shareholder Information Agreement between Advantus Series
                         Fund, Inc. and Minnesota Life Insurance Company, filed on April 20,
                         2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number
                         33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.
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26(h)(2)(i)              Fund Participation Agreement between Janus Aspen
                         Series, Janus Distributors, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit
                         27(h)(2)(i) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, on February 27,
                         2003, is hereby incorporated by reference.

26(h)(2)(ii)             Addendum Dated May 1, 2000 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(2)(ii) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, on February 27, 2003, is hereby incorporated
                         by reference.

26(h)(2)(iii)            Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(2)(iii) to Minnesota Life Variable Universal Life
                         Account's Form N-6, File Number 33-85496,
                         Post-Effective Amendment Number 10, on February 27,
                         2003, is hereby incorporated by reference.

26(h)(2)(iv)             Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(2)(iv) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 10, on February 27, 2003, is hereby incorporated
                         by reference.

26(h)(2)(v)              Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company,
                         filed on April 22, 2005 as Exhibit 26(h)(2)(v) to
                         Minnesota Life Variable Universal Life Account's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 14, is hereby incorporated by reference.

26(h)(2)(vi)             Amendment dated May 1, 2005 to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company,
                         previously filed as Exhibit 26(h)(2)(vi) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         33-64395, Post-Effective Amendment Number 13, on April
                         21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)            Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company,
                         filed on December 20, 2006 as exhibit 24(c)(d)(vi) to
                         Variable Annuity Account's Form N-4, File Number
                         333-136242, Pre-Effective Amendment Number 2, is hereby
                         incorporated by reference.

26(h)(2)(viii)           Rule 22c-2 Shareholder Information Agreement between
                         Janus Capital Management, LLC, Janus Services LLC,
                         Janus Distributors LLC, Janus Aspen Series and
                         Minnesota Life Insurance Company, filed on April 20,
                         2007 as Exhibit 26(h)(2)(viii) to Registrant's Form
                         N-6, File Number 33-85496, Post-Effective Amendment
                         Number 17, is hereby incorporated by reference.

26(h)(3)(i)              Amended and Restated Participation Agreement among
                         Variable Insurance Products Fund, Fidelity Distributors
                         Corporation and Minnesota Life Insurance Company, filed
                         on April 20, 2007 as Exhibit 26(h)(3) to Registrant's
                         Form N-6, File Number 33-85496, Post-Effective
                         Amendment Number 17, is hereby incorporated by
                         reference.

26(h)(3)(ii)             First Amendment to Amended and Restated Participation
                         Agreement among Minnesota Life Insurance Company, Fidelity
                         Distributors Corporation, Variable Insurance Products Fund,
                         Variable Insurance Products Fund II, Variable Insurance
                         Products Fund III and Variable Insurance Products Fund IV,
                         previously filed on December 14, 2007 as exhibit 26(h)(4)(ii)
                         to Minnesota Life Individual Variable Universal Life Account's
                         Form N-6, File Number 333-144604, Pre-Effective Amendment
                         Number 1, is hereby incorporated by reference.
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26(h)(4)                 Fund Shareholder Services Agreement between Minnesota
                         Life Insurance Company and Ascend Financial Services,
                         Inc., previously filed as Exhibit 27(h)(6) to Minnesota
                         Life Variable Universal Life Account's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 10, on
                         February 27, 2003, is hereby incorporated by reference.

26(h)(5)(i)              Participation Agreement among Oppenheimer Variable
                         Account Funds, OppenheimerFunds, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         8(s) to Variable Annuity Account's Form N-4, File
                         Number 333-91784, Post-Effective Amendment Number 2, on
                         April 23, 2003, is hereby incorporated by reference.

26(h)(5)(ii)             Amendment No. 1 to the Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously
                         filed as Exhibit 8(s)(i) to Variable Annuity Account's
                         Form N-4, File Number 333-91784, Post-Effective
                         Amendment Number 2, on April 23, 2003, is hereby
                         incorporated by reference.

26(h)(5)(iii)            Amendment No. 2 to the Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously
                         filed as Exhibit 8(s)(ii) to Variable Annuity Account's
                         Form N-4, File Number 333-91784, Post-Effective
                         Amendment Number 2, on April 23, 2003, is hereby
                         incorporated by reference.

26(h)(5)(iv)             Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously
                         filed as Exhibit 26(h)(7)(iv) to Minnesota Life
                         Variable Life Account's Form N-6, File Number 33-3233,
                         Post-Effective Amendment Number 23, on April 26, 2005,
                         is hereby incorporated by reference.

26(h)(5)(v)              Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds,
                         Inc. and Minnesota Life Insurance Company, previously
                         filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 33-64395,
                         Post-Effective Amendment Number 13, on April 21, 2006,
                         is hereby incorporated by reference.

26(h)(5)(vi)             Amendment No. 5 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, Oppenheimer Funds,
                         Inc. and Minnesota Life Insurance Company filed on
                         December 20, 2006 as exhibit 24(c)(k)(v) to Variable
                         Annuity Account's Form N-4, File Number 333-136242,
                         Pre-Effective Amendment Number 2, is hereby
                         incorporated by reference.

26(h)(5)(vii)            Shareholder Information Agreement Under Rule 22c-2
                         of the Investment Company Act of 1940 among
                         OppenheimerFunds Services, OppenheimerFunds
                         Distributor, Inc. and Minnesota Life Insurance
                         Company previously filed on September 6, 2007 as
                         exhibit 24(c)(8)(w) to Variable Annuity Account's Form
                         N-4, File Number 333-140230, Pre-Effective Amendment
                         Number 1, is hereby incorporated by reference.

26(h)(6)(i)              Participation Agreement among Panorama Series Fund,
                         Inc., OppenheimerFunds, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit 8(t) to
                         Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 2, on April
                         23, 2003, is hereby incorporated by reference.

26(h)(6)(ii)             Amendment No. 1 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 8(t)(i) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Number
                         2, on April 23, 2003, is hereby incorporated by
                         reference.
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26(h)(6)(iii)            Amendment No. 2 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 8(t)(ii) to Variable Annuity Account's Form
                         N-4, File Number 333-91784, Post-Effective Amendment
                         Number 2, on April 23, 2003, is hereby incorporated by
                         reference.

26(h)(6)(iv)             Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 33-3233, Post-Effective
                         Amendment Number 23, on April 26, 2005, is hereby
                         incorporated by reference.

26(h)(6)(v)              Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 33-64395,
                         Post-Effective Amendment Number 13, on April 21, 2006,
                         is hereby incorporated by reference.

26(h)(6)(vi)             Amendment No. 5 to Participation Agreement among
                         Panorama Series Funds, Inc., Oppenheimer Funds, Inc.
                         and Minnesota Life Insurance Company filed on December
                         20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity
                         Account's Form N-4, File Number 333-136242,
                         Pre-Effective Amendment Number 2, is hereby
                         incorporated by reference.

26(h)(7)(i)              Participation Agreement among Putnam Variable Trust,
                         Putnam Retail Management, L.P. and Minnesota Life
                         Insurance Company, previously filed as Exhibit 8(u) to
                         Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 2, on April
                         23, 2003, is hereby incorporated by reference.

26(h)(7)(ii)             Schedule A as amended May 1, 2003 to the Participation
                         Agreement among Putnam Variable Trust, Putnam Retail
                         Management, L.P. and Minnesota Life Insurance Company,
                         previously filed as Exhibit 8(u)(i) to Variable Annuity
                         Account's Form N-4, File Number 333-91784,
                         Post-Effective Amendment Number 2, on April 23, 2003,
                         is hereby incorporated by reference.

26(h)(7)(iii)            Amendment No. 1 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and
                         Minnesota Life Insurance Company filed on December 20,
                         2006 as exhibit 24(c)(m)(ii) to Variable Annuity
                         Account's Form N-4, File Number 333-136242,
                         Pre-Effective Amendment Number 2, is hereby
                         incorporated by reference.

26(h)(7)(iv)             Rule 22c-2 Agreement among Putnam Fiduciary Trust
                         Company, Putnam Retail Management Limited Partnership
                         and Minnesota Life Insurance Company previously filed
                         on September 6, 2007 as exhibit 24(c)(8)(x) to Variable
                         Annuity Account's Form N-4, File Number 333-140230,
                         Pre-Effective Amendment Number 1, is hereby
                         incorporated by reference.

26(h)(7)(v)              Amendment No. 2 to the Participation Agreement among
                         Putman Variable Trust, Putnam Retail Management, L.P.
                         and Minnesota Life Insurance Company, previously filed
                         on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to
                         Variable Annuity Account's Form N-4, File Number 333-91784,
                         Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(8)(i)              Participation Agreement by and among AIM Variable
                         Insurance Funds, AIM Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(10)(i) to Registrant's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, on April
                         30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)             Schedule A as amended May 1, 2003 to the Participation
                         Agreement among AIM Variable Insurance Funds, AIM
                         Distributors, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(10)(ii) to
                         Registrant's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003,
                         is hereby incorporated by reference.

26(h)(8)(iii)            Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance
                         Funds, AIM Distributors, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit
                         26(h)(10)(iii) to Minnesota Life Variable Life
                         Account's Form N-6, File Number 33-3233, Post-Effective
                         Amendment Number 23, on April 26, 2005, is hereby
                         incorporated by reference.

26(h)(8)(iv)             Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance
                         Funds, AIM Distributors, Inc. and Minnesota Life
                         Insurance Company, previously filed as Exhibit
                         26(h)(10)(iv) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 33-64395, Post-Effective
                         Amendment Number 13, on April 21, 2006, is hereby
                         incorporated by reference.

26(h)(8)(v)              Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc.
                         and Minnesota Life Insurance Company filed on December
                         20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity
                         Account's Form N-4, File Number 333-136242,
                         Pre-Effective Amendment Number 2, is hereby
                         incorporated by reference.

26(h)(8)(vi)             Intermediary Agreement Regarding Compliance with SEC
                         Rule 22c-2 between AIM Investment Services, Inc. and
                         Minnesota Life Insurance Company previously filed on
                         September 6, 2007 as exhibit 24(c)(8)(s) to Variable
                         Annuity Account's Form N-4, File Number 333-140230,
                         Pre-Effective Amendment Number 1, is hereby
                         incorporated by reference.

26(h)(9)(i)              Shareholder Services Agreement among American Century
                         Investment Services, Inc. and Minnesota Life Insurance
                         Company, previously filed as Exhibit 27(h)(11) to
                         Registrant's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003,
                         is hereby incorporated by reference.

26(h)(9)(ii)             Amendment No. 1 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American
                         Century Investments, Inc., previously filed as Exhibit
                         26(h)(11)(ii) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 33-64395, Post-Effective
                         Amendment Number 13, on April 21, 2006, is hereby
                         incorporated by reference.

26(h)(9)(iii)            Shareholder Information Agreement between American
                         Century Investment Services, Inc. and Minnesota Life
                         Insurance Company previously filed on September 6, 2007
                         as exhibit 24(c)(8)(t) to Variable Annuity Account's
                         Form N-4, File Number 333-140230, Pre-Effective
                         Amendment Number 1, is hereby incorporated by
                         reference.
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26(h)(10)(i)             Participation Agreement by and among Minnesota Life
                         Insurance Company, Warburg, Pincus Trust, Credit Suisse
                         Asset Management, LLC and Credit Suisse Asset
                         Management Securities, Inc., previously filed as
                         Exhibit 27(h)(12) to Registrant's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, on April
                         30, 2003, is hereby incorporated by reference.

26(h)(10)(ii)            Rule 22c-2 Shareholder Information Agreement by and
                         between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life
                         Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to
                         Registrant's Form N-6, File Number 333-96383, Post-Effective
                         Amendment Number 10 on February 28, 2008, is hereby
                         incorporated by reference.

26(h)(11)(i)             Participation Agreement among MFS Variable Insurance
                         Trust, Massachusetts Financial Services Company and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(13)(i) to Registrant's Form N-6, File
                         Number 333-96383, Post-Effective Amendment Number 4, on
                         April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)            Amendment No. 1 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(13)(ii) to
                         Registrant's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003,
                         is hereby incorporated by reference.

26(h)(11)(iii)           Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company,
                         previously filed as Exhibit 27(h)(13)(iii) to
                         Registrant's Form N-6, File Number 333-96383,
                         Post-Effective Amendment Number 4, on April 30, 2003,
                         is hereby incorporated by reference.

26(h)(11)(iv)            Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company,
                         previously filed as Exhibit 26(h)(13)(iv) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         33-64395, Post-Effective Amendment Number 13, on April
                         21, 2006, is hereby incorporated by reference.

26(h)(11)(v)             Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company,
                         previously filed as Exhibit 26(h)(13)(v) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         33-64395, Post-Effective Amendment Number 13, on April
                         21, 2006, is hereby incorporated by reference.

26(h)(11)(vi)            Letter dated December 7, 2005 amending Participation
                         Agreement among MFS Variable Insurance Trust,
                         Massachusetts Financial Services Company and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         26(h)(13)(vi) to Minnesota Life Variable Life Account's
                         Form N-6, File Number 33-64395, Post-Effective
                         Amendment Number 13, on April 21, 2006, is hereby
                         incorporated by reference.

26(h)(11)(vii)           Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company
                         filed on December 20, 2006 as exhibit 24(c)(p)(vi) to
                         Variable Annuity Account's Form N-4, File Number
                         333-136242, Pre-Effective Amendment Number 2, is hereby
                         incorporated by reference.

26(h)(11)(viii)          Rule 22c-2 Shareholder Information Agreement between
                         MFS Fund Distributors, Inc. and Minnesota Life
                         Insurance Company previously filed on September 6, 2007
                         as exhibit 24(c)(8)(v) to Variable Annuity Account's
                         Form N-4, File Number 333-140230, Pre-Effective
                         Amendment Number 1, is hereby incorporated by
                         reference.

26(h)(12)(i)             Participation Agreement as of May 1, 2000 between
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin Templeton Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(14)(i) to Registrant's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, on April
                         30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)            Amendment to Participation Agreement as of May 1, 2000
                         between Franklin Templeton Variable Insurance Products
                         Trust, Franklin Templeton Distributors, Inc. and
                         Minnesota Life Insurance Company, previously filed as
                         Exhibit 27(h)(14)(ii) to Registrant's Form N-6, File
                         Number 333-96383, Post-Effective Amendment Number 4, on
                         April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)           Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin Templeton Distributors, Inc. and Minnesota
                         Life Insurance Company, previously filed as Exhibit
                         27(h)(14)(iii) to Registrant's Form N-6, File Number
                         333-96383, Post-Effective Amendment Number 4, on April
                         30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)            Amendment No. 3 to Participation Agreement by and among
                         Franklin Templeton Variable Insurance Products Trust,

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                         Franklin Templeton Distributors, Inc., Minnesota Life
                         Insurance Company and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)             Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin/Templeton Distributors, Inc., Minnesota Life
                         Insurance Company and Securian Financial Services,
                         Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-64395, Post-Effective Amendment Number 13, on
                         April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)            Amendment No. 5 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust,
                         Franklin/Templeton Distributors, Inc., and Minnesota
                         Life Insurance Company filed on December 20, 2006 as
                         exhibit 24(c)(q)(v) to Variable Annuity Account's Form
                         N-4, File Number 333-136242, Pre-Effective Amendment
                         Number 2, is hereby incorporated by reference.

26(h)(12)(vii)           Rule 22c-2 Agreement between Franklin Templeton
                         Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
                         24(c)(8)(u) to Variable Annuity Account's Form N-4,
                         File Number 333-140230, Pre-Effective Amendment Number
                         1, is hereby incorporated by reference.

26(h)(13)(i)             Participation Agreement as of September 29, 2003
                         between Minnesota Life Insurance Company and Waddell &
                         Reed, Inc. previously filed as Exhibit 27(h)(15) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 333-109853, Pre-Effective Amendment Number 1, on
                         February 19, 2004, is hereby incorporated by reference.

26(h)(13)(ii)            Amendment Number One to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company,
                         Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota
                         Life Variable Life Account's Form N-6, File Number
                         33-64395, Post-Effective Amendment Number 13, on April
                         21, 2006, is hereby incorporated by reference.

26(h)(13)(iii)           Shareholder Information Agreement among Ivy Funds
                         Distributor, Inc., Waddell & Reed, Inc. and Minnesota
                         Life Insurance Company, filed on April 20, 2007 as
                         Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File
                         Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)            Second Amendment to the Target Funds Participation Agreement
                         among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                         and W&R Target Funds, Inc. previously filed as Exhibit
                         24(c)(8)(ii) to Variable Annuity Account's Form N-4, File
                         Number 333-136242, Post-Effective Amendment Number 6 on
                         February 27, 2009, is hereby incorporated by reference.

26(i)(1)(i)              Investment Accounting Agreement between Securian
                         Financial Group, Inc. and State Street Bank and Trust
                         Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity Account's Form N-4, File Number
                         333-91784, Post-Effective Amendment Number 1, on
                         February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)             First Amendment to Investment Accounting Agreement
                         between Securian Financial Group, Inc. and State Street
                         Bank and Trust Company, previously filed on August 15,
                         2006 as Exhibit 26(i)(l)(b) to the Securian Life
                         Variable Universal Life Account's Form N-6, File Number
                         333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)              Administration Agreement between Securian Financial
                         Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable
                         Annuity Account's Form N-4, File Number 333-91784,
                         Post-Effective Amendment Number 1, on February 25,
                         2003, is hereby incorporated by reference.

26(i)(2)(ii)             First Amendment to Administration Agreement between
                         Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable
                         Universal Life Account's Form N-6, File Number
                         333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)                    Not Applicable.

26(k)                    Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)                    Actuarial Opinion of Robert J. Ehren, FSA, CLU.

26(m)                    Calculation, previously filed as Exhibit 26(m) to Registrant's
                         Form N-6, File Number 333-96383, Post Effective Amendment
                         Number 14, on April 27, 2009, is hereby incorporated by reference.

26(n)                    Consent of KPMG LLP.

26(o)                    Not Applicable.

26(p)                    Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.
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